FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05387

                        FRANKLIN MUTUAL SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2789
               (Address of principal executive offices) (Zip code)

           CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   973/912-2000

Date of fiscal year end:  12/31

Date of reporting period: 3/31/07

Item 1. Schedule of Investments.


Franklin Mutual Series Fund Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
MARCH 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Mutual Shares Fund ......................................................     3

Mutual Qualified Fund ...................................................    13

Mutual Beacon Fund ......................................................    22

Mutual Discovery Fund ...................................................    31

Mutual European Fund ....................................................    41

Mutual Financial Services Fund ..........................................    47

Notes to Statements of Investments ......................................    52

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    Franklin  o  Templeton  o  MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

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Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL SHARES FUND                                                COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 92.5%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 89.0%
          AEROSPACE & DEFENSE 0.1%
        a GenCorp Inc. ...............................................   United States            2,073,770          $   28,700,977
                                                                                                                     --------------
          AIRLINES 0.3%
        a ACE Aviation Holdings Inc., A ..............................       Canada               2,376,693              62,705,993
      a,b ACE Aviation Holdings Inc., A, 144A ........................       Canada                 121,088               3,194,751
                                                                                                                     --------------
                                                                                                                         65,900,744
                                                                                                                     --------------
          AUTOMOBILES 1.0%
          General Motors Corp. .......................................   United States            4,959,470             151,958,161
a,c,d,e,f International Automotive Components Group Brazil LLC .......       Brazil               6,069,096              34,897,302
a,c,d,e,f International Automotive Components Group Japan LLC ........       Japan                1,104,272               9,370,546
a,c,d,e,f International Automotive Components Group LLC ..............     Luxembourg            25,796,752              25,796,752
a,c,d,e,f International Automotive Components Group NA LLC ...........   United States            9,502,067               9,502,067
                                                                                                                     --------------
                                                                                                                        231,524,828
                                                                                                                     --------------
          BEVERAGES 1.8%
          Brown-Forman Corp., A ......................................   United States              125,460               8,666,777
          Brown-Forman Corp., B ......................................   United States              606,036              39,731,720
          Coca-Cola Enterprises Inc. .................................   United States            8,021,543             162,436,246
          Pernod Ricard SA ...........................................      France                1,031,416             209,117,540
                                                                                                                     --------------
                                                                                                                        419,952,283
                                                                                                                     --------------
          BUILDING PRODUCTS 0.3%
        a Armstrong World Industries Inc. ............................   United States              401,008              20,391,257
      a,g Armstrong World Industries Inc., Contingent Distribution ...   United States           45,410,075                 737,914
        a Owens Corning Inc. .........................................   United States              249,400               7,945,884
      a,c Owens Corning Inc., (restricted) ...........................   United States            1,021,874              30,929,060
      a,c Owens Corning Inc., options to purchase (shares), exercise
            price $37.50, expiration date 1/02/08 ....................   United States              911,589                      --
      a,c Owens Corning Inc., options to sell (shares), exercise price
            $25.00, expiration date 4/06/07 ..........................   United States              911,589                      --
                                                                                                                     --------------
                                                                                                                         60,004,115
                                                                                                                     --------------
          CAPITAL MARKETS 1.1%
          Investors Financial Services Corp. .........................   United States              384,100              22,335,415
          Legg Mason Inc. ............................................   United States            1,524,491             143,622,297
          The Bear Stearns Cos. Inc. .................................   United States              656,304              98,675,307
                                                                                                                     --------------
                                                                                                                        264,633,019
                                                                                                                     --------------
          CHEMICALS 0.9%
        a Arkema .....................................................       France                 284,313              16,296,113
    a,g,o Dow Corning Corp., Contingent Distribution .................   United States          621,830,547              12,518,720
          Koninklijke DSM NV .........................................    Netherlands             1,088,980              48,776,493
          Linde AG ...................................................      Germany               1,240,940             133,654,248
                                                                                                                     --------------
                                                                                                                        211,245,574
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 3

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL SHARES FUND                                                  COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL BANKS 8.9%
        ABN Amro Holding NV ..........................................    Netherlands             1,598,460          $   68,778,851
        Banca Popolare di Verona e Novara SCRL .......................       Italy                1,678,064              52,102,563
      a Banca Popolare Italiana SCRL .................................       Italy                3,389,889              52,966,216
        BNP Paribas SA ...............................................      France                1,384,778             144,596,899
    a,d Centennial Bank Holdings Inc. ................................   United States            4,796,867              41,492,900
        Chinatrust Financial Holding Co. Ltd. ........................      Taiwan               71,151,280              55,583,578
        Danske Bank AS ...............................................      Denmark               3,475,500             161,684,489
a,c,d,e Elephant Capital Holdings Ltd. ...............................       Japan                   26,671              30,294,742
        Intesa Sanpaolo SpA ..........................................       Italy               26,466,053             200,931,144
      a Investors Bancorp Inc. .......................................   United States                1,796                  25,934
        Mitsubishi UFJ Financial Group Inc. ..........................       Japan                   13,221             149,212,355
  a,c,e NCB Warrant Holdings Ltd., A .................................       Japan                  124,040              12,693,013
        Societe Generale, A ..........................................      France                1,109,568             191,696,910
        Sumitomo Mitsui Financial Group Inc. .........................       Japan                   16,131             146,465,018
        Svenska Handelsbanken AB, A ..................................      Sweden                7,571,740             225,055,657
        Swedbank AB, A ...............................................      Sweden                3,620,404             126,797,894
        U.S. Bancorp .................................................   United States            4,991,580             174,555,553
        UnionBanCal Corp. ............................................   United States            1,002,800              63,597,576
        Wachovia Corp. ...............................................   United States            3,571,595             196,616,305
                                                                                                                     --------------
                                                                                                                      2,095,147,597
                                                                                                                     --------------
        COMMERCIAL SERVICES & SUPPLIES 0.2%
      a Comdisco Holding Co. Inc. ....................................   United States                1,098                  13,753
    a,g Comdisco Holding Co. Inc., Contingent Distribution ...........   United States           95,431,240                      --
        Republic Services Inc. .......................................   United States            1,233,983              34,329,393
                                                                                                                     --------------
                                                                                                                         34,343,146
                                                                                                                     --------------
        COMMUNICATIONS EQUIPMENT 0.7%
        Motorola Inc. ................................................   United States            9,709,080             171,559,444
                                                                                                                     --------------
        COMPUTERS & PERIPHERALS 1.6%
a,c,d,e DecisionOne Corp. ............................................   United States            1,879,100               1,339,799
      a Dell Inc. ....................................................   United States            9,965,310             231,294,845
        International Business Machines Corp. ........................   United States            1,573,312             148,300,389
                                                                                                                     --------------
                                                                                                                        380,935,033
                                                                                                                     --------------
        CONSTRUCTION MATERIALS 0.2%
        Rinker Group Ltd. ............................................     Australia              3,498,953              51,102,760
                                                                                                                     --------------
        CONSUMER FINANCE 1.2%
  a,c,e Cerberus FIM Investors Auto Finance LLC ......................   United States           11,573,733              10,594,595
  a,c,e Cerberus FIM Investors Commercial Finance LLC ................   United States            1,478,887               1,353,773
  a,c,e Cerberus FIM Investors Commercial Mortgage LLC ...............   United States            2,530,476               2,316,398
  a,c,e Cerberus FIM Investors Insurance LLC .........................   United States           12,055,348              11,035,465
  a,c,e Cerberus FIM Investors Rescap LLC ............................   United States           25,569,306              23,406,143
        SLM Corp. ....................................................   United States            2,918,550             119,368,695
        Takefuji Corp. ...............................................       Japan                2,775,308             111,393,838
                                                                                                                     --------------
                                                                                                                        279,468,907
                                                                                                                     --------------


4 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL SHARES FUND                                                COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CONTAINERS & PACKAGING 0.9%
          Temple-Inland Inc. .........................................   United States            3,700,000          $  221,038,000
                                                                                                                     --------------
          DIVERSIFIED CONSUMER SERVICES 0.2%
          H&R Block Inc. .............................................   United States            1,631,838              34,333,872
                                                                                                                     --------------
          DIVERSIFIED FINANCIAL SERVICES 2.6%
          Citigroup Inc. .............................................   United States            5,059,220             259,740,355
          Fortis .....................................................      Belgium               7,840,140             357,868,511
      a,g Marconi Corp., Contingent Distribution .....................  United Kingdom           77,739,439                      --
                                                                                                                     --------------
                                                                                                                        617,608,866
                                                                                                                     --------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 2.9%
a,c,d,e,f AboveNet Inc. ..............................................   United States              763,805              23,402,985
a,d,e,f,g AboveNet Inc., Contingent Distribution .....................   United States          106,869,000                      --
  a,c,d,f AboveNet Inc., options to purchase (shares), exercise price
             $20.95, expiration date 9/09/13 .........................   United States                1,065                  27,956
a,c,d,e,f AboveNet Inc., wts., 9/08/08 ...............................   United States               25,659                 810,824
a,c,d,e,f AboveNet Inc., wts., 9/08/10 ...............................   United States               30,186                 857,283
          Belgacom ...................................................      Belgium                 495,996              22,024,063
          Chunghwa Telecom Co. Ltd. ..................................       Taiwan              12,585,000              24,378,921
          Chunghwa Telecom Co. Ltd., ADR .............................       Taiwan               3,948,323              78,650,594
          Embarq Corp. ...............................................   United States            1,513,102              85,263,298
    a,e,g Global Crossing Holdings Ltd., Contingent Distribution .....   United States          105,649,309                      --
          Koninklijke (Royal) KPN NV .................................    Netherlands             3,202,416              49,865,928
          Verizon Communications Inc. ................................   United States           10,247,448             388,583,228
                                                                                                                     --------------
                                                                                                                        673,865,080
                                                                                                                     --------------
          ELECTRIC UTILITIES 0.7%
          E.ON AG ....................................................     Germany                1,237,692             167,304,078
                                                                                                                     --------------
          ENERGY EQUIPMENT & SERVICES 0.8%
        a Basic Energy Services Inc. .................................   United States               25,733                 599,579
        a Seadrill Ltd. ..............................................      Bermuda               5,877,230              96,676,097
        a Transocean Inc. ............................................   United States            1,170,750              95,650,276
                                                                                                                     --------------
                                                                                                                        192,925,952
                                                                                                                     --------------
          FOOD & STAPLES RETAILING 2.4%
          Carrefour SA ...............................................       France               2,710,739             198,198,078
          CVS/Caremark Corp. .........................................   United States            6,785,286             231,649,664
          Kroger Co. .................................................   United States            4,766,723             134,659,925
                                                                                                                     --------------
                                                                                                                        564,507,667
                                                                                                                     --------------
          FOOD PRODUCTS 2.9%
          Cadbury Schweppes PLC ......................................  United Kingdom           20,153,076             258,532,242
          General Mills Inc. .........................................   United States            1,037,600              60,409,072
          Groupe Danone ..............................................       France                 671,351             109,648,756


                                         Quarterly Statements of Investments | 5

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL SHARES FUND                                                COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          FOOD PRODUCTS (CONTINUED)
          Nestle SA ..................................................    Switzerland              653,170           $  254,319,554
                                                                                                                     --------------
                                                                                                                        682,909,624
                                                                                                                     --------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
          Bausch & Lomb Inc. .........................................   United States             394,620               20,188,759
        a Boston Scientific Corp. ....................................   United States           2,380,725               34,615,742
          Hillenbrand Industries Inc. ................................   United States           1,462,406               86,823,044
                                                                                                                     --------------
                                                                                                                        141,627,545
                                                                                                                     --------------
          HEALTH CARE PROVIDERS & SERVICES 1.1%
a,c,d,e,f Kindred Healthcare Inc. ....................................   United States           2,860,528               89,079,703
a,c,d,e,f Kindred Healthcare Inc., options to purchase (shares):
             exercise price $23.75, expiration date 7/17/11 ..........   United States               7,640                   56,467
             exercise price $26.00, expiration date 1/01/12 ..........   United States               2,292                   11,783
             exercise price $9.07, expiration date 1/01/13 ...........   United States               2,282                   50,355
             exercise price $25.99, expiration date 1/01/14 ..........   United States               1,704                    8,777
             exercise price $27.90, expiration date 1/10/15 ..........   United States                 946                    3,066
             exercise price $28.89, expiration date 1/10/16 ..........   United States                 473                    1,065
          MDS Inc. ...................................................       Canada              2,178,151               41,223,559
          Quest Diagnostics Inc. .....................................   United States           2,635,400              131,427,398
                                                                                                                     --------------
                                                                                                                        261,862,173
                                                                                                                     --------------
          HOTELS, RESTAURANTS & LEISURE 0.4%
        a Trump Entertainment Resorts Inc. ...........................   United States           1,823,378               32,948,440
        a Wyndham Worldwide Corp. ....................................   United States           1,845,958               63,039,466
                                                                                                                     --------------
                                                                                                                         95,987,906
                                                                                                                     --------------
          HOUSEHOLD DURABLES 0.6%
          Beazer Homes USA Inc. ......................................   United States           2,078,130               60,328,114
          Koninklijke Philips Electronics NV .........................    Netherlands            2,305,384               88,020,745
                                                                                                                     --------------
                                                                                                                        148,348,859
                                                                                                                     --------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.7%
          Constellation Energy Group .................................   United States           3,333,700              289,865,215
          TXU Corp. ..................................................   United States           1,825,170              116,993,397
                                                                                                                     --------------
                                                                                                                        406,858,612
                                                                                                                     --------------
          INDUSTRIAL CONGLOMERATES 4.8%
          Keppel Corp. Ltd. ..........................................     Singapore             8,139,467              101,924,387
        f Orkla ASA ..................................................       Norway              6,435,750              453,624,410
          Siemens AG .................................................      Germany              1,674,574              178,927,142
          Tyco International Ltd. ....................................   United States          12,614,130              397,975,802
                                                                                                                     --------------
                                                                                                                      1,132,451,741
                                                                                                                     --------------


6 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                                    COUNTRY      SHARES/WARRANTS/CONTRACTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      INSURANCE 9.1%
    a Alleghany Corp. ................................................   United States              355,624          $  132,861,134
    a American International Group Inc. ..............................   United States            2,237,380             150,396,684
    a Berkshire Hathaway Inc., A .....................................   United States                1,590             173,294,100
      Berkshire Hathaway Inc., B .....................................   United States              149,920             545,708,800
    a Conseco Inc. ...................................................   United States            4,553,790              78,780,567
      Hartford Financial Services Group Inc. .........................   United States            1,221,700             116,770,086
      Montpelier Re Holdings Ltd. ....................................      Bermuda                  47,789                 828,661
      Nationwide Financial Services Inc., A ..........................   United States            1,513,450              81,514,417
      Old Republic International Corp. ...............................   United States            6,101,302             134,960,800
a,c,e Olympus Re Holdings Ltd. .......................................      Bermuda                 202,380                 202,380
      Prudential Financial Inc. ......................................   United States              948,700              85,629,662
      The Travelers Cos. Inc. ........................................   United States            3,108,471             160,925,544
    d White Mountains Insurance Group Ltd. ...........................   United States              729,457             413,237,390
      Zurich Financial Services AG ...................................    Switzerland               220,130              63,524,289
                                                                                                                     --------------
                                                                                                                      2,138,634,514
                                                                                                                     --------------
      LEISURE EQUIPMENT & PRODUCTS 0.7%
      Mattel Inc. ....................................................   United States            5,907,650             162,873,910
                                                                                                                     --------------
      MACHINERY 0.6%
    d Federal Signal Corp. ...........................................   United States            3,360,800              52,159,616
a,c,e Motor Coach Industries International Inc., wts., 5/27/09 .......   United States                   12                      --
      Scania AB ......................................................      Sweden                1,045,897              82,100,465
                                                                                                                     --------------
                                                                                                                        134,260,081
                                                                                                                     --------------
      MARINE 0.7%
      A P Moller - Maersk AS .........................................      Denmark                  15,130             157,861,279
                                                                                                                     --------------
      MEDIA 7.6%
  a,g Adelphia Communications Corp., Contingent Distribution .........   United States          102,179,000              34,784,994
    a Adelphia Recovery Trust ........................................   United States           99,967,609               9,746,842
    a Cablevision Systems Corp., A ...................................   United States            4,362,500             132,750,875
  a,g Century Communications Arahova Contingent Value Vehicle,
        Contingent Distribution ......................................   United States           12,005,115               6,632,826
  a,g Century Communications Corp., Contingent Distribution ..........   United States           33,138,000               1,325,520
      Clear Channel Communications Inc. ..............................   United States            3,495,580             122,485,123
    a Comcast Corp., A ...............................................   United States            7,086,490             180,492,900
    a EchoStar Communications Corp., A ...............................   United States              416,430              18,085,555
    a Liberty Media Holding Corp.-Capital, A .........................   United States            1,271,417             140,606,006
      News Corp., A ..................................................   United States           15,150,522             350,280,068
      Sun-Times Media Group Inc., A ..................................   United States            1,929,706               9,571,342
    a Time Warner Cable Inc., A ......................................   United States            1,738,376              65,136,949
      Time Warner Inc. ...............................................   United States           13,379,318             263,840,151
  a,d TVMAX Holdings Inc. ............................................   United States              257,217                 257,217
    a Viacom Inc., B .................................................   United States            4,648,071             191,082,199
      Virgin Media Inc. ..............................................  United Kingdom            9,133,425             230,618,981
      Washington Post Co., B .........................................   United States               21,498              16,413,723
                                                                                                                     --------------
                                                                                                                      1,774,111,271
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 7

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL SHARES FUND                                                  COUNTRY      SHARES/WARRANTS/CONTRACTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        METALS & MINING 1.7%
        Anglo American PLC ...........................................    South Africa            2,961,875          $  156,005,846
        Arcelor Mittal ...............................................    Netherlands             3,408,967             180,962,064
c,d,e,f Esmark Inc. ..................................................   United States               16,598              13,789,452
        IPSCO Inc. ...................................................   United States              376,560              49,479,984
                                                                                                                     --------------
                                                                                                                        400,237,346
                                                                                                                     --------------
        MULTI-UTILITIES & UNREGULATED POWER 0.7%
        NorthWestern Corp. ...........................................   United States              716,460              25,384,178
    a,g NorthWestern Corp., Contingent Distribution ..................   United States           21,699,220               2,347,670
      a NorthWestern Corp., wts., 11/01/07 ...........................   United States               39,226                 474,438
        RWE AG .......................................................      Germany               1,171,682             123,926,034
        Suez SA ......................................................       France                 356,430              18,792,260
                                                                                                                     --------------
                                                                                                                        170,924,580
                                                                                                                     --------------
        OIL, GAS & CONSUMABLE FUELS 2.2%
a,c,d,e Anchor Resources LLC .........................................   United States              123,013                      --
    a,e Apco Oil Corp. ...............................................   United States                9,200                      --
        BP PLC .......................................................  United Kingdom           10,535,110             114,420,522
        BP PLC, ADR ..................................................  United Kingdom               46,400               3,004,400
        Massey Energy Co. ............................................   United States            1,476,229              35,414,734
        Pogo Producing Co. ...........................................   United States            1,376,397              66,204,696
        Royal Dutch Shell PLC, A .....................................  United Kingdom            5,899,493             196,174,090
        Total SA, B ..................................................       France               1,523,752             106,730,217
                                                                                                                     --------------
                                                                                                                        521,948,659
                                                                                                                     --------------
        PAPER & FOREST PRODUCTS 3.8%
        Domtar Corp. .................................................       Canada               8,093,920              75,354,395
        International Paper Co. ......................................  United States             9,480,806             345,101,339
        Weyerhaeuser Co. .............................................  United States             6,165,330             460,796,764
                                                                                                                     --------------
                                                                                                                        881,252,498
                                                                                                                     --------------
        PHARMACEUTICALS 2.6%
        Bristol-Myers Squibb Co. .....................................  United States             3,264,720              90,628,627
        Pfizer Inc. ..................................................  United States            11,568,920             292,230,919
        Sanofi-Aventis ...............................................       France               1,930,337             167,819,234
        Valeant Pharmaceuticals International ........................  United States             3,520,835              60,875,237
                                                                                                                     --------------
                                                                                                                        611,554,017
                                                                                                                     --------------
        REAL ESTATE 2.5%
    a,d Alexander's Inc. .............................................  United States               326,675             134,492,098
      e Canary Wharf Group PLC .......................................  United Kingdom           14,262,931             115,619,682
        Link REIT ....................................................     Hong Kong             17,828,204              42,898,770
        Potlatch Corp. ...............................................  United States               324,599              14,860,142
      a Realogy Corp. ................................................  United States             5,833,827             172,739,618


8 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL SHARES FUND                                                    COUNTRY      SHARES/WARRANTS/CONTRACTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      REAL ESTATE (CONTINUED)
      The St. Joe Co. ................................................   United States            1,052,935          $   55,079,030
      Ventas Inc. ....................................................   United States            1,072,765              45,195,589
                                                                                                                     --------------
                                                                                                                        580,884,929
                                                                                                                     --------------
      ROAD & RAIL 1.2%
      Avis Budget Group Inc. .........................................   United States              922,979              25,215,786
c,d,e Florida East Coast Industries Inc. .............................   United States            4,423,071             263,418,205
                                                                                                                     --------------
                                                                                                                        288,633,991
                                                                                                                     --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
    a Agere Systems Inc. .............................................   United States            2,118,640              47,923,637
    a LSI Logic Corp. ................................................   United States            8,479,950              88,530,678
                                                                                                                     --------------
                                                                                                                        136,454,315
                                                                                                                     --------------
      SOFTWARE 1.8%
    a Hyperion Solutions Corp. .......................................   United States            2,184,970             113,246,995
      Microsoft Corp. ................................................   United States           10,837,929             302,053,081
                                                                                                                     --------------
                                                                                                                        415,300,076
                                                                                                                     --------------
      SPECIALTY RETAIL 1.3%
      The Home Depot Inc. ............................................   United States            8,465,150             311,009,611
                                                                                                                     --------------
      TEXTILES, APPAREL & LUXURY GOODS 0.1%
      Christian Dior SA ..............................................       France                 164,222              19,957,234
                                                                                                                     --------------
      THRIFTS & MORTGAGE FINANCE 2.1%
      Countrywide Financial Corp. ....................................   United States            1,254,146              42,189,472
      Hudson City Bancorp Inc. .......................................   United States           10,940,069             149,660,144
      Sovereign Bancorp Inc. .........................................   United States            4,439,214             112,933,604
      Washington Mutual Inc. .........................................   United States            4,666,130             188,418,329
                                                                                                                     --------------
                                                                                                                        493,201,549
                                                                                                                     --------------
      TOBACCO 8.8%
      Altadis SA .....................................................       Spain                6,753,888             433,566,369
      Altria Group Inc. ..............................................   United States            4,207,700             369,478,137
      British American Tobacco PLC ...................................  United Kingdom           12,181,486             380,846,477
      British American Tobacco PLC, ADR ..............................  United Kingdom               70,550               4,447,472
      Imperial Tobacco Group PLC .....................................  United Kingdom            6,933,289             310,346,233
      Japan Tobacco Inc. .............................................       Japan                   30,953             152,079,316
      KT&G Corp. .....................................................    South Korea             2,102,036             137,395,275
      Reynolds American Inc. .........................................   United States            4,297,230             268,190,124
                                                                                                                     --------------
                                                                                                                      2,056,349,403
                                                                                                                     --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
        (COST $15,441,620,588) .......................................                                               20,891,597,665
                                                                                                                     --------------


                                         Quarterly Statements of Investments | 9

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL SHARES FUND                                                  COUNTRY      SHARES/WARRANTS/CONTRACTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        PREFERRED STOCKS 0.3%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
      c PTV Inc., 10.00%, pfd., A ....................................  United Kingdom              199,566          $      748,372
                                                                                                                     --------------
        METALS & MINING 0.3%
c,d,e,f Esmark Inc., 8.00%, cvt. pfd., A .............................   United States               61,740              60,268,061
                                                                                                                     --------------
        TOTAL PREFERRED STOCKS (COST $62,338,639) ....................                                                   61,016,433
                                                                                                                     --------------

                                                                                         -------------------------
                                                                                            PRINCIPAL AMOUNT n
                                                                                         -------------------------
        CORPORATE BONDS & NOTES 1.1%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .......       Canada               5,190,000 CAD           5,023,668
    c,e Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ....   United States           34,533,170              31,611,664
    c,e Cerberus FIM Investors Commercial Finance LLC, 12.00%,
          11/22/13 ...................................................   United States            4,436,661               4,061,320
    c,e Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
          11/22/13 ...................................................   United States            7,591,429               6,949,194
    c,e Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .......   United States           36,166,045              33,106,398
    c,e Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ..........   United States           76,707,917              70,218,427
  c,d,e DecisionOne Corp., 12.00%, 4/15/10 ...........................   United States            2,231,423               2,231,423
  c,e,f International Automotive Components Group NA LLC, 9.00%,
          4/01/17 ....................................................   United States            5,851,000               5,851,000
  c,e,i Motor Coach Industries International Inc., FRN, 18.37%,
          12/01/08 ...................................................   United States           62,617,861              64,496,397
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............   United States           36,590,212              37,139,065
    d,e TVMAX Holdings Inc., PIK,
           11.50%, 6/30/07 ...........................................   United States              483,716                 483,716
           14.00%, 6/30/07 ...........................................   United States            1,434,812               1,434,812
    c,e Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 .............   United States            7,906,000               7,906,000
                                                                                                                     --------------
        TOTAL CORPORATE BONDS & NOTES (COST $282,936,814) ............                                                  270,513,084
                                                                                                                     --------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 1.2%
    i,j Collins & Aikman Products Co.,
           Revolver, FRN, 11.50%, 8/31/09 ............................   United States            1,144,053                 463,341
           Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ................   United States            2,711,000               1,097,955
      j Dana Corp.,
           6.50%, 3/01/09 ............................................   United States            7,931,000               6,126,697
           5.85%, 1/15/15 ............................................   United States           29,532,000              22,149,000
           7.00%, 3/01/29 ............................................   United States            6,376,000               4,845,760
           senior note, 7.00%, 3/15/28 ...............................   United States            1,638,000               1,248,975
      j Eurotunnel PLC,
           Participating Loan Note, 1.00%, 4/30/40 ...................  United Kingdom            1,482,000 GBP             933,091
         i S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ...  United Kingdom              547,000 GBP             446,644
       b,i Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
             12/15/12 ................................................  United Kingdom            1,627,232 GBP           3,201,660
         i Tier 2, FRN, 5.959%, 12/31/18 .............................  United Kingdom           13,617,682 GBP          27,463,306
         i Tier 3, FRN, 5.895%, 12/31/25 .............................  United Kingdom           53,591,168 GBP          95,162,580


10 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL SHARES FUND                                                      COUNTRY       SHARES/PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
  j Eurotunnel SA,
     i S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ........       France                  82,000 EUR     $        45,445
     i S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ........       France                 471,000 EUR             261,034
       Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
         12/15/12 ....................................................       France               1,427,326 EUR           1,906,122
     i Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 .........................       France               3,151,383 EUR           4,313,727
     i Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 .........................       France               1,393,972 EUR           1,908,119
     i Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 .........................       France              77,744,116 EUR          93,700,596
     i Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 .........................       France              13,502,354 EUR          16,273,625
  j Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..........   United States               85,000                     425
                                                                                                                    ---------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
      (COST $182,856,880) ............................................                                                  281,548,102
                                                                                                                    ---------------
    COMPANIES IN LIQUIDATION 0.0% h
  e Peregrine Investments Holdings Ltd.,
       6.70%, 1/15/98 ................................................     Hong Kong             95,000,000 JPY               6,046
       6.70%, 6/30/00 ................................................     Hong Kong            250,000,000 JPY              15,911
       zero cpn., 1/22/98 ............................................     Hong Kong                500,000                   3,750
  e PIV Investment Finance (Cayman) Ltd. .............................     Hong Kong             22,710,000                 454,200
                                                                                                                    ---------------
    TOTAL COMPANIES IN LIQUIDATION (COST $--) ........................                                                      479,907
                                                                                                                    ---------------
    GOVERNMENT AGENCIES (COST $213,200,000) 0.9%
k,l Federal Home Loan Bank, 2.51% - 5.28%, 7/02/07 - 3/05/08 .........   United States          213,200,000             213,160,771
                                                                                                                    ---------------
    TOTAL LONG TERM INVESTMENTS
      (COST $16,182,952,921) .........................................                                               21,718,315,962
                                                                                                                    ---------------
    SHORT TERM INVESTMENTS 6.5%
  m REPURCHASE AGREEMENT (COST $828,000,000) 3.5%
    Merrill Lynch & Co. Inc., 5.15%, 4/02/07 (Maturity Value
      $828,355,350), Collateralized by U.S. Government
      Agency Securities, 3.375% - 6.700%, 8/15/08 - 7/15/36 ..........   United States          828,000,000             828,000,000
                                                                                                                    ---------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 3.0%
k,l Federal Home Loan Bank, 4/04/07 - 8/24/07 ........................   United States          613,390,000             607,379,093
  k U.S. Treasury Bill, 5/03/07 ......................................   United States          100,000,000              99,572,000
                                                                                                                    ---------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $706,746,957) ............................................                                                  706,951,093
                                                                                                                    ---------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $1,534,746,957) ..........................................                                                1,534,951,093
                                                                                                                    ---------------
    TOTAL INVESTMENTS (COST $17,717,699,878) 99.0% ...................                                               23,253,267,055
    SECURITIES SOLD SHORT (0.6)% .....................................                                                 (139,153,172)
    NET UNREALIZED LOSS ON FORWARD EXCHANGE
      CONTRACTS (0.3)% ...............................................                                                  (68,294,012)
    OTHER ASSETS, LESS LIABILITIES 1.9% ..............................                                                  437,106,810
                                                                                                                    ---------------
    NET ASSETS 100.0% ................................................                                              $23,482,926,681
                                                                                                                    ===============


                                        Quarterly Statements of Investments | 11

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
    MUTUAL SHARES FUND                                                     COUNTRY                SHARES                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SECURITIES SOLD SHORT 0.6%
    CAPITAL MARKETS 0.1%
    State Street Corp. ...............................................   United States              372,906         $    24,145,664
                                                                                                                    ---------------
    ELECTRIC UTILITIES 0.3%
    Iberdrola SA, Br. ................................................       Spain                1,317,579              62,270,856
                                                                                                                    ---------------
    FOOD PRODUCTS 0.1%
    Kraft Foods Inc., A ..............................................   United States            1,091,545              34,558,315
                                                                                                                    ---------------
    TEXTILES, APPAREL & LUXURY GOODS 0.1%
    LVMH Moet Hennessy Louis Vuitton .................................      France                  163,903              18,178,337
                                                                                                                    ---------------
    TOTAL SECURITIES SOLD SHORT (PROCEEDS $135,756,152) ..............                                              $   139,153,172
                                                                                                                    ===============

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing for the three months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $11,420,079, representing 0.05% of net assets.

c See Note 6 regarding restricted securities.

d See Note 7 regarding holdings of 5% voting securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $968,531,034 representing 4.12% of net assets.

f See Note 8 regarding other considerations - security board member.

g Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

h Rounds to less than 0.1% of net assets.

i The coupon rate shown represents the rate at period end.

j Defaulted securities.

k A portion of the security is traded on a discount basis with no stated coupon rate.

l Security segregated with broker for securities sold short.

m At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

n The principal amount is stated in U.S. dollars unless otherwise indicated.

o See Note 8 regarding other considerations-credit committee participation.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL QUALIFIED FUND                                               COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 92.7%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 88.4%
        AIRLINES 0.5%
      a ACE Aviation Holdings Inc., A ................................      Canada                1,159,491          $   30,591,681
    a,b ACE Aviation Holdings Inc., A, 144A ..........................      Canada                   58,455               1,542,260
                                                                                                                     --------------
                                                                                                                         32,133,941
                                                                                                                     --------------
        AUTOMOBILES 0.4%
a,c,d,e International Automotive Components Group Brazil LLC .........       Brazil               1,982,308              11,398,271
a,c,d,e International Automotive Components Group Japan LLC ..........       Japan                  307,801               2,611,914
a,c,d,e International Automotive Components Group LLC ................    Luxembourg              8,425,843               8,425,843
a,c,d,e International Automotive Components Group NA LLC .............   United States            2,533,800               2,533,800
                                                                                                                     --------------
                                                                                                                         24,969,828
                                                                                                                     --------------
        BEVERAGES 1.8%
        Brown-Forman Corp., A ........................................   United States               79,200               5,471,136
        Coca-Cola Enterprises Inc. ...................................   United States            1,570,200              31,796,550
        Pernod Ricard SA .............................................       France                 359,293              72,845,940
                                                                                                                     --------------
                                                                                                                        110,113,626
                                                                                                                     --------------
        BUILDING PRODUCTS 0.3%
      a Armstrong World Industries Inc. ..............................   United States              138,863               7,061,183
    a,f Armstrong World Industries Inc., Contingent Distribution .....   United States           15,729,675                 255,607
      a Owens Corning Inc. ...........................................   United States               65,100               2,074,086
    a,c Owens Corning Inc., (restricted) .............................   United States              279,965               8,473,701
    a,c Owens Corning Inc., options to purchase (shares), exercise
          price $37.50, expiration date 1/02/08 ......................   United States              249,750                      --
    a,c Owens Corning Inc., options to sell (shares), exercise price
          $25.00, expiration date 4/06/07 ............................   United States              249,750                      --
                                                                                                                     --------------
                                                                                                                         17,864,577
                                                                                                                     --------------
        CAPITAL MARKETS 0.7%
        Investors Financial Services Corp. ...........................   United States              100,100               5,820,815
        Legg Mason Inc. ..............................................   United States              398,890              37,579,427
                                                                                                                     --------------
                                                                                                                         43,400,242
                                                                                                                     --------------
        CHEMICALS 0.9%
  a,f,g Dow Corning Corp., Contingent Distribution ...................   United States           20,809,194               9,676,275
        Linde AG .....................................................      Germany                 302,117              32,539,221
      a Sika AG ......................................................    Switzerland                 6,147              10,443,502
                                                                                                                     --------------
                                                                                                                         52,658,998
                                                                                                                     --------------
        COMMERCIAL BANKS 4.0%
        BNP Paribas SA ...............................................       France                 515,209              53,797,521
      a Centennial Bank Holdings Inc. ................................   United States            1,735,639              15,013,277
a,c,d,h Elephant Capital Holdings Ltd. ...............................       Japan                   11,496              13,057,637
        Mitsubishi UFJ Financial Group Inc. ..........................       Japan                    5,648              63,743,392


                                        Quarterly Statements of Investments | 13

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL QUALIFIED FUND                                               COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL BANKS (CONTINUED)
  a,c,d NCB Warrant Holdings Ltd., A .................................       Japan                   53,490          $    5,473,632
        Sumitomo Mitsui Financial Group Inc. .........................       Japan                    3,404              30,907,378
        Svenska Handelsbanken AB, A ..................................       Sweden                 452,960              13,463,380
        Swedbank AB, A ...............................................       Sweden                 974,500              34,130,044
        U.S. Bancorp .................................................   United States              413,010              14,442,959
                                                                                                                     --------------
                                                                                                                        244,029,220
                                                                                                                     --------------
        COMMERCIAL SERVICES & SUPPLIES 0.7%
      a Comdisco Holding Co. Inc. ....................................   United States                  515                   6,451
    a,f Comdisco Holding Co. Inc., Contingent Distribution ...........   United States           44,591,246                      --
a,c,d,h First Chicago Bancorp ........................................   United States              659,105               9,227,470
      h Insun ENT Co. Ltd. ...........................................    South Korea               687,953               8,335,279
        Republic Services Inc. .......................................   United States              804,155              22,371,578
                                                                                                                     --------------
                                                                                                                         39,940,778
                                                                                                                     --------------
        COMPUTERS & PERIPHERALS 0.5%
a,c,d,h DecisionOne Corp. ............................................   United States            1,008,199                 718,846
      a Dell Inc. ....................................................   United States              706,270              16,392,527
        International Business Machines Corp. ........................   United States              118,160              11,137,761
                                                                                                                     --------------
                                                                                                                         28,249,134
                                                                                                                     --------------
        CONSTRUCTION MATERIALS 0.2%
        Rinker Group Ltd. ............................................     Australia                629,100               9,188,105
                                                                                                                     --------------
        CONSUMER FINANCE 1.0%
  a,c,d Cerberus FIM Investors Auto Finance LLC ......................   United States            3,462,696               3,169,752
  a,c,d Cerberus FIM Investors Commercial Finance LLC ................   United States              442,462                 405,030
  a,c,d Cerberus FIM Investors Commercial Mortgage LLC ...............   United States              757,082                 693,033
  a,c,d Cerberus FIM Investors Insurance LLC .........................   United States            3,606,788               3,301,654
  a,c,d Cerberus FIM Investors Rescap LLC ............................   United States            7,649,972               7,002,784
        SLM Corp. ....................................................   United States              786,290              32,159,261
    a,h White River Capital Inc. .....................................   United States              549,751              12,171,349
                                                                                                                     --------------
                                                                                                                         58,902,863
                                                                                                                     --------------
        DIVERSIFIED CONSUMER SERVICES 0.1%
        H&R Block Inc. ...............................................   United States              156,160               3,285,606
                                                                                                                     --------------
        DIVERSIFIED FINANCIAL SERVICES 0.7%
        Deutsche Boerse AG ...........................................      Germany                  33,110               7,583,172
        Fortis .......................................................      Belgium                 795,800              36,324,831
    a,f Marconi Corp., Contingent Distribution .......................  United Kingdom           34,293,500                      --
                                                                                                                     --------------
                                                                                                                         43,908,003
                                                                                                                     --------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
a,c,d,e AboveNet Inc. ................................................   United States              365,293              11,192,578
a,d,e,f AboveNet Inc., Contingent Distribution .......................   United States           50,430,000                      --


14 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL QUALIFIED FUND                                               COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
  a,c,e AboveNet Inc., options to purchase (shares), exercise price
          $20.95, expiration date 9/09/13 ............................   United States                  510          $       13,387
a,c,d,e AboveNet Inc., wts., 9/08/08 .................................   United States               11,991                 378,916
a,c,d,e AboveNet Inc., wts., 9/08/10 .................................   United States               14,107                 400,639
        Chunghwa Telecom Co. Ltd., ADR ...............................      Taiwan                1,167,859              23,263,751
        Embarq Corp. .................................................   United States                5,943                 334,888
  a,d,f Global Crossing Holdings Ltd., Contingent Distribution .......   United States           49,411,586                      --
        Verizon Communications Inc. ..................................   United States              917,648              34,797,212
                                                                                                                     --------------
                                                                                                                         70,381,371
                                                                                                                     --------------
        ELECTRIC UTILITIES 0.7%
        Constellation Energy Group ...................................   United States              175,600              15,268,420
        E.ON AG ......................................................      Germany                 198,820              26,875,343
                                                                                                                     --------------
                                                                                                                         42,143,763
                                                                                                                     --------------
        ENERGY EQUIPMENT & SERVICES 1.8%
      a Basic Energy Services Inc. ...................................   United States               12,326                 287,196
      a Bergesen Worldwide Offshore Ltd. .............................      Norway                2,813,120              11,799,806
      a Seadrill Ltd. ................................................      Bermuda               3,251,262              53,480,861
      a Transocean Inc. ..............................................   United States              420,820              34,380,994
      a Universal Compression Holdings Inc. ..........................   United States              161,400              10,923,552
                                                                                                                     --------------
                                                                                                                        110,872,409
                                                                                                                     --------------
        FOOD & STAPLES RETAILING 3.2%
        Bourbon SA ...................................................      France                  526,876              36,834,325
        Carrefour SA .................................................      France                1,305,508              95,453,371
        CVS/Caremark Corp. ...........................................   United States            1,849,966              63,157,839
                                                                                                                     --------------
                                                                                                                        195,445,535
                                                                                                                     --------------
        FOOD PRODUCTS 7.3%
        Cadbury Schweppes PLC ........................................  United Kingdom            4,306,301              55,243,064
        CSM NV .......................................................    Netherlands             1,909,144              68,073,418
        Groupe Danone ................................................      France                  840,711             137,309,567
        Lotte Confectionary Co. Ltd. .................................    South Korea                30,405              38,939,340
      a Marine Harvest ...............................................      Norway               48,980,183              57,526,114
        Nestle SA ....................................................    Switzerland               160,750              62,589,936
        Nong Shim Co. Ltd. ...........................................    South Korea                81,743              21,284,977
                                                                                                                     --------------
                                                                                                                        440,966,416
                                                                                                                     --------------
        HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
      a Boston Scientific Corp. ......................................   United States              958,046              13,929,989
                                                                                                                     --------------
        HEALTH CARE PROVIDERS & SERVICES 4.6%
      h Generale de Sante ............................................      France                3,146,068             136,546,030
a,c,d,e Kindred Healthcare Inc. ......................................   United States            1,444,624              44,987,036


                                        Quarterly Statements of Investments | 15

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL QUALIFIED FUND                                               COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
a,c,d,e Kindred Healthcare Inc., options to purchase (shares):
           exercise price $23.75, expiration date 7/17/11 ............   United States                3,876          $       28,648
           exercise price $26.00, expiration date 1/01/12 ............   United States                1,164                   5,984
           exercise price $9.07, expiration date 1/01/13 .............   United States                1,157                  25,530
           exercise price $25.99, expiration date 1/01/14 ............   United States                  863                   4,445
           exercise price $27.90, expiration date 1/10/15 ............   United States                  479                   1,552
           exercise price $28.89, expiration date 1/10/16 ............   United States                  239                     538
        Quest Diagnostics Inc. .......................................   United States              568,700              28,361,069
        Rhoen-Klinikum AG ............................................      Germany               1,157,046              69,270,285
                                                                                                                     --------------
                                                                                                                        279,231,117
                                                                                                                     --------------
        HOTELS, RESTAURANTS & LEISURE 0.2%
      a Trump Entertainment Resorts Inc. .............................   United States              693,717              12,535,466
                                                                                                                     --------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.7%
        TXU Corp. ....................................................   United States              697,380              44,702,058
                                                                                                                     --------------
        INDUSTRIAL CONGLOMERATES 4.3%
        Keppel Corp. Ltd. ............................................     Singapore              2,743,244              34,351,569
      e Orkla ASA ....................................................      Norway                2,316,300             163,264,611
        Siemens AG ...................................................      Germany                 460,520              49,206,262
        Tyco International Ltd. ......................................   United States              480,580              15,162,299
                                                                                                                     --------------
                                                                                                                        261,984,741
                                                                                                                     --------------
        INSURANCE 10.7%
      a Alleghany Corp. ..............................................   United States              146,673              54,797,010
        American International Group Inc. ............................   United States              249,250              16,754,585
      a Berkshire Hathaway Inc., A ...................................   United States                  468              51,007,320
      a Berkshire Hathaway Inc., B ...................................   United States               18,875              68,705,000
      a Conseco Inc. .................................................   United States            1,264,210              21,870,833
        Hartford Financial Services Group Inc. .......................   United States              482,200              46,088,676
a,c,d,h Imagine Group Holdings Ltd. ..................................      Bermuda               2,814,856              30,878,970
        Montpelier Re Holdings Ltd. ..................................      Bermuda                 177,416               3,076,394
        Old Republic International Corp. .............................   United States            2,135,500              47,237,260
  a,c,d Olympus Re Holdings Ltd. .....................................      Bermuda                  97,300                  97,300
        Prudential Financial Inc. ....................................   United States              461,000              41,609,860
    c,d Symetra Financial ............................................   United States              394,800              56,910,420
        The Travelers Cos. Inc. ......................................   United States              163,790               8,479,408
        White Mountains Insurance Group Ltd. .........................   United States              346,730             196,422,545
                                                                                                                     --------------
                                                                                                                        643,935,581
                                                                                                                     --------------
        MACHINERY 2.2%
        Kone OYJ, B ..................................................      Finland               1,438,600              82,168,795
  a,c,d Motor Coach Industries International Inc., wts., 5/27/09 .....   United States                    5                      --
        NACCO Industries Inc., A .....................................   United States              182,854              25,125,968
        Scania AB ....................................................      Sweden                  349,600              27,442,781
                                                                                                                     --------------
                                                                                                                        134,737,544
                                                                                                                     --------------


16 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL QUALIFIED FUND                                               COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        MEDIA 4.9%
    a,f Adelphia Communications Corp., Contingent Distribution .......   United States           39,093,000          $   13,305,610
      a Adelphia Recovery Trust ......................................   United States           38,254,708               3,729,834
    a,f Century Communications Arahova Contingent Value Vehicle,
          Contingent Distribution ....................................   United States            4,899,492               2,706,969
    a,f Century Communications Corp., Contingent Distribution ........   United States           13,497,000                 539,880
        CJ CGV Co. Ltd. ..............................................    South Korea               574,910              10,448,465
        Clear Channel Communications Inc. ............................   United States               45,500               1,594,320
      a Liberty Media Holding Corp.-Capital, A .......................   United States              307,412              33,996,693
        News Corp., A ................................................   United States            1,126,900              26,053,928
        Sun-Times Media Group Inc., A ................................   United States              767,234               3,805,481
      a Time Warner Cable Inc., A ....................................   United States              670,929              25,139,710
        Time Warner Inc. .............................................   United States            3,504,460              69,107,951
    a,d TVMAX Holdings Inc. ..........................................   United States              111,391                 111,391
      a Viacom Inc., B ...............................................   United States              230,350               9,469,688
        Virgin Media Inc. ............................................  United Kingdom            3,655,939              92,312,460
        Washington Post Co., B .......................................   United States                6,655               5,081,093
                                                                                                                     --------------
                                                                                                                        297,403,473
                                                                                                                     --------------
        METALS & MINING 1.9%
        Anglo American PLC ...........................................   South Africa               930,419              49,006,391
        Arcelor Mittal ...............................................    Netherlands               130,845               6,945,794
c,d,e,h Esmark Inc. ..................................................   United States                6,143               5,103,459
        IPSCO Inc. ...................................................   United States               97,450              12,804,930
        Ryerson Inc. .................................................   United States            1,004,720              39,807,006
                                                                                                                     --------------
                                                                                                                        113,667,580
                                                                                                                     --------------
        MULTI-UTILITIES 0.7%
        NorthWestern Corp. ...........................................   United States              308,610              10,934,052
    a,f NorthWestern Corp., Contingent Distribution ..................   United States            9,346,450               1,011,322
      a NorthWestern Corp., wts., 11/01/07 ...........................   United States               16,682                 201,769
        RWE AG .......................................................      Germany                 281,473              29,770,733
                                                                                                                     --------------
                                                                                                                         41,917,876
                                                                                                                     --------------
        MULTILINE RETAIL 1.4%
        Jelmoli Holding AG ...........................................    Switzerland                24,399              81,601,000
                                                                                                                     --------------
        OIL, GAS & CONSUMABLE FUELS 2.4%
  a,c,d Anchor Resources LLC .........................................   United States               58,923                      --
        BP PLC .......................................................  United Kingdom            1,221,600              13,267,646
        BP PLC, ADR ..................................................  United Kingdom              193,700              12,542,075
        Eni SpA ......................................................       Italy                1,452,100              47,239,079
        Royal Dutch Shell PLC, A .....................................  United Kingdom              791,952              26,334,545
        Total SA, B ..................................................      France                  665,472              46,612,553
                                                                                                                     --------------
                                                                                                                        145,995,898
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 17

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL QUALIFIED FUND                                                 COUNTRY        SHARES/WARRANTS/CONTRACTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
    PAPER & FOREST PRODUCTS 2.8%
    Domtar Corp. .....................................................      Canada                2,118,456          $   19,722,825
    Weyerhaeuser Co. .................................................   United States            1,952,105             145,900,328
                                                                                                                     --------------
                                                                                                                        165,623,153
                                                                                                                     --------------
    PHARMACEUTICALS 1.7%
    Merck & Co. Inc. .................................................   United States              162,700               7,186,459
    Pfizer Inc. ......................................................   United States            1,871,640              47,277,627
    Sanofi-Aventis ...................................................      France                  321,748              27,972,060
    Valeant Pharmaceuticals International ............................   United States            1,025,100              17,723,979
                                                                                                                     --------------
                                                                                                                        100,160,125
                                                                                                                     --------------
    REAL ESTATE 3.7%
  a Alexander's Inc. .................................................   United States              108,590              44,706,503
  d Canary Wharf Group PLC ...........................................  United Kingdom            8,298,072              67,266,710
    Link REIT ........................................................     Hong Kong             12,229,532              29,427,074
    Swire Pacific Ltd., A ............................................     Hong Kong              3,620,800              40,642,791
    Swire Pacific Ltd., B ............................................     Hong Kong              5,292,600              11,326,214
    Ventas Inc. ......................................................   United States              669,525              28,207,088
                                                                                                                     --------------
                                                                                                                        221,576,380
                                                                                                                     --------------
    ROAD & RAIL 1.5%
c,d Florida East Coast Industries Inc. ...............................   United States            1,497,000              89,154,584
                                                                                                                     --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
  a Agere Systems Inc. ...............................................   United States              349,088               7,896,371
  a LSI Logic Corp. ..................................................   United States            1,125,600              11,751,264
                                                                                                                     --------------
                                                                                                                         19,647,635
                                                                                                                     --------------
    SOFTWARE 1.4%
  a Hyperion Solutions Corp. .........................................   United States              566,920              29,383,464
    Microsoft Corp. ..................................................   United States            1,998,000              55,684,260
                                                                                                                     --------------
                                                                                                                         85,067,724
                                                                                                                     --------------
    TEXTILES, APPAREL & LUXURY GOODS 0.1%
    Christian Dior SA ................................................      France                   67,145               8,159,860
                                                                                                                     --------------
    THRIFTS & MORTGAGE FINANCE 2.8%
  a Franklin Bank Corp. ..............................................   United States              889,879              15,902,138
    Hudson City Bancorp Inc. .........................................   United States            2,308,140              31,575,355
  h ITLA Capital Corp. ...............................................   United States              445,796              23,190,308
    Sovereign Bancorp Inc. ...........................................   United States            3,922,296              99,783,210
                                                                                                                     --------------
                                                                                                                        170,451,011
                                                                                                                     --------------
    TOBACCO 12.9%
    Altadis SA .......................................................       Spain                2,499,700             160,468,437
    Altria Group Inc. ................................................   United States            1,137,077              99,846,731
    British American Tobacco PLC .....................................  United Kingdom            3,939,454             123,164,545
    Imperial Tobacco Group PLC .......................................  United Kingdom            1,509,119              67,550,826


18 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL QUALIFIED FUND                                               COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        TOBACCO (CONTINUED)
        Japan Tobacco Inc. ...........................................       Japan                    7,415          $   36,431,626
        KT&G Corp. ...................................................    South Korea             3,097,050             202,432,325
        Reynolds American Inc. .......................................   United States            1,372,600              85,663,966
                                                                                                                     --------------
                                                                                                                        775,558,456
                                                                                                                     --------------
        TRADING COMPANIES & DISTRIBUTORS 1.0%
      a Kloeckner & Co. AG ...........................................      Germany               1,113,198              61,085,224
                                                                                                                     --------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $3,248,763,083) ......................................                                                5,336,580,890
                                                                                                                     --------------
        PREFERRED STOCKS 0.4%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
      c PTV Inc., 10.00%, pfd., A ....................................  United Kingdom               92,938                 348,518
                                                                                                                     --------------
        METALS & MINING 0.4%
c,d,e,h Esmark Inc., 8.00%, cvt. pfd., A .............................   United States               22,849              22,304,140
                                                                                                                     --------------
        TOTAL PREFERRED STOCKS (COST $23,127,671) ....................                                                   22,652,658
                                                                                                                     --------------

                                                                                         -------------------------
                                                                                             PRINCIPAL AMOUNT i
                                                                                         -------------------------
        CORPORATE BONDS & NOTES 1.5%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .......      Canada                2,505,000 CAD           2,424,719
    c,d Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ....   United States           10,331,832               9,457,759
    c,d Cerberus FIM Investors Commercial Finance LLC, 12.00%,
          11/22/13 ...................................................   United States            1,327,385               1,215,088
    c,d Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
          11/22/13 ...................................................   United States            2,271,248               2,079,100
    c,d Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .......   United States           10,820,365               9,904,962
    c,d Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ..........   United States           22,949,915              21,008,352
  c,d,h DecisionOne Corp., 12.00%, 4/15/10 ...........................   United States            1,197,232               1,197,232
  c,d,e International Automotive Components Group NA LLC, 9.00%,
          4/01/17 ....................................................   United States            1,560,200               1,560,200
  c,d,j Motor Coach Industries International Inc., FRN, 18.37%,
          12/01/08 ...................................................   United States           23,936,951              24,655,060
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............   United States           13,553,108              13,756,405
      d TVMAX Holdings Inc., PIK,
           11.50%, 6/30/07 ...........................................   United States              241,579                 241,579
           14.00%, 6/30/07 ...........................................   United States              651,896                 651,896
    c,d Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 .............   United States            2,926,000               2,926,000
                                                                                                                     --------------
        TOTAL CORPORATE BONDS & NOTES (COST $95,100,605) .............                                                   91,078,352
                                                                                                                     --------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 2.3%
    j,k Collins & Aikman Products Co.,
           Revolver, FRN, 11.50%, 8/31/09 ............................   United States              362,173                 146,680
           Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ................   United States              858,200                 347,571


                                        Quarterly Statements of Investments | 19

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL QUALIFIED FUND                                                   COUNTRY          PRINCIPAL AMOUNT i           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
  k Dana Corp.,
        6.50%, 3/01/09 ...............................................   United States            2,058,000          $    1,589,805
        5.85%, 1/15/15 ...............................................   United States            9,145,000               6,858,750
        7.00%, 3/01/29 ...............................................   United States            1,972,000               1,498,720
        senior note, 7.00%, 3/15/28 ..................................   United States              423,000                 322,538
  k Eurotunnel PLC,
        Participating Loan Note, 1.00%, 4/30/40 ......................  United Kingdom            1,020,000  GBP            642,208
      j S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ......  United Kingdom              254,000  GBP            207,399
    b,j Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
          12/15/12 ...................................................  United Kingdom              828,649  GBP          1,630,408
      j Tier 2, FRN, 5.959%, 12/31/18 ................................  United Kingdom           10,332,415  GBP         20,837,782
      j Tier 3, FRN, 5.895%, 12/31/25 ................................  United Kingdom           24,858,208  GBP         44,141,065
  k Eurotunnel SA,
      j S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 .......      France                   41,000  EUR             22,723
      j S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 .......      France                  228,000  EUR            126,360
        Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
          12/15/12 ...................................................      France                  482,500  EUR            644,355
      j Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 ........................      France                2,479,106  EUR          3,393,491
      j Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 ........................      France                1,096,535  EUR          1,500,976
      j Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 ........................      France               37,541,397  EUR         45,246,527
      j Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ........................      France                6,693,302  EUR          8,067,059
  k Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..........   United States               40,000                     200
                                                                                                                     --------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
      (COST $85,752,321) .............................................                                                  137,224,617
                                                                                                                     --------------
    GOVERNMENT AGENCIES (COST $10,000,000) 0.1%
    Federal Home Loan Bank, 2.51%, 7/02/07 ...........................   United States           10,000,000               9,932,440
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS
      (COST $3,462,743,680) ..........................................                                                5,597,468,957
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 7.2%
  l REPURCHASE AGREEMENT (COST $162,700,000) 2.7%
    Merrill Lynch & Co. Inc., 5.15%, 4/02/07 (Maturity Value
      $162,769,825) Collaterized by U.S. Government Agency
      Securities, 3.00% - 6.00%, 4/25/07 - 5/25/35 ...................   United States          162,700,000             162,700,000
                                                                                                                     --------------
    U.S. GOVERNMENT AND AGENCY SECURITIES 4.5%
m,n Federal Home Loan Bank, 4/04/07 - 3/05/08 ........................   United States          247,000,000             244,987,083
  n U.S. Treasury Bill, 5/03/07 ......................................   United States           25,000,000              24,893,000
                                                                                                                     --------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
      (COST $269,804,899) ............................................                                                  269,880,083
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $432,504,899) ............................................                                                  432,580,083
                                                                                                                     --------------


20 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL QUALIFIED FUND                                                  COUNTRY                 SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (COST $3,895,248,579) 99.9% ....................                                               $6,030,049,040
    SECURITIES SOLD SHORT (0.4)% .....................................                                                  (23,706,759)
    NET UNREALIZED LOSS ON FORWARD EXCHANGE
       CONTRACTS (0.3)% ..............................................                                                  (19,164,266)
    OTHER ASSETS, LESS LIABILITIES 0.8% ..............................                                                   47,572,739
                                                                                                                     --------------
    NET ASSETS 100.0% ................................................                                               $6,034,750,754
                                                                                                                     --------------
    SECURITIES SOLD SHORT 0.4%
    CAPITAL MARKETS 0.1%
    State Street Corp. ...............................................   United States               97,400          $    6,306,650
                                                                                                                     --------------
    FOOD PRODUCTS 0.2%
    Kraft Foods Inc., A ..............................................   United States              314,799               9,966,536
                                                                                                                     --------------
    TEXTILES, APPAREL & LUXURY GOODS 0.1%
    LVMH Moet Hennessy Louis Vuitton .................................       France                  67,024               7,433,573
                                                                                                                     --------------
    TOTAL SECURITIES SOLD SHORT (PROCEEDS $24,861,749) ...............                                               $   23,706,759
                                                                                                                     --------------

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $5,597,387, representing 0.09% of net assets.

c See Note 6 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $471,769,734, representing 7.82% of net assets.

e See Note 8 regarding other considerations - security board member.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

g See Note 8 regarding other considerations-credit committee participation.

h See Note 7 regarding holdings of 5% voting securities.

i The principal amount is stated in U.S. dollars unless otherwise indicated.

j The coupon rate shown represents the rate at period end.

k Defaulted security.

l At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

m Security segregated with broker for securities sold short.

n The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 21

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS 93.4%
        COMMON STOCKS AND OTHER EQUITY INTERESTS 90.0%
        AIRLINES 0.3%
      a ACE Aviation Holdings Inc., A ................................      Canada                 920,863         $     24,295,788
    a,b ACE Aviation Holdings Inc., A, 144A ..........................      Canada                  46,508                1,227,054
                                                                                                                   ----------------
                                                                                                                         25,522,842
                                                                                                                   ----------------

        AUTOMOBILES 1.4%
        General Motors Corp.                                            United States            2,392,510               73,306,506
a,c,d,e International Automotive Components Group Brazil LLC .........      Brazil               2,387,711               13,729,338
a,c,d,e International Automotive Components Group Japan LLC ..........      Japan                  378,194                3,209,250
a,c,d,e International Automotive Components Group LLC ................   Luxembourg             10,149,082               10,149,082
a,c,d,e International Automotive Components Group NA LLC .............  United States            3,163,200                3,163,200
                                                                                                                   ----------------
                                                                                                                        103,557,376
                                                                                                                   ----------------

        BEVERAGES 1.6%
        Brown-Forman Corp., A ........................................  United States              308,260               21,294,601
        Brown-Forman Corp., B ........................................  United States              362,618               23,773,236
        Carlsberg AS, A ..............................................     Denmark                  74,900                7,505,979
        Carlsberg AS, B ..............................................     Denmark                 671,304               73,050,237
                                                                                                                   ----------------
                                                                                                                        125,624,053
                                                                                                                   ----------------

        BUILDING PRODUCTS 0.3%
      a Armstrong World Industries Inc. ..............................  United States              175,109                8,904,293
    a,f Armstrong World Industries Inc., Contingent Distribution .....  United States           19,836,575                  322,344
      a Owens Corning Inc. ...........................................  United States               82,100                2,615,706
    a,c Owens Corning,Inc., (restricted) .............................  United States              347,643               10,522,111
    a,c Owens Corning Inc., options to purchase (shares), exercise
          price $37.50, expiration date 1/02/08 ......................  United States              310,123                       --
    a,c Owens Corning Inc., options to sell (shares), exercise price
          $25.00, expiration date 4/06/07 ............................  United States              310,123                       --
                                                                                                                   ----------------
                                                                                                                         22,364,454
                                                                                                                   ----------------

        CAPITAL MARKETS 0.6%
        Investors Financial Services Corp. ...........................  United States              126,500                7,355,975
        Legg Mason Inc. ..............................................  United States              396,900               37,391,949
                                                                                                                   ----------------
                                                                                                                         44,747,924
                                                                                                                   ----------------

        CHEMICALS 1.0%
  a,f,g Dow Corning Corp., Contingent Distribution ...................  United States           23,723,548               11,031,450
        Koninklijke DSM NV ...........................................   Netherlands               683,349               30,607,879
        Linde AG .....................................................     Germany                 314,170               33,837,377
                                                                                                                   ----------------
                                                                                                                         75,476,706
                                                                                                                   ----------------


22 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL BANKS 8.7%
        Banca Popolare di Verona e Novara SCRL .......................      Italy                  905,225         $     28,106,522
      a Banca Popolare Italiana SCRL .................................      Italy                1,823,467               28,491,242
        BNP Paribas SA ...............................................      France                 681,580               71,169,786
        Chinatrust Financial Holding Co. Ltd. ........................      Taiwan              41,682,080               32,562,157
        Danske Bank AS ...............................................     Denmark               1,454,680               67,673,484
a,c,d,h FE Capital Holdings Ltd. .....................................      Japan                   14,498               16,424,866
        Intesa Sanpaolo SpA ..........................................      Italy               10,279,630               78,043,289
        MB Financial Inc. ............................................  United States              585,990               21,101,500
        Mitsubishi UFJ Financial Group Inc. ..........................      Japan                    5,528               62,389,070
  a,c,d NCB Warrant Holdings Ltd., A .................................      Japan                   67,420                6,899,088
        Sumitomo Mitsui Financial Group Inc. .........................      Japan                    3,005               27,284,569
        Svenska Handelsbanken AB, A ..................................      Sweden               2,309,475               68,644,778
        Swedbank AB, A ...............................................      Sweden               1,539,430               53,915,663
        U.S. Bancorp .................................................  United States            1,559,600               54,539,212
        Wachovia Corp. ...............................................  United States              831,320               45,764,166
                                                                                                                   ----------------
                                                                                                                        663,009,392
                                                                                                                   ----------------

        COMMERCIAL SERVICES & SUPPLIES 0.2%
      a Comdisco Holding Co. Inc. ....................................  United States                  630                    7,891
    a,f Comdisco Holding Co. Inc., Contingent Distribution ...........  United States           54,914,113                       --
a,c,d,h First Chicago Bancorp ........................................  United States            1,157,143               16,200,002
                                                                                                                   ----------------
                                                                                                                         16,207,893
                                                                                                                   ----------------

        COMPUTERS & PERIPHERALS 1.8%
a,c,d,h DecisionOne Corp. ............................................  United States            1,142,353                  814,498
      a Dell Inc. ....................................................  United States            4,061,020               94,256,274
        International Business Machines Corp. ........................  United States              475,056               44,778,778
                                                                                                                   ----------------
                                                                                                                        139,849,550
                                                                                                                   ----------------

        CONSUMER FINANCE 1.4%
  a,c,d Cerberus FIM Investors Auto Finance LLC ......................  United States            4,250,824                3,891,204
  a,c,d Cerberus FIM Investors Commercial Finance LLC ................  United States              543,168                  497,216
  a,c,d Cerberus FIM Investors Commercial Mortgage LLC ...............  United States              929,398                  850,771
  a,c,d Cerberus FIM Investors Insurance LLC .........................  United States            4,427,713                4,053,128
  a,c,d Cerberus FIM Investors Rescap LLC ............................  United States            9,391,146                8,596,655
        SLM Corp. ....................................................  United States            1,236,600               50,576,940
        Takefuji Corp. ...............................................      Japan                  870,465               34,938,262
                                                                                                                   ----------------
                                                                                                                        103,404,176
                                                                                                                   ----------------

        CONTAINERS & PACKAGING 1.3%
        Temple-Inland Inc. ...........................................  United States            1,672,900               99,939,046
                                                                                                                   ----------------

        DIVERSIFIED FINANCIAL SERVICES 3.0%
        Citigroup Inc. ...............................................  United States            1,473,010               75,624,334
        Fortis .......................................................     Belgium               3,374,298              154,022,122
    a,f Marconi Corp., Contingent Distribution .......................  United Kingdom          42,651,300                       --
                                                                                                                   ----------------
                                                                                                                        229,646,456
                                                                                                                   ----------------


                                        Quarterly Statements of Investments | 23

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY      SHARES/WARRANTS/CONTRACTS       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED TELECOMMUNICATION SERVICES 2.5%
a,c,d,e AboveNet Inc. ................................................  United States              439,477         $     13,465,575
a,d,e,f AboveNet Inc., Contingent Distribution .......................  United States           61,502,000                       --
  a,c,e AboveNet Inc., options to purchase (shares), exercise price
          $20.95, expiration date 9/09/13 ............................  United States                  613                   16,091
a,c,d,e AboveNet Inc., wts., 9/08/08 .................................  United States               14,770                  466,732
a,c,d,e AboveNet Inc., wts., 9/08/10 .................................  United States               17,376                  493,479
        Chunghwa Telecom Co. Ltd., ADR ...............................      Taiwan               1,703,573               33,935,174
  a,d,f Global Crossing Holdings Ltd., Contingent Distribution .......  United States           60,632,757                       --
        Verizon Communications Inc. ..................................  United States            3,809,062              144,439,631
                                                                                                                   ----------------
                                                                                                                        192,816,682
                                                                                                                   ----------------

        ELECTRIC UTILITIES 1.9%
        Constellation Energy Group ...................................  United States              934,100               81,219,995
        E.ON AG ......................................................     Germany                 441,388               59,664,288
                                                                                                                   ----------------
                                                                                                                        140,884,283
                                                                                                                   ----------------

        ENERGY EQUIPMENT & SERVICES 1.3%
      a Basic Energy Services Inc. ...................................  United States               14,473                  337,221
      a Seadrill Ltd. ................................................     Bermuda               2,283,800               37,566,825
      a Transocean Inc. ..............................................  United States              725,430               59,267,631
                                                                                                                   ----------------
                                                                                                                         97,171,677
                                                                                                                   ----------------

        FOOD & STAPLES RETAILING 2.0%
        Carrefour SA .................................................      France               1,069,252               78,179,305
        CVS/Caremark Corp. ...........................................  United States            2,211,114               75,487,432
                                                                                                                   ----------------
                                                                                                                        153,666,737
                                                                                                                   ----------------

        FOOD PRODUCTS 3.9%
        Cadbury Schweppes PLC ........................................  United Kingdom           4,497,511               57,695,987
      h Farmer Brothers Co. ..........................................   United States           1,033,896               23,469,439
        Groupe Danone ................................................      France                 426,490               69,656,704
      a Marine Harvest ...............................................      Norway              72,384,735               85,014,229
        Nestle SA ....................................................   Switzerland               175,235               68,229,844
                                                                                                                   ----------------
                                                                                                                        304,066,203
                                                                                                                   ----------------

        HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
        Bausch & Lomb Inc. ...........................................  United States              139,870                7,155,749
      a Boston Scientific Corp. ......................................  United States              972,700               14,143,058
        The Cooper Cos. Inc. .........................................  United States              357,930               17,402,557
        Hillenbrand Industries Inc. ..................................  United States              889,128               52,787,529
                                                                                                                   ----------------
                                                                                                                         91,488,893
                                                                                                                   ----------------


24 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        HEALTH CARE PROVIDERS & SERVICES 1.3%
a,c,d,e Kindred Healthcare Inc. ......................................  United States            1,639,289         $     51,049,099
a,c,d,e Kindred Healthcare Inc., options to purchase (shares):
           exercise price $23.75, expiration date 7/17/11 ............  United States                4,380                   32,373
           exercise price $26.00, expiration date 1/01/12 ............  United States                1,314                    6,755
           exercise price $9.07, expiration date 1/01/13 .............  United States                1,307                   28,840
           exercise price $25.99, expiration date 1/01/14 ............  United States                  975                    5,022
           exercise price $27.90, expiration date 1/10/15 ............  United States                  542                    1,757
           exercise price $28.89, expiration date 1/10/16 ............  United States                  271                      610
        Quest Diagnostics Inc. .......................................  United States              938,540               46,804,990
                                                                                                                   ----------------
                                                                                                                         97,929,446
                                                                                                                   ----------------

        HOTELS, RESTAURANTS & LEISURE 0.2%
      a Trump Entertainment Resorts Inc. .............................  United States              895,133               16,175,053
                                                                                                                   ----------------

        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.5%
        TXU Corp. ....................................................  United States              594,710               38,120,911
                                                                                                                   ----------------

        INDUSTRIAL CONGLOMERATES 5.0%
      e Orkla ASA ....................................................      Norway               2,297,600              161,946,540
        Siemens AG ...................................................     Germany                 365,000               39,000,012
        Tyco International Ltd. ......................................  United States            4,540,860              143,264,133
        Walter Industries Inc. .......................................  United States            1,392,200               34,456,950
                                                                                                                   ----------------
                                                                                                                        378,667,635
                                                                                                                   ----------------

        INSURANCE 9.9%
      a Alleghany Corp. ..............................................  United States              169,612               63,366,939
      a Berkshire Hathaway Inc., A ...................................  United States                  741               80,761,590
      a Berkshire Hathaway Inc., B ...................................  United States               38,925              141,687,000
        Hartford Financial Services Group Inc. .......................  United States              538,210               51,442,112
        Montpelier Re Holdings Ltd. ..................................     Bermuda                  21,550                  373,677
        Old Republic International Corp. .............................  United States            2,217,426               49,049,463
  a,c,d Olympus Re Holdings Ltd. .....................................     Bermuda                 106,700                  106,700
        Prudential Financial Inc. ....................................  United States              541,900               48,911,894
    c,d Symetra Financial ............................................  United States              511,600               73,747,140
        The Travelers Cos. Inc. ......................................  United States              507,283               26,262,041
        White Mountains Insurance Group Ltd. .........................  United States              383,121              217,038,046
                                                                                                                   ----------------
                                                                                                                        752,746,602
                                                                                                                   ----------------

        LEISURE EQUIPMENT & PRODUCTS 1.1%
        Mattel Inc. ..................................................  United States            3,010,472               82,998,713
                                                                                                                   ----------------

        MACHINERY 0.0%
  a,c,e Motor Coach Industries International Inc., wts., 5/27/09 .....  United States                    6                       --
                                                                                                                   ----------------

        MARINE 0.6%
        A P Moller - Maersk AS .......................................     Denmark                   4,291               44,770,836
                                                                                                                   ----------------


                                        Quarterly Statements of Investments | 25

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        MEDIA 6.9%
    a,f Adelphia Communications Corp., Contingent Distribution .......   United States          49,329,000         $     16,789,314
      a Adelphia Recovery Trust ......................................   United States          48,268,724                4,706,201
    a,f Century Communications Arahova Contingent Value Vehicle,
          Contingent Distribution ....................................   United States           6,161,087                3,404,001
    a,f Century Communications Corp., Contingent Distribution ........   United States          16,986,000                  679,440
      a Comcast Corp., A .............................................   United States           1,369,035               34,869,321
      a Liberty Media Holding Corp.-Capital, A .......................   United States             347,868               38,470,722
        News Corp., A ................................................   United States           5,881,090              135,970,801
        Sun-Times Media Group Inc., A ................................   United States             985,458                4,887,872
      a Time Warner Cable Inc., A ....................................   United States             846,169               31,705,952
        Time Warner Inc. .............................................   United States           3,438,900               67,815,108
    a,d TVMAX Holdings Inc. ..........................................   United States             133,855                  133,855
      a Viacom Inc., B ...............................................   United States           1,898,750               78,057,612
        Virgin Media Inc. ............................................  United Kingdom           3,991,350              100,781,587
        Washington Post Co., B .......................................   United States              10,179                7,771,667
                                                                                                                   ----------------
                                                                                                                        526,043,453
                                                                                                                   ----------------

        METALS & MINING 0.7%
        Arcelor Mittal ...............................................    Netherlands              160,379                8,513,580
c,d,e,h Esmark Inc. ..................................................   United States               7,869                6,537,486
        IPSCO Inc. ...................................................   United States             123,470               16,223,958
a,c,d,h PMG LLC ......................................................   United States              29,737               20,786,197
                                                                                                                   ----------------
                                                                                                                         52,061,221
                                                                                                                   ----------------

        MULTI-UTILITIES & UNREGULATED POWER 1.7%
        NorthWestern Corp. ...........................................   United States             391,751               13,879,738
    a,f NorthWestern Corp., Contingent Distribution ..................   United States          11,863,900                1,283,764
      a NorthWestern Corp., wts., 11/01/07 ...........................   United States              21,154                  255,858
        RWE AG .......................................................      Germany                523,845               55,405,846
        Suez SA ......................................................       France              1,165,080               61,427,169
                                                                                                                   ----------------
                                                                                                                        132,252,375
                                                                                                                   ----------------

        OIL, GAS & CONSUMABLE FUELS 0.5%
a,c,d,h Anchor Resources LLC .........................................   United States              69,184                       --
        BP PLC .......................................................  United Kingdom           1,033,520               11,224,932
        Royal Dutch Shell PLC, A .....................................  United Kingdom             736,309               24,484,265
                                                                                                                   ----------------
                                                                                                                         35,709,197
                                                                                                                   ----------------

        PAPER & FOREST PRODUCTS 3.7%
        Domtar Corp. .................................................       Canada              3,139,054               29,224,593
        International Paper Co. ......................................   United States           1,930,820               70,281,848
        Weyerhaeuser Co. .............................................   United States           2,468,965              184,530,444
                                                                                                                   ----------------
                                                                                                                        284,036,885
                                                                                                                   ----------------


26 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        PHARMACEUTICALS 3.4%
        Pfizer Inc. ..................................................   United States           3,928,130         $     99,224,564
        Sanofi-Aventis ...............................................       France                781,390               67,932,320
        Valeant Pharmaceuticals International ........................   United States             997,800               17,251,962
      a Watson Pharmaceuticals Inc. ..................................   United States           2,712,962               71,703,586
                                                                                                                   ----------------
                                                                                                                        256,112,432
                                                                                                                   ----------------

        REAL ESTATE 2.2%
      a Alexander's Inc. .............................................   United States              38,800               15,973,960
      d Canary Wharf Group PLC .......................................  United Kingdom          10,069,634               81,627,534
        iStar Financial Inc. .........................................   United States             175,577                8,222,271
        The St. Joe Co. ..............................................   United States             695,598               36,386,731
        Ventas Inc. ..................................................   United States             608,900               25,652,957
                                                                                                                   ----------------
                                                                                                                        167,863,453
                                                                                                                   ----------------

        ROAD & RAIL 1.5%
  c,d,h Florida East Coast Industries Inc. ...........................   United States           1,967,636              117,183,546
                                                                                                                   ----------------

        SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
      a Agere Systems Inc. ...........................................   United States             621,570               14,059,913
      a LSI Logic Corp. ..............................................   United States           2,852,752               29,782,731
                                                                                                                   ----------------
                                                                                                                         43,842,644
                                                                                                                   ----------------

        SOFTWARE 2.2%
      a Hyperion Solutions Corp. .....................................   United States             717,240               37,174,549
        Microsoft Corp. ..............................................   United States           4,637,880              129,257,716
                                                                                                                   ----------------
                                                                                                                        166,432,265
                                                                                                                   ----------------

        SPECIALTY RETAIL 1.1%
        The Home Depot Inc. ..........................................   United States           2,253,250               82,784,405
                                                                                                                   ----------------

        TEXTILES, APPAREL & LUXURY GOODS 0.1%
        Christian Dior SA ............................................       France                 72,087                8,760,441
                                                                                                                   ----------------

        THRIFTS & MORTGAGE FINANCE 2.2%
        Hudson City Bancorp Inc. .....................................   United States           3,854,980               52,736,127
        Sovereign Bancorp Inc. .......................................   United States           2,146,830               54,615,355
        Washington Mutual Inc. .......................................   United States           1,524,900               61,575,462
                                                                                                                   ----------------
                                                                                                                        168,926,944
                                                                                                                   ----------------

        TOBACCO 10.2%
        Altadis SA ...................................................       Spain               2,413,610              154,941,883
      i Altria Group Inc. ............................................   United States           1,902,149              167,027,704
        British American Tobacco PLC .................................  United Kingdom           3,659,976              114,426,841
        British American Tobacco PLC, ADR ............................  United Kingdom              40,400                2,546,816
        Imperial Tobacco Group PLC ...................................  United Kingdom           2,532,443              113,356,611
        Japan Tobacco Inc. ...........................................       Japan                  10,966               53,878,518


                                        Quarterly Statements of Investments | 27

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        TOBACCO (CONTINUED)
        KT&G Corp. ...................................................   South Korea             1,625,350         $    106,237,671
      i Reynolds American Inc. .......................................  United States            1,054,904               65,836,559
                                                                                                                   ----------------
                                                                                                                        778,252,603
                                                                                                                   ----------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $4,762,343,771) ......................................                                                6,861,115,403
                                                                                                                   ----------------
        PREFERRED STOCKS 0.4%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% i
      c PTV Inc., 10.00%, pfd., A ....................................  United Kingdom             114,246                  428,423
                                                                                                                   ----------------
        METALS & MINING 0.4%
c,d,e,h Esmark Inc., 8.00%, cvt. pfd., A .............................  United States               29,270               28,572,441
                                                                                                                   ----------------

        TOTAL PREFERRED STOCKS (COST $29,612,982) ....................                                                   29,000,864
                                                                                                                   ----------------

                                                                                        -------------------------
                                                                                            PRINCIPAL AMOUNT k
                                                                                        -------------------------
        CORPORATE BONDS & NOTES 1.5%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .......      Canada               1,993,000 CAD            1,929,127
    c,d Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 ....  United States           12,683,413               11,610,396
    c,d Cerberus FIM Investors Commercial Finance LLC, 12.00%,
          11/22/13 ...................................................  United States            1,629,506                1,491,650
    c,d Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
          11/22/13 ...................................................  United States            2,788,196                2,552,315
    c,d Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .......  United States           13,283,138               12,159,384
    c,d Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ..........  United States           28,173,439               25,789,966
  c,d,h DecisionOne Corp., 12.00%, 4/15/10 ...........................  United States            1,356,539                1,356,539
  c,d,e International Automotive Components Group NA LLC, 9.00%,
          4/01/17 ....................................................  United States            1,947,800                1,947,800
  c,d,j Motor Coach Industries International Inc., FRN, 18.37%,
          12/01/08 ...................................................  United States           30,989,737               31,919,429
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............  United States           17,380,260               17,640,964
      d TVMAX Holdings Inc., PIK,
           11.50%, 6/30/07 ...........................................  United States              278,615                  278,615
           14.00%, 6/30/07 ...........................................  United States              771,361                  771,361
    c,d Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 .............  United States            3,748,000                3,748,000
                                                                                                                   ----------------
        TOTAL CORPORATE BONDS & NOTES (COST $118,061,920) ............                                                  113,195,546
                                                                                                                   ----------------


28 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY          PRINCIPAL AMOUNT K           VALUE
------------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS & NOTES IN REORGANIZATION 1.4%
    j,l Collins & Aikman Products Co.,
           Revolver, FRN, 11.50%, 8/31/09 ...........................   United States              448,170         $        181,509
           Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ...............   United States            1,061,996                  430,108
      l Dana Corp.,
           6.50%, 3/01/09 ...........................................   United States            2,594,000                2,003,865
           5.85%, 1/15/15 ...........................................   United States           11,335,000                8,501,250
           7.00%, 3/01/29 ...........................................   United States            2,425,000                1,843,000
           senior note, 7.00%, 3/15/28 ..............................   United States              536,000                  408,700
      l Eurotunnel PLC,
           Participating Loan Note, 1.00%, 4/30/40 ..................   United Kingdom             858,000  GBP             540,211
         j S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ..   United Kingdom             290,000  GBP             236,795
         j Tier 2, FRN, 5.959%, 12/31/18 ............................   United Kingdom           7,592,095  GBP          15,311,272
         j Tier 3, FRN, 5.895%, 12/31/25 ............................   United Kingdom          28,404,485  GBP          50,438,238
      l Eurotunnel SA,
         j S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ...       France                   6,000  EUR               3,325
         j S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ...       France                 123,000  EUR              68,168
           Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
             12/15/12 ...............................................       France                 605,300  EUR             808,348
         j Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 ....................       France               1,880,987  EUR           2,574,763
         j Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 ....................       France                 832,034  EUR           1,138,918
         j Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 ....................       France              20,347,101  EUR          24,523,213
         j Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ....................       France               1,048,320  EUR           1,263,480
      l Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .....   United States               50,000                      250
                                                                                                                   ----------------

        TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
          (COST $70,390,545) ........................................                                                   110,275,413
                                                                                                                   ----------------

        GOVERNMENT AGENCIES (COST $10,000,000) 0.1%
      i Federal Home Loan Bank, 2.51% - 5.28%, 7/02/07 ..............   United States           10,000,000                9,932,440
                                                                                                                   ----------------

        TOTAL LONG TERM INVESTMENTS
          (COST $4,990,409,218) .....................................                                                 7,123,519,666
                                                                                                                   ----------------

        SHORT TERM INVESTMENTS 5.2%
        GOVERNMENT AGENCIES (COST $273,735,846) 3.6%
    i,m Federal Home Loan Bank, 4/09/07 - 3/05/08 ...................   United States          250,995,000              273,814,767
                                                                                                                   ----------------

      n REPURCHASE AGREEMENT (COST $124,800,000) 1.6%
        Merrill Lynch & Co. Inc., 5.15%, 4/02/07 (Maturity Value
          $124,853,560) Collateralized by U.S. Government Agency
          Securities, 3.125% - 6.000%, 12/16/08 - 1/05/27 ...........   United States          124,800,000              124,800,000
                                                                                                                   ----------------

        TOTAL SHORT TERM INVESTMENTS
          (COST $398,535,846) .......................................                                                   398,614,767
                                                                                                                   ----------------


                                        Quarterly Statements of Investments | 29

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL BEACON FUND                                                 COUNTRY                SHARES                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        TOTAL INVESTMENTS (COST $5,388,945,064) 98.6% ...............                                              $  7,522,134,433
        SECURITIES SOLD SHORT (0.9)% ................................                                                   (63,555,676)
        NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.2)% ....                                                   (18,688,469)
        OTHER ASSETS, LESS LIABILITIES 2.5% .........................                                                   186,879,853
                                                                                                                   ----------------
        NET ASSETS 100.0% ...........................................                                              $  7,626,770,141
                                                                                                                   ================

        SECURITIES SOLD SHORT 0.9%
        CAPITAL MARKETS 0.1%
        State Street Corp. ..........................................   United States              122,690         $      7,944,177
                                                                                                                   ----------------

        FOOD PRODUCTS 0.4%
        Kraft Foods Inc., A .........................................   United States              901,987               28,556,908
                                                                                                                   ----------------

        ELECTRIC UTILITIES 0.3%
        Iberdrola SA, Br. ...........................................       Spain                  403,645               19,076,898
                                                                                                                   ----------------

        TEXTILES, APPAREL & LUXURY GOODS 0.1%
        LVMH Moet Hennessy Louis Vuitton ............................       France                  71,930                7,977,693
                                                                                                                   ----------------

        TOTAL SECURITIES SOLD SHORT
          (PROCEEDS $63,236,332) ....................................                                              $     63,555,676
                                                                                                                   ================

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $3,156,181, representing 0.04% of net assets.

c See Note 6 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $576,348,894, representing 7.56% of net assets.

e See Note 8 regarding other considerations - security board member.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

g See Note 8 regarding other considerations - credit committee participation.

h See Note 7 regarding holdings of 5% voting securities.

i Security segregated with broker for securities sold short.

j The coupon rate shown represents the rate at period end.

k The principal amount is stated in U.S. dollars unless otherwise indicated.

l Defaulted security.

m The security is traded on a discount basis with no stated coupon rate.

n At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                             COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 95.9%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 93.2%
          AIRLINES 0.3%
        a ACE Aviation Holdings Inc., A ..............................      Canada               1,277,511         $     33,705,488
      a,b ACE Aviation Holdings Inc., A, 144A ........................      Canada                  64,416                1,699,533
                                                                                                                   ----------------
                                                                                                                         35,405,021
                                                                                                                   ----------------
          AUTOMOBILES 0.4%
          Hero Honda Motors Ltd. .....................................       India               1,042,903               16,571,080
a,c,d,e,f International Automotive Components Group Brazil LLC .......      Brazil               3,204,016               18,423,092
a,c,d,e,f International Automotive Components Group Japan LLC ........       Japan                 650,533                5,520,243
  a,c,e,f International Automotive Components Group LLC ..............    Luxembourg            13,618,870               13,618,870
a,c,d,e,f International Automotive Components Group NA LLC ...........   United States           5,638,800                5,638,800
                                                                                                                   ----------------
                                                                                                                         59,772,085
                                                                                                                   ----------------
          BEVERAGES 4.7%
          Brown-Forman Corp., A ......................................   United States             143,200                9,892,256
          Brown-Forman Corp., B ......................................   United States             391,650               25,676,574
          Carlsberg AS, A ............................................      Denmark                113,300               11,354,171
          Carlsberg AS, B ............................................      Denmark              2,348,253              255,533,169
          Fomento Economico Mexicano SA de CV, ADR ...................      Mexico               1,050,228              115,934,669
          Lotte Chilsung Beverage Co. Ltd. ...........................    South Korea               55,692               71,087,355
          Pernod Ricard SA ...........................................      France                 905,698              183,628,466
                                                                                                                   ----------------
                                                                                                                        673,106,660
                                                                                                                   ----------------
          BUILDING PRODUCTS 0.7%
        a Armstrong World Industries Inc. ............................   United States             195,954                9,964,261
      a,g Armstrong World Industries Inc., Contingent Distribution ...   United States          22,185,050                  360,507
          KCC Corp. ..................................................    South Korea              219,683               66,425,564
        a Owens Corning Inc. .........................................   United States             149,900                4,775,814
      a,c Owens Corning Inc., (restricted) ...........................   United States             600,722               18,182,053
      a,c Owens Corning Inc., options to purchase (shares),
            exercise price $37.50, expiration date 1/02/08 ............   United States             535,890                       --
      a,c Owens Corning Inc., options to sell (shares), exercise price
            $25.00, expiration date 4/06/07 ...........................   United States             535,890                       --
                                                                                                                   ----------------
                                                                                                                         99,708,199
                                                                                                                   ----------------
          CAPITAL MARKETS 0.7%
          Investors Financial Services Corp. .........................   United States             231,200               13,444,280
          Legg Mason Inc. ............................................   United States             852,120               80,278,225
                                                                                                                   ----------------
                                                                                                                         93,722,505
                                                                                                                   ----------------
          CHEMICALS 2.9%
        a Arkema .....................................................      France                  17,886                1,025,181
        a Arkema, ADR ................................................      France                  10,432                  597,936
    a,g,o Dow Corning Corp., Contingent Distribution .................   United States          14,735,153                6,851,846
          K+S AG .....................................................      Germany                905,371               99,507,090


                                        Quarterly Statements of Investments | 31

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                             COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CHEMICALS (CONTINUED)
          Linde AG ...................................................      Germany              1,662,431         $    179,050,530
        a Sika AG ....................................................    Switzerland               77,000              130,819,861
                                                                                                                   ----------------
                                                                                                                        417,852,444
                                                                                                                   ----------------
          COMMERCIAL BANKS 10.4%
          ABN Amro Holding NV ........................................    Netherlands            3,383,222              145,573,942
          Banca Popolare di Verona e Novara SCRL .....................       Italy               3,244,459              100,737,892
          Bank of Ireland ............................................   United States           1,707,777               36,900,928
        a Banca Popolare Italiana SCRL ...............................       Italy               6,594,314              103,034,601
          Unione Di Banche Italiane SCPA .............................       Italy               1,785,203               52,806,690
          BNP Paribas SA .............................................      France               1,636,082              170,837,769
          Chinatrust Financial Holding Co. Ltd. ......................      Taiwan              83,784,040               65,452,325
          Danske Bank AS .............................................      Denmark              1,352,880               62,937,624
  a,c,d,e FE Capital Holdings Ltd. ...................................       Japan                  12,017               13,614,148
          First Community Bancorp ....................................   United States             518,434               29,312,258
          Intesa Sanpaolo SpA ........................................       Italy              13,008,438               98,760,489
        a Investors Bancorp Inc. .....................................   United States               1,775                   25,631
          Mitsubishi UFJ Financial Group Inc. ........................       Japan                  11,055              124,766,855
    a,c,e NCB Warrant Holdings Ltd., A ...............................       Japan                  55,890                5,719,224
          Societe Generale, A ........................................      France                 773,452              133,627,104
          Sumitomo Mitsui Financial Group Inc. .......................       Japan                  12,485              113,360,346
          Svenska Handelsbanken AB, A ................................      Sweden               3,204,537               95,248,804
          Swedbank AB, A .............................................      Sweden               2,813,350               98,532,334
          U.S. Bancorp ...............................................   United States             629,600               22,017,112
          Wachovia Corp. .............................................   United States             322,590               17,758,579
                                                                                                                   ----------------
                                                                                                                      1,491,024,655
                                                                                                                   ----------------
          COMMERCIAL SERVICES & SUPPLIES 0.1%
        a Comdisco Holding Co. Inc. ..................................   United States                 478                    5,987
      a,g Comdisco Holding Co. Inc., Contingent Distribution .........   United States          41,726,153                       --
          Fursys Inc. ................................................    South Korea              547,260               13,901,067
                                                                                                                   ----------------
                                                                                                                         13,907,054
                                                                                                                   ----------------
          COMPUTERS & PERIPHERALS 0.2%
    a,c,e DecisionOne Corp. ..........................................   United States             359,884                  256,597
        a Dell Inc. ..................................................   United States           1,126,340               26,142,352
                                                                                                                   ----------------
                                                                                                                         26,398,949
                                                                                                                   ----------------
          CONSTRUCTION MATERIALS 1.0%
          Ciments Francais SA ........................................      France                 399,572               84,230,086
          Hanil Cement Co. Ltd. ......................................    South Korea              331,250               29,537,544
          Rinker Group Ltd. ..........................................     Australia             2,069,142               30,220,145
                                                                                                                   ----------------
                                                                                                                        143,987,775
                                                                                                                   ----------------


32 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                             COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CONSUMER FINANCE 1.3%
          Aiful Corp. ................................................       Japan               1,142,008         $     35,371,286
    a,c,e Cerberus FIM Investors Auto Finance LLC ....................   United States           6,498,835                5,949,033
    a,c,e Cerberus FIM Investors Commercial Finance LLC ..............   United States             830,418                  760,165
    a,c,e Cerberus FIM Investors Commercial Mortgage LLC .............   United States           1,420,903                1,300,695
    a,c,e Cerberus FIM Investors Insurance LLC .......................   United States           6,769,270                6,196,590
    a,c,e Cerberus FIM Investors Rescap LLC ..........................   United States          14,357,573               13,142,922
          SLM Corp. ..................................................   United States           1,534,760               62,771,684
          Takefuji Corp. .............................................       Japan               1,622,179               65,110,159
                                                                                                                   ----------------
                                                                                                                        190,602,534
                                                                                                                   ----------------
          DISTRIBUTORS 0.3%
          Compania de Distribucion Integral Logista SA ...............       Spain                 564,170               44,866,208
                                                                                                                   ----------------
          DIVERSIFIED CONSUMER SERVICES 0.1%
          H&R Block Inc. .............................................   United States             473,830                9,969,383
                                                                                                                   ----------------
          DIVERSIFIED FINANCIAL SERVICES 4.4%
          Citigroup Inc. .............................................   United States             561,610               28,833,057
          Deutsche Boerse AG .........................................      Germany                509,698              116,735,961
          Fortis .....................................................      Belgium              4,782,126              218,283,387
          Guinness Peat Group PLC ....................................    New Zealand           24,499,842               39,906,128
          Jardine Matheson Holdings Ltd. .............................     Hong Kong             4,554,012               96,089,653
          Jardine Strategic Holdings Ltd. ............................     Hong Kong            10,060,600              128,775,680
      a,g Marconi Corp., Contingent Distribution .....................  United Kingdom          33,909,700                       --
        b Spinrite Income Fund, 144A .................................      Canada                 274,300                  323,126
                                                                                                                   ----------------
                                                                                                                        628,946,992
                                                                                                                   ----------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.6%
  a,c,e,f AboveNet Inc. ..............................................   United States             332,512               10,188,168
  a,e,f,g AboveNet Inc., Contingent Distribution .....................   United States          46,367,000                       --
    a,c,f AboveNet Inc., options to purchase (shares), exercise price
            $20.95, expiration date 9/09/13 ..........................   United States                 464                   12,180
  a,c,e,f AboveNet Inc., wts., 9/08/08 ...............................   United States              11,105                  350,918
  a,c,e,f AboveNet Inc., wts., 9/08/10 ...............................   United States              13,066                  371,074
          Belgacom ...................................................      Belgium                967,550               42,962,810
          Chunghwa Telecom Co. Ltd., ADR .............................      Taiwan               2,902,333               57,814,473
    a,e,g Global Crossing Holdings Ltd., Contingent Distribution .....   United States          45,658,716                       --
          Koninklijke (Royal) KPN NV .................................    Netherlands            4,511,679               70,252,916
          Verizon Communications Inc. ................................   United States           1,385,973               52,556,096
                                                                                                                   ----------------
                                                                                                                        234,508,635
                                                                                                                   ----------------
          ELECTRIC UTILITIES 1.2%
          Constellation Energy Group .................................   United States           1,098,560               95,519,792
          E.ON AG ....................................................      Germany                597,820               80,809,865
                                                                                                                   ----------------
                                                                                                                        176,329,657
                                                                                                                   ----------------


                                        Quarterly Statements of Investments | 33

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                             COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          ENERGY EQUIPMENT & SERVICES 3.6%
        a Basic Energy Services Inc. .................................   United States              11,144         $        259,655
        a Bergesen Worldwide Offshore Ltd. ...........................      Norway              18,666,535               78,297,936
          Bourbon SA .................................................      France                 937,814               65,563,331
      a,b Compagnie Generale de Geophysique SA, 144A .................      France                 559,732              117,356,568
        a Petroleum Geo-Services ASA .................................      Norway               1,796,568               46,914,146
        a Seadrill Ltd. ..............................................      Bermuda              8,710,606              143,283,042
        a Transocean Inc. ............................................   United States             788,700               64,436,790
                                                                                                                   ----------------
                                                                                                                        516,111,468
                                                                                                                   ----------------
          FOOD & STAPLES RETAILING 2.3%
          Carrefour SA ...............................................      France               3,829,778              280,017,604
          CVS/Caremark Corp. .........................................   United States           1,232,553               42,079,359
                                                                                                                   ----------------
                                                                                                                        322,096,963
                                                                                                                   ----------------
          FOOD PRODUCTS 7.5%
          Cadbury Schweppes PLC ......................................  United Kingdom          10,530,995              135,096,089
          Cermaq ASA .................................................      Norway               3,630,328               68,076,488
        d CSM NV .....................................................    Netherlands            4,036,926              143,942,705
        d Farmer Brothers Co. ........................................   United States             904,637               20,535,260
          General Mills Inc. .........................................   United States             478,600               27,864,092
          Groupe Danone ..............................................      France               1,343,206              219,379,827
          Lotte Confectionary Co. Ltd. ...............................    South Korea               52,189               66,837,863
        a Marine Harvest .............................................      Norway             154,407,626              181,348,255
          Nestle SA ..................................................    Switzerland              219,229               85,359,434
          Nong Shim Co. Ltd. .........................................    South Korea              153,896               40,072,824
        a Premier Foods PLC ..........................................  United Kingdom           9,333,685               53,762,050
          Rieber & Son ASA ...........................................      Norway               3,605,065               31,874,104
                                                                                                                   ----------------
                                                                                                                      1,074,148,991
                                                                                                                   ----------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
          Bausch & Lomb Inc. .........................................   United States              61,930                3,168,339
        a Boston Scientific Corp. ....................................   United States           1,577,917               22,942,913
                                                                                                                   ----------------
                                                                                                                         26,111,252
                                                                                                                   ----------------
          HEALTH CARE PROVIDERS & SERVICES 1.5%
  a,c,e,f Kindred Healthcare Inc. ....................................   United States           1,135,557               35,362,381
  a,c,e,f Kindred Healthcare Inc., options to purchase (shares):
             exercise price $23.75, expiration date 7/17/11 ..........   United States               3,002                   22,188
             exercise price $26.00, expiration date 1/01/12 ..........   United States                 898                    4,617
             exercise price $9.07, expiration date 1/01/13 ...........   United States                 897                   19,793
             exercise price $25.99, expiration date 1/01/14 ..........   United States                 671                    3,456
             exercise price $27.90, expiration date 1/10/15 ..........   United States                 374                    1,212
             exercise price $28.89, expiration date 1/10/16 ..........   United States                 188                      423
          MDS Inc. ...................................................      Canada               1,294,341               24,496,623


34 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                             COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
          Quest Diagnostics Inc. .....................................   United States           1,302,600         $     64,960,662
          Rhoen-Klinikum AG ..........................................      Germany              1,581,585               94,686,679
                                                                                                                   ----------------
                                                                                                                        219,558,034
                                                                                                                   ----------------
          HOTELS, RESTAURANTS & LEISURE 0.1%
  a,c,d,e Hancock Discovery LLC ......................................   United States           8,758,216                       --
        a Trump Entertainment Resorts Inc. ...........................   United States             839,693               15,173,253
                                                                                                                   ----------------
                                                                                                                         15,173,253
                                                                                                                   ----------------
          HOUSEHOLD DURABLES 0.3%
          Hunter Douglas NV ..........................................    Netherlands              323,874               28,546,156
          Koninklijke Philips Electronics NV .........................    Netherlands              272,485               10,403,617
                                                                                                                   ----------------
                                                                                                                         38,949,773
                                                                                                                   ----------------
          INDUSTRIAL CONGLOMERATES 4.6%
          Keppel Corp. Ltd. ..........................................     Singapore             7,739,672               96,918,057
        f Orkla ASA ..................................................      Norway               5,104,342              359,779,999
          Siemens AG .................................................      Germany                876,269               93,628,772
          Tyco International Ltd. ....................................   United States           3,126,520               98,641,706
                                                                                                                   ----------------
                                                                                                                        648,968,534
                                                                                                                   ----------------
          INSURANCE 5.8%
        a Alleghany Corp. ............................................   United States              76,546               28,597,548
          American International Group Inc. ..........................   United States             500,700               33,657,054
  a,c,d,e Augsburg Re AG .............................................    Switzerland               66,860                       --
        a Berkshire Hathaway Inc., A .................................   United States                 853               92,968,470
        a Berkshire Hathaway Inc., B .................................   United States              34,470              125,470,800
        a Conseco Inc. ...............................................   United States           2,684,120               46,435,276
          E-L Financial Corp. Ltd. ...................................      Canada                 177,619              103,079,021
          Hartford Financial Services Group Inc. .....................   United States             511,000               48,841,380
  a,c,d,e Imagine Group Holdings Ltd. ................................      Bermuda              4,551,501               49,929,966
          Montpelier Re Holdings Ltd. ................................      Bermuda                183,727                3,185,826
          LandAmerica Financial Group Inc. ...........................   United States              86,410                6,386,563
          Old Republic International Corp. ...........................   United States           1,898,187               41,987,896
    a,c,e Olympus Re Holdings Ltd. ...................................      Bermuda                 47,160                   47,160
          Prudential Financial Inc. ..................................   United States             421,200               38,017,512
          The Travelers Cos. Inc. ....................................   United States             749,960               38,825,429
          White Mountains Insurance Group Ltd. .......................   United States             172,815               97,899,698
          Zurich Financial Services AG ...............................    Switzerland              237,664               68,584,186
                                                                                                                   ----------------
                                                                                                                        823,913,785
                                                                                                                   ----------------
          MACHINERY 2.5%
          Aker Yards ASA .............................................      Norway               2,902,590               50,132,737
          Hanjin Heavy Industries Co. Ltd. ...........................    South Korea            1,894,820               66,658,032
          Kone OYJ, B ................................................      Finland                 77,263                4,413,046
    a,c,e Motor Coach Industries International Inc., wts., 5/27/09 ...   United States                   5                       --
          Scania AB ..................................................      Sweden                 761,160               59,749,277


                                        Quarterly Statements of Investments | 35

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                             COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MACHINERY (CONTINUED)
          Schindler Holding AG .......................................    Switzerland            2,263,002         $    137,777,900
          Schindler Holding AG, Registered ...........................    Switzerland              659,880               40,718,254
                                                                                                                   ----------------
                                                                                                                        359,449,244
                                                                                                                   ----------------
          MEDIA 5.0%
      a,g Adelphia Communications Corp., Contingent Distribution .....   United States          46,481,000               15,825,159
        a Adelphia Recovery Trust ....................................   United States          45,477,593                4,434,065
      a,g Century Communications Arahova Contingent Value Vehicle,
            Contingent Distribution ..................................   United States           5,538,790                3,060,181
      a,g Century Communications Corp., Contingent Distribution ......   United States          15,282,000                  611,280
          CJ CGV Co. Ltd. ............................................    South Korea              849,040               15,430,528
          Clear Channel Communications Inc. ..........................   United States             133,670                4,683,797
          Daekyo Co. Ltd. ............................................    South Korea              367,570               31,487,025
          Eutelsat Communications ....................................      France               1,927,497               43,553,362
          JC Decaux SA ...............................................      France               2,791,333               82,344,572
        a Liberty Media Holding Corp.-Capital, A .....................   United States             212,775               23,530,787
          Mediaset SpA ...............................................       Italy               1,407,167               15,306,093
        h News Corp., A ..............................................   United States           3,489,300               80,672,616
          Sun-Times Media Group Inc., A ..............................   United States             880,440                4,366,982
          Teleperformance ............................................      France                 790,025               34,510,320
        a Time Warner Cable Inc., A ..................................   United States             792,271               29,686,394
          Time Warner Inc. ...........................................   United States           7,333,400              144,614,648
      a,e TVMAX Holdings Inc. ........................................   United States             118,432                  118,432
        a Viacom Inc., B .............................................   United States             858,450               35,290,880
          Virgin Media Inc. ..........................................  United Kingdom           5,426,163              137,010,616
          Washington Post Co., B .....................................   United States               5,295                4,042,733
                                                                                                                   ----------------
                                                                                                                        710,580,470
                                                                                                                   ----------------
          METALS & MINING 2.7%
          Anglo American PLC .........................................    South Africa           3,198,546              168,471,618
          Arcelor Mittal .............................................    Netherlands            2,064,826              109,609,502
  c,d,e,f Esmark Inc. ................................................   United States               7,661                6,364,682
        a Gammon Lake Resources Inc. .................................      Canada               4,215,239               74,118,105
          IPSCO Inc. .................................................   United States             227,310               29,868,533
                                                                                                                   ----------------
                                                                                                                        388,432,440
                                                                                                                   ----------------
          MULTI-UTILITIES & UNREGULATED POWER 1.9%
          NorthWestern Corp. .........................................   United States             324,938               11,512,553
      a,g NorthWestern Corp., Contingent Distribution ................   United States           9,389,500                1,064,724
        a NorthWestern Corp., wts., 11/01/07 .........................   United States              17,778                  215,025
          RWE AG .....................................................      Germany              1,172,783              124,042,485
          Suez SA ....................................................      France               2,598,449              136,999,490
                                                                                                                   ----------------
                                                                                                                        273,834,277
                                                                                                                   ----------------
          MULTILINE RETAIL 0.5%
          Jelmoli Holding AG .........................................    Switzerland               19,024               63,624,633
                                                                                                                   ----------------


36 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                             COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          OIL, GAS & CONSUMABLE FUELS 2.1%
    a,c,e Anchor Resources LLC .......................................   United States              53,272         $             --
          BP PLC .....................................................  United Kingdom           7,976,960               86,636,773
          BP PLC, ADR ................................................  United Kingdom             180,900               11,713,275
          Eni SpA ....................................................      Italy                  847,600               27,573,751
          Royal Dutch Shell PLC, A ...................................  United Kingdom           3,299,442              109,715,366
          Total SA, B ................................................      France                 510,684               35,770,528
          Total SA, B, ADR ...........................................      France                 417,296               29,118,914
                                                                                                                   ----------------
                                                                                                                        300,528,607
                                                                                                                   ----------------
          PAPER & FOREST PRODUCTS 1.7%
          Domtar Corp. ...............................................       Canada              3,018,373               28,101,053
          Weyerhaeuser Co. ...........................................   United States           2,781,353              207,878,323
                                                                                                                   ----------------
                                                                                                                        235,979,376
                                                                                                                   ----------------
          PERSONAL PRODUCTS 0.4%
          Amorepacific Corp. .........................................    South Korea               99,940               55,020,640
                                                                                                                   ----------------
          PHARMACEUTICALS 1.6%
          Novartis AG ................................................    Switzerland              978,970               56,139,050
          Pfizer Inc. ................................................   United States           2,675,730               67,588,940
          Sanofi-Aventis .............................................       France              1,143,983               99,455,355
                                                                                                                   ----------------
                                                                                                                        223,183,345
                                                                                                                   ----------------
          REAL ESTATE 3.3%
        e Canary Wharf Group PLC .....................................  United Kingdom           5,400,183               43,775,536
          Great Eagle Holdings Ltd. ..................................     Hong Kong            12,726,353               43,164,751
          Link REIT ..................................................     Hong Kong            62,970,316              151,521,101
          Potlatch Corp. .............................................  United States            1,801,143               82,456,327
          Swire Pacific Ltd., A ......................................     Hong Kong             9,379,950              105,288,154
          Swire Pacific Ltd., B ......................................     Hong Kong            13,605,000               29,114,827
          Ventas Inc. ................................................  United States              516,500               21,760,144
                                                                                                                   ----------------
                                                                                                                        477,080,840
                                                                                                                   ----------------
          ROAD & RAIL 0.9%
    c,d,e Florida East Coast Industries Inc. .........................   United States           2,247,600              133,856,942
                                                                                                                   ----------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
        a Agere Systems Inc. .........................................   United States           2,297,800               51,976,236
                                                                                                                   ----------------
          SOFTWARE 0.9%
          Microsoft Corp. ............................................   United States           4,335,680              120,835,402
                                                                                                                   ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.1%
          Christian Dior SA ..........................................       France                 75,476                9,172,292
                                                                                                                   ----------------


                                        Quarterly Statements of Investments | 37

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                             COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          THRIFTS & MORTGAGE FINANCE 1.1%
          Hudson City Bancorp Inc. ...................................   United States           2,326,520         $     31,826,794
          Hypo Real Estate Holding AG ................................      Germany              1,352,952               86,328,888
          Washington Mutual Inc. .....................................   United States             965,450               38,984,870
                                                                                                                   ----------------
                                                                                                                        157,140,552
                                                                                                                   ----------------
          TOBACCO 10.9%
          Altadis SA .................................................       Spain               3,181,151              204,214,237
          Altria Group Inc. ..........................................   United States           1,213,908              106,593,261
          British American Tobacco PLC ...............................  United Kingdom          10,342,443              323,349,957
          Imperial Tobacco Group PLC .................................  United Kingdom           7,506,026              335,982,951
          ITC Ltd. ...................................................       India              18,037,005               62,912,003
          Japan Tobacco Inc. .........................................       Japan                  42,661              209,603,454
          KT&G Corp. .................................................    South Korea            4,779,802              312,421,961
                                                                                                                   ----------------
                                                                                                                      1,555,077,824
                                                                                                                   ----------------
          TRADING COMPANIES & DISTRIBUTORS 1.0%
      a,d Kloeckner & Co. AG .........................................      Germany              2,655,594              145,722,103
                                                                                                                   ----------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
            (COST $9,211,662,633) ....................................                                               13,286,636,032
                                                                                                                   ----------------
          PREFERRED STOCKS 0.2%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% i
        c PTV Inc., 10.00%, pfd., A ..................................  United Kingdom              86,280                  323,550
                                                                                                                   ----------------
          METALS & MINING 0.2%
  c,d,e,f Esmark Inc., 8.00%, cvt. pfd., A ...........................   United States              28,499               27,819,327
                                                                                                                   ----------------
          TOTAL PREFERRED STOCKS (COST $28,757,577) ..................                                                   28,142,877
                                                                                                                   ----------------

                                                                                            ------------------
                                                                                            PRINCIPAL AMOUNT n
                                                                                            ------------------
          CORPORATE BONDS & NOTES 1.0%
        b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .....       Canada              2,761,000 CAD            2,672,514
    c,d,e Augsburg Re AG, zero cpn., 4/27/07 .........................    Switzerland              768,890                       --
      c,e Cerberus FIM Investors Auto Finance LLC, 12.00%,
            11/22/13 .................................................   United States          19,390,926               17,750,454
      c,e Cerberus FIM Investors Commercial Finance LLC, 12.00%,
            11/22/13 .................................................   United States           2,491,256                2,280,496
      c,e Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
            11/22/13 .................................................   United States           4,262,708                3,902,083
      c,e Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 .....   United States          20,307,811               18,589,770
      c,e Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ........   United States          43,072,719               39,428,767
      c,e DecisionOne Corp., 12.00%, 4/15/10 .........................   United States             427,361                  427,361
    c,e,f International Automotive Components Group NA LLC, 9.00%,
            4/01/17 ..................................................   United States           3,472,200                3,472,200
    c,e,j Motor Coach Industries International Inc., FRN, 18.37%,
            12/01/08 .................................................   United States          28,211,213               29,057,549


38 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                               COUNTRY       PRINCIPAL AMOUNT n           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES (CONTINUED)
          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .............   United States        17,141,134         $     17,398,251
        e TVMAX Holdings Inc., PIK,
             11.50%, 6/30/07 ...........................................   United States           217,700                  217,700
             14.00%, 6/30/07                                               United States           655,068                  655,068
      c,e Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 .............   United States         3,649,000                3,649,000
                                                                                                                   ----------------
          TOTAL CORPORATE BONDS & NOTES (COST $146,550,814) ............                                                139,501,213
                                                                                                                   ----------------
          CORPORATE BONDS & NOTES IN REORGANIZATION 0.8%
      j,k Collins & Aikman Products Co.,
             Revolver, FRN, 11.50%, 8/31/09 ............................   United States           585,369                  237,074
             Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ................   United States         1,387,200                  561,816
        k Dana Corp.,
             6.50%, 3/01/09 ............................................   United States         4,782,000                3,694,095
             5.85%, 1/15/15 ............................................   United States        15,800,000               11,850,000
             7.00%, 3/01/29 ............................................   United States         3,435,000                2,610,600
             senior note, 7.00%, 3/15/28 ...............................   United States           986,000                  751,825
      j,k Eurotunnel PLC,
             S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ...  United Kingdom           249,000 GBP              203,317
           b Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
               12/15/12 ................................................  United Kingdom           657,069 GBP            1,292,817
             Tier 2, FRN, 5.959%, 12/31/18 .............................  United Kingdom         6,155,799 GBP           12,414,638
             Tier 3, FRN, 5.895%, 12/31/25 .............................  United Kingdom        24,432,938 GBP           43,385,907
        k Eurotunnel SA,
           j S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ....      France                36,000 EUR               19,952
           j S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ....      France               165,000 EUR               91,445
             Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
               12/15/12 ................................................      France               706,000 EUR              942,828
           j Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 .....................      France             1,420,047 EUR            1,943,812
           j Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 .....................      France               628,134 EUR              859,812
           j Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 .....................      France            27,236,561 EUR           32,826,689
           j Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 .....................      France             5,943,809 EUR            7,163,737
        k Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ......   United States            40,000                      200
                                                                                                                   ----------------
          TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
            (COST $80,345,024) .........................................                                                120,850,564
                                                                                                                   ----------------
          GOVERNMENT AGENCIES (COST $100,000,000) 0.7%
          Federal Home Loan Bank, 5.22% - 5.28%, 11/14/07 - 3/05/08 ....   United States       100,000,000              100,023,800
                                                                                                                   ----------------
          TOTAL LONG TERM INVESTMENTS
            (COST $9,567,316,048) ......................................                                             13,675,154,486
                                                                                                                   ----------------
          SHORT TERM INVESTMENTS 3.9%
        l REPURCHASE AGREEMENT (COST $106,400,000) 0.7%
          Merrill Lynch & Co. Inc., 5.15%, 4/02/07 (Maturity Value
            $106,445,663), Collaterlized by U.S Government Agency
            Securities, 3.25% - 5.45%, 3/14/08 - 6/12/13 ...............   United States       106,400,000              106,400,000
                                                                                                                   ----------------


                                        Quarterly Statements of Investments | 39

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                               COUNTRY       PRINCIPAL AMOUNT n           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
          SHORT TERM INVESTMENTS (CONTINUED)
          U.S. GOVERNMENT AND AGENCY SECURITIES 3.2%
      h,m Federal Home Loan Bank, 4/04/07 - 8/15/07 ....................   United States       358,571,000         $    354,831,956
        m U.S. Treasury Bill, 5/03/07 ..................................   United States       100,000,000               99,572,000
                                                                                                                   ----------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (COST $454,274,377) ........................................                                                454,403,956
                                                                                                                   ----------------

          TOTAL SHORT TERM INVESTMENTS (COST $560,674,377) .............                                                560,803,956
                                                                                                                   ----------------
          TOTAL INVESTMENTS (COST $10,127,990,425) 99.8% ...............                                             14,235,958,442
          SECURITIES SOLD SHORT (0.5)% .................................                                                (65,350,547)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE
            CONTRACTS (0.5)% ...........................................                                                (66,414,248)
          OTHER ASSETS, LESS LIABILITIES 1.2% ..........................                                                176,812,929
                                                                                                                   ----------------
          NET ASSETS 100.0% ............................................                                           $ 14,281,006,576
                                                                                                                   ================

                                                                                                   --------
                                                                                                    SHARES
                                                                                                   --------
          SECURITIES SOLD SHORT 0.5%
          CAPITAL MARKETS 0.1%
          State Street Corp. ...........................................   United States            224,400        $     14,529,900
                                                                                                                   ----------------
          ELECTRIC UTILITIES 0.2%
          Iberdrola SA, Br. ............................................       Spain                613,910              29,014,352
                                                                                                                   ----------------
          FOOD PRODUCTS 0.1%
          Kraft Foods Inc., A ..........................................   United States            424,867              13,451,289
                                                                                                                   ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.1%
          LVMH Moet Hennessy Louis Vuitton .............................      France                 75,332               8,355,006
                                                                                                                   ----------------
          TOTAL SECURITIES SOLD SHORT
            (PROCEEDS $64,640,613) .....................................                                           $     65,350,547
                                                                                                                   ================

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended March 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $123,344,558, representing 0.86% of net assets.

c See Note 6 regarding restricted securities.

d See Note 7 regarding holdings of 5% voting securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $517,807,102, representing 3.63% of net assets.

f See Note 8 regarding other considerations-security board member.

g Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

h Security segregated with broker for securities sold short.

i Rounds to less than 0.1% of net assets.

j The coupon rate shown represents the rate at period end.

k Defaulted security.

l At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

m The security is traded on a discount basis with no stated coupon rate.

n The principal amount is stated in U.S. dollars unless otherwise indicated.

o See Note 8 regarding other considerations-credit committee participation.


40 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL EUROPEAN FUND                                                     COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95%
    COMMON STOCKS AND OTHER EQUITY INTERESTS 91.8%
    AIR FREIGHT & LOGISTICS 0.4%
    Geodis SA ........................................................       France                  53,673          $   11,514,290
                                                                                                                     --------------
    AUTOMOBILES 0.2%
    DaimlerChrysler AG ...............................................       Germany                 65,804               5,424,706
                                                                                                                     --------------
    BEVERAGES 2.8%
    Carlsberg AS, A ..................................................       Denmark                 28,600               2,866,102
    Carlsberg AS, B ..................................................       Denmark                220,105              23,951,477
    Pernod Ricard SA .................................................       France                 219,677              44,539,074
                                                                                                                     --------------
                                                                                                                         71,356,653
                                                                                                                     --------------
    CAPITAL MARKETS 0.5%
    D. Carnegie & Co. AB .............................................       Sweden                 570,058              11,860,727
                                                                                                                     --------------
    CHEMICALS 5.8%
  a Arkema ...........................................................       France                  21,292               1,220,405
    K+S AG ...........................................................       Germany                472,614              51,943,837
    Koninklijke DSM NV ...............................................     Netherlands              610,876              27,361,741
    Linde AG .........................................................       Germany                514,528              55,416,743
  a Sika AG ..........................................................     Switzerland                8,141              13,831,227
                                                                                                                     --------------
                                                                                                                        149,773,953
                                                                                                                     --------------
    COMMERCIAL BANKS 10.3%
  a Aareal Bank AG ...................................................       Germany                527,029              25,583,888
    ABN Amro Holding NV ..............................................     Netherlands              351,780              15,136,458
    Banca Popolare di Verona e Novara SCRL ...........................        Italy                 638,690              19,830,821
  a Banca Popolare Italiana SCRL .....................................        Italy               1,125,470              17,585,203
    BNP Paribas SA ...................................................       France                 500,510              52,262,669
    Danske Bank AS ...................................................       Denmark                464,556              21,611,710
    Intesa Sanpaolo SpA ..............................................        Italy               2,925,735              22,212,276
    Societe Generale, A ..............................................       France                 191,290              33,048,630
    Svenska Handelsbanken AB, A ......................................       Sweden               1,272,140              37,811,957
    Swedbank AB, A ...................................................       Sweden                 481,880              16,876,948
    Unione Di Banche Italiane SCPA ...................................        Italy                 153,175               4,530,950
                                                                                                                     --------------
                                                                                                                        266,491,510
                                                                                                                     --------------
    DISTRIBUTORS 1.0%
    Compania de Distribucion Integral Logista SA .....................        Spain                 322,008              25,608,022
                                                                                                                     --------------
    DIVERSIFIED FINANCIAL SERVICES 5.5%
    Deutsche Boerse AG ...............................................       Germany                170,417              39,030,548
    Fortis ...........................................................       Belgium              1,472,790              67,226,499
a,b Marconi Corp., Contingent Distribution ...........................   United Kingdom          28,582,000                      --
    OMX AB ...........................................................       Sweden               1,310,290              27,262,125
    Oslo Bors Holding ASA ............................................       Norway                  68,000               7,102,792
                                                                                                                     --------------
                                                                                                                        140,621,964
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 41

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL EUROPEAN FUND                                                COUNTRY      SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
a,c,d,e AboveNet Inc. ................................................    United States              83,713          $    2,564,966
a,b,d,e AboveNet Inc., Contingent Distribution .......................    United States          11,722,000                      --
  a,c,e AboveNet Inc., options to purchase (shares), exercise  price
          $20.95, expiration date 9/09/13 ............................    United States                 117                   3,071
a,c,d,e AboveNet Inc., wts., 9/08/08 .................................    United States               2,816                  88,986
a,c,d,e AboveNet Inc., wts., 9/08/10 .................................    United States               3,313                  94,089
        Belgacom .....................................................       Belgium                133,340               5,920,791
        Koninklijke (Royal) KPN NV ...................................     Netherlands            2,209,171              34,399,767
                                                                                                                     --------------
                                                                                                                         43,071,670
                                                                                                                     --------------
        ELECTRIC UTILITIES 1.9%
        E.ON AG ......................................................       Germany                362,720              49,030,401
                                                                                                                     --------------
        ENERGY EQUIPMENT & SERVICES 2.9%
      a Aker Drilling ASA ............................................       Norway               1,209,492               6,326,690
        Bourbon SA ...................................................       France                 339,698              23,748,560
    a,f Compagnie Generale de Geophysique SA, 144A ...................       France                  47,394               9,936,893
        Fugro NV .....................................................     Netherlands              378,195              19,192,299
      a Petroleum Geo-Services ASA ...................................       Norway                 338,313               8,834,436
      a Seadrill Ltd. ................................................       Bermuda                403,920               6,644,186
                                                                                                                     --------------
                                                                                                                         74,683,064
                                                                                                                     --------------
        FOOD & STAPLES RETAILING 2.5%
        Carrefour SA .................................................       France                 771,020              56,373,809
        Metro AG .....................................................       Germany                 96,980               6,871,903
                                                                                                                     --------------
                                                                                                                         63,245,712
                                                                                                                     --------------
        FOOD PRODUCTS 8.4%
        Cadbury Schweppes PLC ........................................   United Kingdom           2,622,412              33,641,418
        CSM NV .......................................................     Netherlands              816,226              29,103,773
        Groupe Danone ................................................       France                 323,470              52,830,908
        Leroy Seafood Group ASA ......................................       Norway                 348,693               7,571,180
      a Marine Harvest ...............................................       Norway               7,424,923               8,720,404
        Nestle SA ....................................................     Switzerland              166,037              64,648,493
      a Premier Foods PLC ............................................   United Kingdom           1,117,244               6,435,328
        Rieber & Son ASA .............................................       Norway               1,548,350              13,689,703
                                                                                                                     --------------
                                                                                                                        216,641,207
                                                                                                                     --------------
        HEALTH CARE PROVIDERS & SERVICES 1.2%
        Rhoen-Klinikum AG ............................................       Germany                519,452              31,098,667
                                                                                                                     --------------
        HOUSEHOLD DURABLES 2.9%
        Hunter Douglas NV ............................................     Netherlands              369,725              32,587,449
        Koninklijke Philips Electronics NV ...........................     Netherlands            1,135,845              43,367,145
                                                                                                                     --------------
                                                                                                                         75,954,594
                                                                                                                     --------------


42 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL EUROPEAN FUND                                                 COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        INDUSTRIAL CONGLOMERATES 5.1%
      a C.I.R. SpA ...................................................        Italy               1,517,527          $    6,059,478
      e Orkla ASA ....................................................       Norway                 911,330              64,235,176
        Siemens AG ...................................................       Germany                571,075              61,018,992
                                                                                                                     --------------
                                                                                                                        131,313,646
                                                                                                                     --------------
        INSURANCE 2.5%
  a,c,d Augsburg Re AG ...............................................     Switzerland               17,909                      --
      a Lancashire Holdings Ltd. .....................................       Bermuda                873,170               5,828,334
  a,c,d Olympus Re Holdings Ltd. .....................................       Bermuda                 16,080                  16,080
        White Mountains Insurance Group Ltd. .........................    United States              57,372              32,501,238
        Zurich Financial Services AG .................................     Switzerland               86,626              24,998,206
                                                                                                                     --------------
                                                                                                                         63,343,858
                                                                                                                     --------------
        MACHINERY 5.7%
        AB SKF, B ....................................................       Sweden               2,060,828              42,877,951
        Aker Yards ASA ...............................................       Norway                 392,385               6,777,166
        Kone OYJ, B ..................................................       Finland                579,380              33,092,560
        Scania AB ....................................................       Sweden                 156,080              12,251,915
        Schindler Holding AG .........................................     Switzerland              502,363              30,585,266
        Schindler Holding AG, Registered .............................     Switzerland              352,315              21,739,788
                                                                                                                     --------------
                                                                                                                        147,324,646
                                                                                                                     --------------
        MARINE 1.3%
        A P Moller - Maersk AS .......................................       Denmark                  3,321              34,650,185
                                                                                                                     --------------
        MEDIA 3.0%
        JC Decaux SA .................................................       France                 619,833              18,285,129
        Mediaset SpA .................................................        Italy               1,635,178              17,786,223
        Sun-Times Media Group Inc., A ................................    United States             215,694               1,069,842
        Virgin Media Inc. ............................................   United Kingdom           1,632,505              41,220,751
                                                                                                                     --------------
                                                                                                                         78,361,945
                                                                                                                     --------------
        METALS & MINING 4.0%
      a African Platinum PLC .........................................   United Kingdom           3,791,605               4,047,144
        Anglo American PLC ...........................................    South Africa            1,021,688              53,813,649
        Arcelor Mittal ...............................................     Netherlands              592,066              31,429,311
c,d,f,g Globe Specialty Metals Inc., 144A ............................    United States           2,830,952              14,140,605
                                                                                                                     --------------
                                                                                                                        103,430,709
                                                                                                                     --------------
        MULTI-UTILITIES & UNREGULATED POWER 3.4%
        RWE AG .......................................................       Germany                456,804              48,315,079
        Suez SA ......................................................       France                 744,791              39,268,035
                                                                                                                     --------------
                                                                                                                         87,583,114
                                                                                                                     --------------
        MULTILINE RETAIL 1.1%
        Jelmoli Holding AG ...........................................     Switzerland                8,844              29,578,230
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 43

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
        MUTUAL EUROPEAN FUND                                                 COUNTRY     SHARES/WARRANTS/CONTRACTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        OIL, GAS & CONSUMABLE FUELS 4.6%
        BP PLC .......................................................   United Kingdom           2,260,780          $   24,554,051
        Eni SpA ......................................................        Italy                 361,200              11,750,400
a,c,d,g Euro Wagon LP ................................................   Jersey Islands          16,127,149              11,455,530
        Ganger Rolf ..................................................       Norway                 470,416              18,493,811
        Norsk Hydro ASA ..............................................       Norway                 441,000              14,617,061
        Royal Dutch Shell PLC, A .....................................   United Kingdom             470,167              15,634,324
        Total SA, B ..................................................       France                 306,368              21,459,347
                                                                                                                     --------------
                                                                                                                        117,964,524
                                                                                                                     --------------
        PAPER & FOREST PRODUCTS 0.4%
      a Ahlstrom OYJ, A ..............................................       Finland                328,855              10,579,590
                                                                                                                     --------------
        PHARMACEUTICALS 2.2%
        Novartis AG ..................................................     Switzerland              331,230              18,994,390
        Sanofi-Aventis ...............................................       France                 426,546              37,082,967
                                                                                                                     --------------
                                                                                                                         56,077,357
                                                                                                                     --------------
        REAL ESTATE 0.2%
      d Canary Wharf Group PLC .......................................   United Kingdom             192,100               1,557,221
        Eurocastle Investment Ltd. ...................................  Guernsey Islands             78,344               4,080,356
      a Patrizia Immobilien AG .......................................       Germany                 32,915                 735,389
                                                                                                                     --------------
                                                                                                                          6,372,966
                                                                                                                     --------------
        TEXTILES, APPAREL & LUXURY GOODS 0.2%
        Christian Dior SA ............................................       France                  38,450               4,672,673
                                                                                                                     --------------
        THRIFTS & MORTGAGE FINANCE 0.8%
        Hypo Real Estate Holding AG ..................................       Germany                314,154              20,045,475
                                                                                                                     --------------
        TOBACCO 8.4%
        Altadis SA ...................................................        Spain               1,086,551              69,751,227
        British American Tobacco PLC .................................   United Kingdom           2,259,606              70,645,156
        Imperial Tobacco Group PLC ...................................   United Kingdom           1,706,404              76,381,650
                                                                                                                     --------------
                                                                                                                        216,778,033
                                                                                                                     --------------
        TRADING COMPANIES & DISTRIBUTORS 0.9%
      a Kloeckner & Co. AG ...........................................       Germany                437,598              24,012,594
                                                                                                                     --------------
        TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $1,522,077,192) ......................................                                                2,368,466,685
                                                                                                                     --------------
        PREFERRED STOCKS 0.6%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
      c PTV Inc., 10.00%, pfd., A ....................................   United Kingdom              46,841                 175,654
                                                                                                                     --------------
        MACHINERY 0.6%
        Jungheinrich AG, pfd. ........................................       Germany                452,549              16,263,234
                                                                                                                     --------------
        TOTAL PREFERRED STOCKS (COST $9,849,000) .....................                                                   16,438,888
                                                                                                                     --------------


44 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL EUROPEAN FUND                                                    COUNTRY       PRINCIPAL AMOUNT n              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (COST $205,953) 0.0%
c,d Augsburg Re AG, zero cpn., 4/27/07 ...............................    Switzerland               205,953          $           --
                                                                                                                     --------------
    CORPORATE BONDS & NOTES IN REORGANIZATION 2.4%
  j Eurotunnel PLC,
       Participating Loan Note, 1.00%, 4/30/40 .......................   United Kingdom             210,000 GBP             132,219
     i S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 .......   United Kingdom             148,000 GBP             120,847
   f,i Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%,
         12/15/12 ....................................................   United Kingdom             380,300 GBP             748,259
     i Tier 2, FRN, 5.959%, 12/31/18 .................................   United Kingdom           7,595,283 GBP          15,317,701
     i Tier 3, FRN, 5.895%, 12/31/25 .................................   United Kingdom          14,544,322 GBP          25,826,554
  j Eurotunnel SA,
     i S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ........       France                  35,000 EUR              19,398
     i S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ........       France                  52,000 EUR              28,819
       Senior Tranche H1 Term Loan (KfW Advance), 8.78%,
         12/15/12 ....................................................       France                 163,300 EUR             218,079
     i Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 .........................       France                 988,713 EUR           1,353,386
     i Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 .........................       France                 437,395 EUR             598,722
     i Tier 3 (LIBOR), FRN, 4.300%, 12/31/25 .........................       France               8,732,014 EUR          10,524,204
     i Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 .........................       France               5,798,977 EUR           6,989,180
                                                                                                                     --------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
      (COST $36,662,447) .............................................                                                   61,877,368
                                                                                                                     --------------
    GOVERNMENT AGENCIES (COST $5,000,000) 0.2%
    Federal Home Loan Bank, 5.22%, 11/14/07 ..........................    United States           5,000,000               5,000,025
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS
      (COST $1,573,794,592) ..........................................                                                2,451,782,966
                                                                                                                     --------------
    SHORT TERM INVESTMENTS 4.3%
    GOVERNMENT AGENCIES (COST $22,390,778) 0.9%
k,l Federal Home Loan Bank, 4/25/07 - 10/24/07 .......................    United States          22,710,000              22,398,686
                                                                                                                     --------------
  m REPURCHASE AGREEMENT (COST $86,400,000) 3.4%
    Merrill Lynch & Co. Inc., 5.15%, 4/02/07 (Maturity Value
      $86,437,080) Collateralized by U.S. Government Agency
      Securities, 4.000% - 5.870%, 4/30/09 - 1/05/27 .................    United States          86,400,000              86,400,000
                                                                                                                     --------------
    TOTAL SHORT TERM INVESTMENTS
      (COST $108,790,778) ............................................                                                  108,798,686
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $1,682,585,370) 99.3% ....................                                                2,560,581,652
    SECURITIES SOLD SHORT (COST $) (0.6)% ............................                                                  (14,272,784)
    NET UNREALIZED LOSS ON FORWARD EXCHANGE
      CONTRACTS (0.7)% ...............................................                                                  (18,481,724)
    OTHER ASSETS, LESS LIABILITIES 2.0% ..............................                                                   52,703,375
                                                                                                                     --------------
    NET ASSETS 100.0% ................................................                                               $2,580,530,519
                                                                                                                     ==============


                                        Quarterly Statements of Investments | 45

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL EUROPEAN FUND                                                    COUNTRY            SHARES                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SECURITIES SOLD SHORT 0.6%
    ELECTRIC UTILITIES 0.4%
    Iberdrola SA, Br. ................................................       Spain             209,845               $    9,917,605
                                                                                                                     --------------
    TEXTILES, APPAREL & LUXURY GOODS 0.2%
    LVMH Moet Hennessy Louis Vuitton .................................       France             39,268                    4,355,179
                                                                                                                     --------------
    TOTAL SECURITIES SOLD SHORT (PROCEEDS $13,458,357) ...............                                               $   14,272,784
                                                                                                                     ==============

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended March 31, 2007.

b Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

c See Note 6 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2007, the aggregate value of these securities was $29,917,477, representing 1.16% of net assets.

e See Note 8 regarding other considerations - security board member.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $24,825,757, representing 0.96% of net assets.

g See Note 7 regarding holdings of 5% voting securities.

h Rounds to less than 0.1% of net assets.

i The coupon rate shown represents the rate at period end.

j Defaulted security.

k A portion of the security is traded on a discount basis with no stated coupon rate.

l Security segregated with broker for securities sold short.

m At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.

n The Principal Amount is stated in U.S. dollars unless otherwise indicated.


46 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                                COUNTRY           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 90.3%
      COMMON STOCKS AND OTHER EQUITY INTERESTS 88.8%
      CAPITAL MARKETS 5.5%
      Acta Holding ASA ......................................................       Norway           4,995,880      $    27,776,347
      D. Carnegie & Co. AB ..................................................       Sweden             524,450           10,911,799
      Legg Mason Inc. .......................................................    United States          71,542            6,739,972
    a Tullett Prebon PLC ....................................................   United Kingdom       1,694,429           16,102,610
                                                                                                                    ---------------
                                                                                                                         61,530,728
                                                                                                                    ---------------
      COMMERCIAL BANKS 30.3%
    a Aareal Bank AG ........................................................       Germany            303,730           14,744,149
      ABN Amro Holding NV ...................................................     Netherlands          275,063           11,835,465
    a Alliance Bank & Trust Co. .............................................    United States         226,100            2,600,150
    a Aspis Bank SA .........................................................       Greece           1,410,170            7,043,211
a,b,c Atlantic Banc Holdings Inc. ...........................................    United States         350,000            3,500,000
      Banca Popolare di Verona e Novara SCRL ................................        Italy             355,643           11,042,434
    a Banca Popolare Italiana SCRL ..........................................        Italy             704,096           11,001,334
      Banque Cantonale Vaudoise .............................................     Switzerland           32,347           15,395,730
      BNP Paribas SA ........................................................       France             250,532           26,160,258
    a Centennial Bank Holdings Inc. .........................................    United States       1,231,071           10,648,764
      Chinatrust Financial Holding Co. Ltd. .................................       Taiwan          18,042,000           14,094,461
      City National Corp. ...................................................    United States          90,253            6,642,621
  a,d Coast Financial Holdings Inc. .........................................    United States         527,780            3,641,682
      Danske Bank AS ........................................................       Denmark            331,464           15,420,109
a,b,c Elephant Capital Holdings Ltd. ........................................        Japan               2,167            2,461,429
      First Community Bancorp ...............................................    United States         373,250           21,103,555
      Intesa Sanpaolo SpA ...................................................        Italy           2,264,959           17,195,643
      Intesa Sanpaolo SpA, di Risp ..........................................        Italy             147,000            1,099,342
      MB Financial Inc. .....................................................    United States         140,870            5,072,729
      Mitsubishi UFJ Financial Group Inc. ...................................        Japan               1,158           13,069,201
a,b,c NCB Warrant Holdings Ltd., A ..........................................        Japan              10,590            1,083,675
      Societe Generale, A ...................................................       France             124,028           21,427,965
    a Southern National Bancorp of Virginia Inc. ............................    United States         264,400            4,137,860
      Sumitomo Mitsui Financial Group Inc. ..................................        Japan               1,489           13,519,708
      Svenska Handelsbanken AB, A ...........................................       Sweden             929,120           27,616,335
      Swedbank AB, A ........................................................       Sweden             344,525           12,066,345
    a Texas Capital Bancshares Inc. .........................................    United States         282,000            5,781,000
      U.S. Bancorp ..........................................................    United States         406,010           14,198,170
      Unione Di Banche Italiane SCPA ........................................        Italy             288,265            8,526,941
      Wachovia Corp. ........................................................    United States         260,196           14,323,790
                                                                                                                    ---------------
                                                                                                                        336,454,056
                                                                                                                    ---------------
      COMMERCIAL SERVICES & SUPPLIES 2.1%
    a Comdisco Holding Co. Inc. .............................................    United States              53                  664
  a,e Comdisco Holding Co. Inc., Contingent Distribution ....................    United States       4,645,036                   --
a,b,c First Chicago Bancorp .................................................    United States         496,868            6,956,152
  a,d Integrated Alarm Services Group Inc. ..................................    United States       1,277,700            4,906,368
      Intrum Justitia AB ....................................................       Sweden             846,790           11,401,965
                                                                                                                    ---------------
                                                                                                                         23,265,149
                                                                                                                    ---------------


                                        Quarterly Statements of Investments | 47

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                                COUNTRY           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      CONSUMER FINANCE 2.5%
      Aiful Corp. ...........................................................        Japan             125,091      $     3,874,430
a,b,c Cerberus FIM Investors Auto Finance LLC ...............................    United States         935,171              856,055
a,b,c Cerberus FIM Investors Commercial Finance LLC .........................    United States         119,496              109,387
a,b,c Cerberus FIM Investors Commercial Mortgage LLC ........................    United States         204,465              187,167
a,b,c Cerberus FIM Investors Insurance LLC ..................................    United States         974,086              891,678
a,b,c Cerberus FIM Investors Rescap LLC .....................................    United States       2,066,031            1,891,245
      SLM Corp. .............................................................    United States         251,170           10,272,853
      Takefuji Corp. ........................................................        Japan             136,746            5,488,638
    a White River Capital Inc. ..............................................    United States         172,799            3,825,727
                                                                                                                    ---------------
                                                                                                                         27,397,180
                                                                                                                    ---------------
      DIVERSIFIED BANKS 0.4%
a,b,c The Bankshares Inc. ...................................................    United States         456,903            4,569,030
                                                                                                                    ---------------
      DIVERSIFIED FINANCIAL SERVICES 14.6%
      Almancora Comm VA .....................................................       Belgium             68,343           10,358,992
      Bolsas Y Mercados Espanoles ...........................................        Spain             219,174           10,739,013
      Citigroup Inc. ........................................................    United States         199,150           10,224,361
      Deutsche Boerse AG ....................................................       Germany            118,798           27,208,266
      Fortis ................................................................       Belgium          1,073,041           48,979,685
      Guinness Peat Group PLC ...............................................     New Zealand        4,886,949            7,960,019
    a Hellenic Exchanges SA Holding .........................................        Greece            472,500           10,840,582
      OMX AB ................................................................        Sweden            774,620           16,116,880
      Oslo Bors Holding ASA .................................................        Norway            182,200           19,031,303
      SNS Reaal Groep NV ....................................................     Netherlands           19,318              446,567
                                                                                                                    ---------------
                                                                                                                        161,905,668
                                                                                                                    ---------------
      INSURANCE 14.1%
      American International Group Inc. .....................................    United States          72,400            4,866,728
    f AmTrust Financial Services Inc., 144A .................................    United States         950,031           10,032,327
a,b,c Augsburg Re AG ........................................................     Switzerland           10,745                   --
    a Berkshire Hathaway Inc., A ............................................    United States             113           12,315,870
    a Berkshire Hathaway Inc., B ............................................    United States             334            1,215,760
    a Conseco Inc. ..........................................................    United States         233,200            4,034,360
    a Employers Holdings Inc. ...............................................    United States         300,000            6,006,000
      Grupo Catalana Occidente SA ...........................................        Spain              23,437            1,014,086
      Hartford Financial Services Group Inc. ................................    United States         155,050           14,819,679
a,b,c Imagine Group Holdings Ltd. ...........................................       Bermuda            551,589            6,050,931
    a Lancashire Holdings Ltd. ..............................................       Bermuda            775,450            5,176,062
      LandAmerica Financial Group Inc. ......................................    United States         193,010           14,265,369
      Montpelier Re Holdings Ltd. ...........................................       Bermuda            159,475            2,765,296
      Old Republic International Corp. ......................................    United States         320,775            7,095,543
a,b,c Olympus Re Holdings Ltd. ..............................................       Bermuda              7,480                7,480
      Prudential Financial Inc. .............................................    United States          71,050            6,412,973
  b,c Symetra Financial .....................................................    United States         117,300           16,908,795
      The Travelers Cos. Inc. ...............................................    United States         209,173           10,828,886


48 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                                COUNTRY           SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      INSURANCE (CONTINUED)
      White Mountains Insurance Group Ltd. ..................................    United States          38,048      $    21,554,192
      Zurich Financial Services AG ..........................................     Switzerland           38,658           11,155,781
                                                                                                                    ---------------
                                                                                                                        156,526,118
                                                                                                                    ---------------
      MULTILINE RETAIL 0.3%
      Jelmoli Holding AG ....................................................     Switzerland            1,039            3,474,874
                                                                                                                    ---------------
      REAL ESTATE 12.0%
    a CA IMMO International AG ..............................................       Austria             23,837              527,793
    a DIC Asset AG ..........................................................       Germany            323,823           13,751,891
                                                                                Virgin Islands
    a Dolphin Capital Investors Ltd. ........................................      (British)         4,606,000           12,053,172
      Eurocastle Investment Ltd. ............................................  Guernsey Islands        613,367           31,945,716
    a Francono Rhein-Main AG ................................................       Germany          1,377,430            5,702,415
      Franconofurt AG .......................................................       Germany            328,991            5,522,642
    a Franconofurt AG, rts., 4/04/07 ........................................       Germany            328,991              229,927
      iStar Financial Inc. ..................................................    United States          12,897              603,967
      JER Investors Trust Inc. ..............................................    United States         100,480            1,911,130
      Link REIT .............................................................      Hong Kong         2,740,341            6,593,892
    a Northern European Properties Ltd. .....................................        Sweden          5,820,000            9,773,691
    a Patrizia Immobilien AG ................................................       Germany            790,930           17,671,019
  a,f Star Asia Finance Ltd., 144A ..........................................        Japan             800,000            8,000,000
    a Vivacon AG ............................................................       Germany            447,688           16,202,139
    a Zueblin Immobilien Holding AG .........................................     Switzerland          251,355            2,595,339
                                                                                                                    ---------------
                                                                                                                        133,084,733
                                                                                                                    ---------------
      THRIFTS & MORTGAGE FINANCE 7.0%
    a Franklin Bank Corp. ...................................................    United States         310,100            5,541,487
      Hudson City Bancorp Inc. ..............................................    United States       1,509,790           20,653,927
      Hypo Real Estate Holding AG ...........................................       Germany            258,966           16,524,050
    a Interhyp AG ...........................................................       Germany            180,990           22,079,577
      Washington Mutual Inc. ................................................    United States         288,310           11,641,958
      Westfield Financial Inc. ..............................................    United States         160,000            1,715,200
                                                                                                                    ---------------
                                                                                                                         78,156,199
                                                                                                                    ---------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $803,601,133) ................................................                                           986,363,735
                                                                                                                    ---------------

                                                                                                 ----------------
                                                                                                 PRINCIPAL AMOUNT
                                                                                                 ----------------
      CORPORATE BONDS & NOTES 1.1%
  b,c Augsburg Re AG, zero cpn., 4/27/07 ....................................     Switzerland          123,572                   --
  b,c Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 .............    United States       2,790,322            2,554,261
  b,c Cerberus FIM Investors Commercial Finance LLC, 12.00%,
         11/22/13 ...........................................................    United States         358,487              328,159
  b,c Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
         11/22/13 ...........................................................    United States         613,397              561,504


                                        Quarterly Statements of Investments | 49

Franklin Mutual Series Fund Inc.

-----------------------------------------------------------------------------------------------------------------------------------
      MUTUAL FINANCIAL SERVICES FUND                                                COUNTRY      PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      CORPORATE BONDS & NOTES (CONTINUED)
  b,c Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ................    United States       2,922,260      $     2,675,037
  b,c Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ...................    United States       6,198,092            5,673,733
                                                                                                                    ---------------
      TOTAL CORPORATE BONDS & NOTES (COST $13,006,130) ......................                                            11,792,694
                                                                                                                    ---------------
      GOVERNMENT AGENCIES (COST $5,000,000) 0.4%
      Federal Home Loan Bank, 5.22%, 11/14/07 ...............................    United States       5,000,000            5,000,025
                                                                                                                    ---------------
      TOTAL LONG TERM INVESTMENTS (COST $821,607,263) .......................                                         1,003,156,454
                                                                                                                    ---------------
      SHORT TERM INVESTMENTS 8.2%
      GOVERNMENT AGENCIES (COST $22,750,604) 2.0%
    g Federal Home Loan Bank, 4/04/07 - 8/10/07 .............................    United States      23,000,000           22,757,253
                                                                                                                    ---------------
    h REPURCHASE AGREEMENT (COST $68,900,000) 6.2%
      Merrill Lynch & Co. Inc., 5.15%, 4/02/07 (Maturity Value
         $68,929,570) Collateralized by U.S. Government Agency
         Securities, 4.000% - 5.625%, 6/12/13 - 11/23/35 ....................    United States      68,900,000           68,900,000
                                                                                                                    ---------------
      TOTAL SHORT TERM INVESTMENTS (COST $91,650,604) .......................                                            91,657,253
                                                                                                                    ---------------
      TOTAL INVESTMENTS (COST $913,257,867) 98.5% ...........................                                         1,094,813,707
      NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS
         (0.6)% .............................................................                                            (6,843,598)
      OTHER ASSETS, LESS LIABILITIES 2.1% ...................................                                            23,331,186
                                                                                                                    ---------------
      NET ASSETS 100.0% .....................................................                                       $ 1,111,301,295
                                                                                                                    ===============

See Currency and Selected Portfolio Abbreviations on page 51.

a Non-income producing for the twelve months ended March 31, 2007.

b See Note 6 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31,2007, the aggregate value of these securities was $57,265,718, representing 5.15% of net assets.

d See Note 7 regarding holdings of 5% voting securities.

e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At March 31, 2007, the aggregate value of these securities was $18,032,327, representing 1.62% of net assets.

g The security is traded on a discount basis with no stated coupon rate.

h At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NOK - Norwegian Krone

SELECTED PORTFOLIO ABBREVIATIONS
ADR   - American Depository Receipt
FRN   - Floating Rate Note
LIBOR - London InterBank Offered Rate
PIBOR - Paris InterBank Offered Rate
PIK   - Payment In Kind
REIT  - Real Estate Investment Trust


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 51

Franklin Mutual Series Fund Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Mutual Series, Inc. is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of six funds (the Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Short term investments are valued at cost.

Corporate debt securities and Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to


52 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

2. SECURITY VALUATION (CONTINUED)

assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Directors.

3. INCOME TAXES

At March 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 -------------------------------------------------------
                                                   MUTUAL SHARES    MUTUAL QUALIFIED    MUTUAL BEACON
                                                        FUND              FUND               FUND
                                                 -------------------------------------------------------
Cost of investments ..........................   $ 17,754,859,458   $  3,911,627,118   $  5,407,615,694
                                                 =======================================================

Unrealized appreciation ......................   $  5,893,038,696   $  2,217,927,268   $  2,221,956,330
Unrealized depreciation ......................       (394,631,100)       (99,505,346)      (107,437,590)
                                                 -------------------------------------------------------
Net unrealized appreciation (depreciation) ...   $  5,498,407,596   $  2,118,421,922   $  2,114,518,740
                                                 =======================================================

                                                 -------------------------------------------------------
                                                 MUTUAL DISCOVERY    MUTUAL EUROPEAN   MUTUAL FINANCIAL
                                                       FUND                FUND          SERVICES FUND
                                                 -------------------------------------------------------
Cost of investments ..........................   $ 10,152,907,847   $  1,684,558,627   $    924,383,377
                                                 =======================================================

Unrealized appreciation ......................   $  4,238,993,007   $    885,041,658   $    197,735,098
Unrealized depreciation ......................       (155,942,413)        (9,018,633)       (27,304,768)
                                                 -------------------------------------------------------
Net unrealized appreciation (depreciation) ...   $  4,083,050,594   $    876,023,025   $    170,430,330
                                                 =======================================================

4. SYNTHETIC EQUITY SWAPS

At March 31, 2007, the Funds had the following synthetic equity swaps outstanding:

MUTUAL SHARES FUND

----------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF      NOTIONAL      UNREALIZED   UNREALIZED
   CONTRACTS TO BUY                                        CONTRACTS        VALUE          GAIN         LOSS
----------------------------------------------------------------------------------------------------------------
Scottish Power PLC (7.41 - 7.70 GBP) ...................   8,003,531   $ 125,978,778   $ 8,085,724   $       --
                                                                                       -------------------------
Net unrealized gain (loss) on synthetic equity swaps ...............................   $ 8,085,724   $       --
                                                                                       =========================

MUTUAL BEACON FUND

----------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF      NOTIONAL      UNREALIZED   UNREALIZED
   CONTRACTS TO BUY                                        CONTRACTS        VALUE          GAIN         LOSS
----------------------------------------------------------------------------------------------------------------
Scottish Power PLC (7.41 - 7.70 GBP) ...................   2,452,280   $  38,599,868   $ 2,421,105   $       --
                                                                                       -------------------------
Net unrealized gain (loss) on synthetic equity swaps ...............................   $ 2,421,105   $       --
                                                                                       =========================

MUTUAL DISCOVERY FUND

----------------------------------------------------------------------------------------------------------------
                                                           NUMBER OF      NOTIONAL      UNREALIZED   UNREALIZED
   CONTRACTS TO BUY                                        CONTRACTS        VALUE          GAIN         LOSS
----------------------------------------------------------------------------------------------------------------
Scottish Power PLC (7.46 - 7.58 GBP) ...................   3,729,708   $  58,707,095   $ 3,568,680   $       --
                                                                                       -------------------------
Net unrealized gain (loss) on synthetic equity swaps ...............................   $ 3,568,680   $       --
                                                                                       =========================


                                        Quarterly Statements of Investments | 53

Franklin Mutual Series Fund Inc.

4. SYNTHETIC EQUITY SWAPS (CONTINUED)

MUTUAL EUROPEAN

------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF     NOTIONAL      UNREALIZED    UNREALIZED
   CONTRACTS TO BUY                                          CONTRACTS      VALUE           GAIN          LOSS
------------------------------------------------------------------------------------------------------------------
Scottish Power PLC (7.47 - 7.70 GBP) .....................   1,274,876   $ 20,067,058   $ 1,051,419   $        --
                                                                                        --------------------------

   CONTRACTS TO SELL
Fred Olsen Energy ASA (228.03 - 282.66 NOK)                    169,512      8,490,518            --    (1,562,713)
Total contracts to sell unrealized gain (loss) on
   synthetic equity swaps ...........................................................     1,051,419    (1,562,713)
                                                                                        --------------------------
   Net unrealized gain (loss) on synthetic equity swaps .............................   $        --   $  (511,294)
                                                                                        ==========================

5. FORWARD EXCHANGE CONTRACTS

At March 31, 2007, the Fund had the following forward exchange contracts outstanding:

MUTUAL SHARES FUND

------------------------------------------------------------------------------------------------------
                                                  CONTRACT    SETTLEMENT   UNREALIZED     UNREALIZED
                                                   AMOUNT        DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
    219,525,011    British Pound ............   430,107,956     4/10/07    $       --   $  (1,808,723)
    156,462,660    Euro .....................   207,949,059     4/13/07            --      (1,116,331)
    387,939,167    Euro .....................   495,418,865     4/18/07            --     (23,049,394)
    809,918,152    Danish Krone .............   141,398,609     4/23/07            --      (3,922,502)
    326,769,660    Euro .....................   428,596,500     4/24/07            --      (8,225,828)
  1,075,000,000    Norwegian Krone ..........   172,248,037     5/07/07            --      (4,775,854)
     30,798,022    Swiss Franc ..............    25,315,350     5/07/07            --        (107,134)
    193,657,500    British Pound ............   379,393,276     5/08/07            --      (1,594,665)
     42,082,469    Australian Dollar ........    32,908,491     5/14/07            --      (1,096,303)
  1,048,702,399    Swedish Krona ............   149,657,438     5/15/07            --        (953,347)
    330,668,240    Euro .....................   436,516,149     5/24/07            --      (6,070,367)
    174,293,705    Euro .....................   230,722,289     6/06/07            --      (2,677,146)
  2,400,298,250    Taiwan Dollar ............    75,400,000     6/06/07     2,861,473
     80,000,000    Swiss Franc ..............    65,929,085     6/07/07            --        (285,069)
    974,355,956    Norwegian Krone ..........   159,816,051     6/07/07            --        (767,872)
    100,006,365    Euro .....................   132,862,705     6/19/07            --      (1,118,186)
 23,782,035,517    Japanese Yen .............   204,424,540     6/19/07       466,694              --
    130,000,000    Canadian Dollar ..........   112,509,603     6/26/07            --        (386,344)
    158,126,251    Euro .....................   208,267,333     7/13/07            --      (3,742,822)
     70,839,087    Singapore Dollar .........    46,451,860     7/24/07            --        (581,986)
  1,650,000,000    Swedish Krona ............   236,498,844     8/15/07            --      (1,535,277)
    265,527,474    Euro .....................   351,636,007     8/27/07            --      (4,868,939)
     80,000,000    Swiss Franc ..............    66,390,041     9/07/07            --        (295,293)
    125,500,000    Euro .....................   165,562,125     9/13/07            --      (3,026,393)


54 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL SHARES FUND (CONTINUED)

                                                  CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT        DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
 22,465,669,337    Japanese Yen .............   195,306,094      9/19/07   $  381,515   $          --
 16,868,250,000    Korean Won ...............    18,000,000      9/27/07        2,081              --
                                                                           ---------------------------
Unrealized gain (loss) on forward exchange contracts ...................    3,711,763     (72,005,775)
                                                                           ---------------------------
   Net unrealized gain (loss) on forward exchange contracts ............                $ (68,294,012)
                                                                                        ==============

MUTUAL QUALIFIED FUND

                                                  CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT        DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
    320,900,000    Taiwan Dollar ............    10,000,000     6/06/07    $       --   $    (302,200)

CONTRACTS TO SELL
     65,503,272    British Pound ............   128,368,820     4/10/07            --        (509,232)
     74,372,385    Euro .....................    98,845,790     4/13/07            --        (530,583)
     88,755,756    Euro .....................   113,021,615     4/18/07            --      (5,597,607)
     90,281,614    Euro .....................   118,992,070     4/24/07            --      (1,695,465)
     10,841,441    Swiss Franc ..............     8,911,445     5/07/07            --         (37,713)
     60,836,353    British Pound ............   119,233,727     5/08/07            --        (451,372)
      8,343,048    Australian Dollar ........     6,524,263     5/14/07            --        (217,347)
    303,010,752    Swedish Krona ............    43,223,337     5/15/07            --        (293,954)
     53,675,000    Euro .....................    71,940,894     5/24/07        99,004              --
     57,020,000    Euro .....................    76,412,493     6/06/07        56,116              --
    522,851,000    Taiwan Dollar ............    16,450,000     6/06/07       649,114              --
     50,000,000    Swiss Franc ..............    41,205,678     6/07/07            --        (178,168)
  1,057,097,185    Norwegian Krone ..........   171,288,304     6/07/07            --      (2,932,227)
     82,810,217    Euro .....................   110,016,184     6/19/07            --        (926,622)
  5,500,000,000    Japanese Yen .............    47,276,650     6/19/07       107,931              --
     43,011,871    Canadian Dollar ..........    37,225,212     6/26/07            --        (127,603)
     79,500,000    Euro .....................   104,673,476     7/13/07            --      (1,917,347)
     23,834,250    Singapore Dollar .........    15,629,016     7/24/07            --        (195,813)
    180,000,000    Swedish Krona ............    25,804,356     8/15/07            --        (163,003)
    125,051,510    Euro .....................   165,703,382     8/27/07            --      (2,194,430)
     50,000,000    Swiss Franc ..............    41,493,776     9/07/07            --        (184,558)
     92,100,000    Euro .....................   121,999,526     9/13/07            --      (1,721,609)
  5,662,263,461    Japanese Yen .............    49,225,088     9/19/07        96,157              --
 34,579,912,500    Korean Won ...............    36,900,000     9/27/07         4,265              --
                                                                           ---------------------------
Unrealized gain (loss) on forward exchange contracts ...................    1,012,587     (20,176,853)
                                                                           ---------------------------
   Net unrealized gain (loss) on forward exchange contracts ............                $ (19,164,266)
                                                                                        ==============


                                        Quarterly Statements of Investments | 55

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND

                                                  CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT        DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
     33,182,558    Swedish Krona ............     4,757,629     5/15/07    $    7,928   $          --
    104,768,000    Taiwan Dollar ............     3,200,000     6/06/07            --         (33,845)

CONTRACTS TO SELL
     66,393,837    British Pound ............   130,187,991     4/10/07            --        (442,252)
     71,813,957    Euro .....................    95,445,413     4/13/07            --        (512,388)
     65,761,686    Euro .....................    83,807,153     4/18/07            --      (4,081,232)
    706,961,196    Danish Krone .............   123,455,428     4/23/07            --      (3,392,435)
     69,270,111    Euro .....................    91,296,938     4/24/07            --      (1,302,634)
    612,500,000    Norwegian Krone ..........    98,141,324     5/07/07            --      (2,721,126)
     37,000,448    Swiss Franc ..............    30,413,619     5/07/07            --        (128,710)
     60,857,500    British Pound ............   119,320,646     5/08/07            --        (406,055)
    295,675,761    Swedish Krona ............    42,200,288     5/15/07            --        (263,579)
     51,569,281    Euro .....................    68,978,417     5/24/07            --         (45,050)
     67,818,808    Euro .....................    90,483,699     6/06/07            --        (333,530)
    938,455,750    Taiwan Dollar ............    29,525,000     6/06/07     1,164,275              --
    574,813,709    Norwegian Krone ..........    94,234,617     6/07/07            --        (500,618)
     81,554,952    Euro .....................   108,346,771     6/19/07            --        (914,326)
  7,400,000,000    Japanese Yen .............    63,608,584     6/19/07       145,216              --
     34,195,221    Canadian Dollar ..........    29,594,714     6/26/07            --        (101,454)
     66,000,000    Euro .....................    86,898,735     7/13/07            --      (1,591,760)
    519,685,436    Swedish Krona ............    74,487,077     8/15/07            --        (484,357)
     66,433,115    Euro .....................    87,920,863     8/27/07            --      (1,274,177)
     67,200,000    Euro .....................    88,660,935     9/13/07            --      (1,611,164)
  7,843,074,259    Japanese Yen .............    68,184,044     9/19/07       133,192              --
 13,072,893,750    Korean Won ...............    13,950,000     9/27/07         1,612              --
                                                                           ---------------------------
Unrealized gain (loss) on forward exchange contracts ..................     1,452,223     (20,140,692)
                                                                           ---------------------------
   Net unrealized gain (loss) on forward exchange contracts ...........                 $ (18,688,469)
                                                                                        ==============


56 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL DISCOVERY FUND

                                                  CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT        DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
    102,246,760    Danish Krone .............    17,800,000     4/23/07    $  545,820   $          --
    428,894,000    Taiwan Dollar ............    13,100,000     6/06/07            --        (138,553)

CONTRACTS TO SELL
    139,538,656    British Pound ............   273,227,627     4/10/07            --      (1,315,454)
     98,130,422    Euro .....................   130,421,784     4/13/07            --        (700,075)
    289,256,557    Euro .....................   368,804,746     4/18/07            --     (17,777,368)
  1,266,416,483    Danish Krone .............   221,131,510     4/23/07            --      (6,097,687)
    253,945,717    Euro .....................   331,993,321     4/24/07            --      (7,478,708)
    102,626,204    Swiss Franc ..............    84,579,047     5/07/07            --        (134,610)
  1,541,975,896    Norwegian Krone ..........   247,071,927     5/07/07            --      (6,850,466)
    154,499,703    British Pound ............   302,787,365     5/08/07            --      (1,164,322)
     33,565,253    New Zealand Dollar .......    22,690,111     5/08/07            --      (1,224,654)
     26,499,159    Australian Dollar ........    20,722,342     5/14/07            --        (690,337)
    561,291,464    Swedish Krona ............    80,090,631     5/15/07            --        (519,987)
    250,386,205    Euro .....................   328,562,628     5/24/07            --      (6,569,522)
    114,073,577    Euro .....................   152,272,205     6/06/07            --        (485,513)
  1,602,099,750    Taiwan Dollar ............    50,325,000     6/06/07     1,908,535              --
    120,000,000    Swiss Franc ..............    98,893,628     6/07/07            --        (427,603)
  1,378,286,706    Norwegian Krone ..........   226,082,709     6/07/07            --      (1,073,171)
    237,587,450    Euro .....................   316,047,516     6/19/07            --      (2,254,006)
 18,000,000,000    Japanese Yen .............   154,723,582     6/19/07       353,229              --
    207,984,085    Canadian Dollar ..........   180,002,799     6/26/07            --        (616,897)
    174,608,963    Euro .....................   229,942,966     7/13/07            --      (4,166,633)
     67,346,603    Singapore Dollar .........    44,161,707     7/24/07            --        (553,293)
    795,000,000    Swedish Krona ............   113,948,696     8/15/07            --        (740,471)
    285,403,242    Euro .....................   377,977,910     8/27/07            --      (5,212,822)
    154,263,728    Swiss Franc ..............   128,019,692     9/07/07            --        (569,413)
    152,693,761    Euro .....................   202,362,021     9/13/07            --      (2,756,823)
 16,985,042,485    Japanese Yen .............   147,660,070     9/19/07       288,442              --
 65,786,175,000    Korean Won ...............    70,200,000     9/27/07         8,114              --
                                                                           ---------------------------
Unrealized gain (loss) on forward exchange contracts ...................    3,104,140     (69,518,388)
                                                                           ---------------------------
   Net unrealized gain (loss) on forward exchange contracts ............                $ (66,414,248)
                                                                                        ==============


                                        Quarterly Statements of Investments | 57

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL EUROPEAN FUND

                                                  CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT        DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
     43,173,940    British Pound ............    84,690,175     4/10/07    $       --   $    (254,793)
    102,477,981    Euro .....................   136,199,953     4/13/07            --        (731,115)
     94,807,657    Euro .....................   120,860,062     4/18/07            --      (5,847,332)
    207,401,187    Danish Krone .............    36,197,565     4/23/07            --      (1,015,790)
      5,904,578    Euro .....................     7,782,293     4/24/07            --        (110,886)
     19,091,678    Swiss Franc ..............    15,692,972     5/07/07            --         (66,412)
     37,321,963    British Pound ............    73,226,856     5/08/07            --        (197,710)
    306,392,102    Swiss Franc ..............    43,724,381     5/15/07            --        (278,527)
    105,611,402    Euro .....................   138,308,260     5/24/07            --      (3,048,474)
     30,791,866    Euro .....................    41,333,243     6/06/07        99,372              --
    736,090,883    Norwegian Krone ..........   119,449,618     6/07/07            --      (1,865,760)
     50,000,000    Swiss Franc ..............    41,205,678     6/07/07            --        (178,168)
     25,195,923    Euro .....................    33,473,805     6/19/07            --        (281,769)
     45,000,000    Euro .....................    59,249,138     7/13/07            --      (1,085,291)
    500,000,000    Swiss Franc ..............    71,665,071     8/15/07            --        (466,480)
    124,896,120    Euro .....................   165,368,884     8/27/07            --      (2,320,296)
     50,000,000    Swiss Franc ..............    41,493,776     9/07/07            --        (184,558)
     26,500,000    Euro .....................    34,950,638     9/13/07            --        (647,735)
                                                                           ---------------------------
Unrealized gain (loss) on forward exchange contracts ...................       99,372     (18,581,096)
                                                                           ---------------------------
   Net unrealized gain (loss) on forward exchange contracts ............                $ (18,481,724)
                                                                                        ==============


58 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL FINANCIAL SERVICES

                                                  CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
                                                   AMOUNT        DATE         GAIN          LOSS
------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY
     81,850,000    Taiwan Dollar ............     2,500,000     6/06/07    $       --   $     (26,441)

CONTRACTS TO SELL
     10,263,010    British Pound ............    20,068,838     4/10/07            --        (123,692)
     43,068,366    Euro .....................    57,240,617     4/13/07            --        (307,329)
     36,282,523    Euro .....................    46,672,822     4/18/07            --      (1,817,607)
     72,943,835    Danish Krone .............    12,733,652     4/23/07            --        (354,435)
     26,575,912    Euro .....................    35,027,317     4/24/07            --        (499,089)
     22,223,572    Swiss Franc ..............    18,267,581     5/07/07            --         (77,052)
      5,659,477    New Zealand Dollar .......     3,828,419     5/08/07            --        (203,878)
    250,890,203    Swedish Krona ............    35,790,245     5/15/07            --        (241,684)
     11,913,701    Euro .....................    15,817,585     6/06/07            --        (136,239)
    264,607,625    Taiwan Dollar ............     8,312,500     6/06/07       315,891              --
    250,938,749    Norwegian Krone ..........    39,911,614     6/07/07            --      (1,445,683)
     25,218,016    Euro .....................    33,503,151     6/19/07            --        (282,021)
  1,500,000,000    Japanese Yen .............    12,893,632     6/19/07        29,436              --
     19,800,000    Euro .....................    26,069,621     7/13/07            --        (477,528)
    151,250,000    Swedish Krona ............    21,682,782     8/15/07            --        (137,012)
     41,240,018    Euro .....................    54,529,614     8/27/07            --        (840,440)
      9,900,000    Euro .....................    13,055,081     9/13/07            --        (243,934)
  1,480,303,643    Japanese Yen .............    12,869,072     9/19/07        25,139              --
                                                                           ---------------------------
Unrealized gain (loss) on forward exchange contracts ...................      370,466      (7,214,064)
                                                                           ---------------------------
   Net unrealized gain (loss) on forward exchange contracts ............                $  (6,843,598)
                                                                                        ==============


                                        Quarterly Statements of Investments | 59

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES

At March 31, 2007, the following Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Directors as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
    763,805  AboveNet Inc. ...................................................   10/02/01 - 11/25/03   $ 38,348,164   $  23,402,985
      1,065  AboveNet Inc., options to purchase
                (shares), exercise price $20.95,
                expiration date 9/09/13 ......................................    4/17/06 - 9/08/06              --          27,956
     25,659  AboveNet Inc., wts., 9/08/08 ....................................   10/02/01 - 10/02/03      3,196,155         810,824
     30,186  AboveNet Inc., wts., 9/08/10 ....................................   10/02/01 - 10/02/03      3,430,956         857,283
    123,013  Anchor Resources
                LLC ..........................................................         6/29/04                   --              --
 11,573,733  Cerberus FIM Investors Auto Finance
                LLC ..........................................................        11/20/06           11,573,733      10,594,595
 34,533,170  Cerberus FIM Investors Auto Finance
                LLC, 12.00%, 11/22/13 ........................................        11/21/06           34,533,170      31,611,664
  1,478,887  Cerberus FIM Investors Commercial
                Finance LLC ..................................................        11/20/06            1,478,887       1,353,773
  4,436,661  Cerberus FIM Investors Commercial
                Finance LLC, 12.00%,
                11/22/13 .....................................................        11/20/06            4,436,661       4,061,320
  2,530,476  Cerberus FIM Investors Commercial
                Mortgage LLC .................................................        11/20/06            2,530,476       2,316,398
  7,591,429  Cerberus FIM Investors Commercial
                Mortgage LLC, 12.00%,
                11/22/13 .....................................................        11/20/06            7,591,429       6,949,194
 12,055,348  Cerberus FIM Investors Insurance
                LLC ..........................................................        11/20/06           12,055,348      11,035,465
 36,166,045  Cerberus FIM Investors Insurance
                LLC, 12.00%, 11/22/13 ........................................        11/20/06           36,166,045      33,106,398
 25,569,306  Cerberus FIM Investors Rescap
                LLC ..........................................................        11/20/06           25,569,306      23,406,143
 76,707,917  Cerberus FIM Investors Rescap LLC,
                12.00%, 11/22/13 .............................................        11/20/06           76,707,917      70,218,427
  1,879,100  DecisionOne Corp. ...............................................    3/12/99 - 7/18/00       1,313,384       1,339,799
  2,231,423  DecisionOne Corp., 12.00%,
                4/15/10 ......................................................    3/12/99 - 1/18/07       5,244,918       2,231,423
     26,671  Elephant Capital Holdings Ltd. ..................................    8/29/03 - 3/22/07         950,326      30,294,742
     16,598  Esmark Inc. .....................................................         7/28/06           17,587,881      13,789,452
     61,740  Esmark Inc., 8.00%, cvt. pfd., A ................................    11/08/04 - 1/11/07     61,739,941      60,268,061
  4,423,071  Florida East Coast Industries Inc. ..............................    10/03/75 - 7/15/08    108,943,491     263,418,205
  6,069,096  International Automotive
                Components Group Brazil LLC ..................................    4/13/06 - 8/21/06       3,632,064      34,897,302
  1,104,272  International Automotive
                Components Group Japan LLC ...................................    9/26/06 - 3/27/07       9,595,797       9,370,546
 25,796,752  International Automotive
                Components Group LLC .........................................    1/12/06 - 10/16/06     25,809,409      25,796,752


60 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND (CONTINUED)
  9,502,067  International Automotive Components
                Group NA LLC .................................................         3/30/07         $  9,644,598   $   9,502,067
  5,851,000  International Automotive Components
                Group NA LLC, 9.00%, 4/01/17 .................................         3/30/07            5,938,765       5,851,000
  2,860,528  Kindred Healthcare Inc. .........................................    4/28/99 - 3/29/06      34,247,209      89,079,703
             Kindred Healthcare Inc., options to
                purchase (shares): ...........................................                                                   --
      7,640  exercise price $23.75, expiration
                date 7/17/11 .................................................    7/17/02 - 7/17/05              --          56,467
      2,292  exercise price $26.00, expiration
                date 1/01/12 .................................................    1/01/03 - 1/01/06              --          11,783
      2,282  exercise price $9.07, expiration
                date 1/01/13 .................................................    1/01/04 - 1/03/07              --          50,355
      1,704  exercise price $25.99, expiration
                date 1/01/14 .................................................    1/01/05 - 1/03/07              --           8,777
        946  exercise price $27.90, expiration
                date 1/10/15 .................................................     1/6/06 - 1/09/07              --           3,066
        473  exercise price $28.89, expiration
                date 1/10/16 .................................................         1/09/07                   --           1,065
 62,617,861  Motor Coach Industries International
                Inc., FRN, 18.37%, 12/01/08 ..................................    5/27/04 - 2/28/07      62,617,861      64,496,397
         12  Motor Coach Industries International
                Inc., wts., 5/27/09 ..........................................         3/30/07                   --              --
    124,040  NCB Warrant Holdings Ltd., A ....................................        12/16/05                   --      12,693,013
    202,380  Olympus Re Holdings Ltd. ........................................        12/19/01           20,238,000         202,380
  1,021,874  Owens Corning Inc., (restricted) ................................   10/20/06 - 12/20/06     28,825,468      30,929,060
    911,589  Owens Corning Inc., options to
                purchase (shares), exercise price
                $37.50, expiration date
                1/02/08 ......................................................        12/20/06               95,400              --
    911,589  Owens Corning Inc., options to sell
                (shares), exercise price $25.00,
                expiration date 4/06/07 ......................................        12/20/06               45,447              --
    199,566  PTV Inc., 10.00%, pfd., A .......................................   12/07/01 - 3/06/02         598,698         748,372
  7,906,000  Wheeling-Pittsburgh Corp., cvt.,
                6.00%, 11/15/08 ..............................................         3/16/07            7,906,000       7,906,000
                                                                                                                      -------------
             TOTAL RESTRICTED SECURITIES (3.76% of Net Assets) ...............                                        $ 882,698,212
                                                                                                                      =============


                                        Quarterly Statements of Investments | 61

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND
    365,293  AboveNet Inc. ...................................................   10/02/01 - 11/25/03   $ 16,953,496   $  11,192,578
        510  AboveNet Inc., options to purchase
                (shares), exercise price $20.95,
                expiration date 9/09/13 ......................................    4/17/06 - 9/08/06              --          13,387
     11,991  AboveNet Inc., wts., 9/08/08 ....................................   10/02/01 - 10/02/03      1,490,986         378,916
     14,107  AboveNet Inc., wts., 9/08/10 ....................................   10/02/01 - 10/02/03      1,600,719         400,639
     58,923  Anchor Resources LLC ............................................         6/29/04                   --              --
  3,462,696  Cerberus FIM Investors Auto Finance
                LLC ..........................................................        11/20/06            3,462,696       3,169,752
 10,331,832  Cerberus FIM Investors Auto Finance
                LLC, 12.00%, 11/22/13 ........................................        11/20/06           10,331,832       9,457,759
    442,462  Cerberus FIM Investors Commercial
                Finance LLC ..................................................        11/20/06              442,462         405,030
  1,327,385  Cerberus FIM Investors Commercial
                Finance LLC, 12.00%, 11/22/13 ................................        11/20/06            1,327,385       1,215,088
    757,082  Cerberus FIM Investors Commercial
                Mortgage LLC .................................................        11/20/06              757,082         693,033
  2,271,248  Cerberus FIM Investors Commercial
                Mortgage LLC, 12.00%,
                   11/22/13 ..................................................        11/20/06            2,271,248       2,079,100
  3,606,788  Cerberus FIM Investors Insurance
                LLC ..........................................................        11/20/06            3,606,788       3,301,654
 10,820,365  Cerberus FIM Investors Insurance
                LLC, 12.00%, 11/22/13 ........................................        11/20/06           10,820,365       9,904,962
  7,649,972  Cerberus FIM Investors Rescap
                LLC ..........................................................        11/20/06            7,649,972       7,002,784
 22,949,915  Cerberus FIM Investors Rescap LLC,
                12.00%, 11/22/13 .............................................        11/20/06           22,949,915      21,008,352
  1,008,199  DecisionOne Corp. ...............................................    3/12/99 - 7/18/00         700,978         718,846
  1,197,232  DecisionOne Corp., 12.00%,
                4/15/10 ......................................................    3/12/99 - 1/18/07       4,663,433       1,197,232
     11,496  Elephant Capital Holdings Ltd ...................................    8/29/03 - 3/22/07         409,627      13,057,637
      6,143  Esmark Inc. .....................................................         7/28/06            6,509,253       5,103,459
     22,849  Esmark Inc., 8.00%, cvt. pfd., A ................................    11/08/04 - 9/29/06     22,848,857      22,304,140
    659,105  First Chicago Bancorp ...........................................        11/16/06            9,227,470       9,227,470
  1,497,000  Florida East Coast Industries Inc. ..............................    11/16/87 - 7/15/04     31,051,609      89,154,584
  2,814,856  Imagine Group Holdings Ltd. .....................................         8/31/04           28,828,348      30,878,970
  1,982,308  International Automotive Components
                Group Brazil LLC .............................................    4/13/06 - 8/21/06       1,186,317      11,398,271
    307,801  International Automotive Components
                Group Japan LLC ..............................................    9/26/06 - 3/27/07       2,674,756       2,611,914
  8,425,843  International Automotive Components
                Group LLC ....................................................    1/12/06 - 10/16/06      8,429,977       8,425,843
  2,533,800  International Automotive Components
                Group NA LLC .................................................         3/30/07            2,571,807       2,533,800


62 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND (CONTINUED)
  1,560,200  International Automotive Components
                Group NA LLC, 9.00%, 4/01/17 .................................         3/30/07         $  1,583,603   $   1,560,200
  1,444,624  Kindred Healthcare Inc. .........................................    4/28/99 - 3/29/06      17,191,448      44,987,036
             Kindred Healthcare Inc., options to
                purchase (shares): ...........................................                                                   --
      3,876  exercise price $23.75, expiration
                date 7/17/11 .................................................    7/17/02 - 7/17/05              --          28,648
      1,164  exercise price $26.00, expiration
                date 1/01/12 .................................................    1/01/03 - 1/01/06              --           5,984
      1,157  exercise price $9.07, expiration
                date 1/01/13 .................................................    1/01/04 - 1/03/07              --          25,530
        863  exercise price $25.99, expiration
                date 1/01/14 .................................................    1/01/05 - 1/03/07              --           4,445
        479  exercise price $27.90, expiration
                date 1/10/15 .................................................    1/06/06 - 1/09/07              --           1,552
        239  exercise price $28.89, expiration
                date 1/10/16 .................................................         1/09/07                   --             538
 23,936,951  Motor Coach Industries International
                Inc., FRN, 18.37%, 12/01/08 ..................................    5/27/04 - 2/28/07      23,936,951      24,655,060
          5  Motor Coach Industries International
                Inc., wts., 5/27/09 ..........................................         3/30/07                   --              --
     53,490  NCB Warrant Holdings Ltd., A ....................................        12/16/05                   --       5,473,632
     97,300  Olympus Re Holdings Ltd. ........................................        12/19/01            9,730,000          97,300
    279,965  Owens Corning Inc., (restricted) ................................   10/20/06 - 12/20/06      7,897,375       8,473,701
    249,750  Owens Corning Inc., options to
                purchase (shares), exercise price
                $37.50, expiration date
                1/02/08 ......................................................        12/20/06               26,137              --
    249,750  Owens Corning Inc., options to sell
                (shares), exercise price $25.00,
                expiration date 4/06/07 ......................................        12/20/06               12,451              --
     92,938  PTV Inc., 10.00%, pfd., A .......................................    12/07/01 - 3/06/02        278,814         348,518
    394,800  Symetra Financial ...............................................         7/27/04           39,480,000      56,910,420
  2,926,000  Wheeling-Pittsburgh Corp., cvt.,
                6.00%, 11/15/08 ..............................................         3/16/07            2,926,000       2,926,000
                                                                                                                      -------------
             TOTAL RESTRICTED SECURITIES (6.83% of Net Assets) ...............                                        $ 412,333,764
                                                                                                                      =============


                                        Quarterly Statements of Investments | 63

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND
    439,477  AboveNet Inc. ...................................................   10/02/01 - 11/25/03    $20,497,153   $  13,465,575
        613  AboveNet Inc., options to purchase
                (shares), exercise price $20.95,
                expiration date 9/09/13 ......................................    4/17/06 - 9/08/06              --          16,091
     14,770  AboveNet Inc., wts., 9/08/08 ....................................   10/02/01 - 10/02/03      1,836,931         466,732
     17,376  AboveNet Inc., wts., 9/08/10 ....................................   10/02/01 - 10/02/03      1,972,095         493,479
     69,184  Anchor Resources LLC ............................................         6/29/04                   --              --
  4,250,824  Cerberus FIM Investors Auto Finance
                LLC ..........................................................        11/20/06            4,250,824       3,891,204
 12,683,413  Cerberus FIM Investors Auto Finance
                LLC, 12.00%, 11/22/13 ........................................        11/20/06           12,683,413      11,610,396
    543,168  Cerberus FIM Investors Commercial
                Finance LLC ..................................................        11/20/06              543,169         497,216
  1,629,506  Cerberus FIM Investors Commercial
                Finance LLC, 12.00%, 11/22/13 ................................        11/20/06            1,629,506       1,491,650
    929,398  Cerberus FIM Investors Commercial
                Mortgage LLC .................................................        11/20/06              929,399         850,771
  2,788,196  Cerberus FIM Investors Commercial
                Mortgage LLC, 12.00%,
                11/22/13 .....................................................        11/20/06            2,788,196       2,552,315
  4,427,713  Cerberus FIM Investors Insurance
                LLC ..........................................................        11/20/06            4,427,713       4,053,128
 13,283,138  Cerberus FIM Investors Insurance
                LLC, 12.00%, 11/22/13 ........................................        11/20/06           13,283,138      12,159,384
  9,391,146  Cerberus FIM Investors Rescap
                LLC ..........................................................        11/20/06            9,391,146       8,596,655
 28,173,439  Cerberus FIM Investors Rescap LLC,
                12.00%, 11/22/13 .............................................        11/20/06           28,173,439      25,789,966
  1,142,353  DecisionOne Corp. ...............................................    3/12/99 - 7/18/00         793,798         814,498
  1,356,539  DecisionOne Corp., 12.00%,
                4/15/10 ......................................................    3/12/99 - 1/18/07       3,179,637       1,356,539
      7,869  Esmark Inc. .....................................................         7/28/06            8,338,296       6,537,486
     29,270  Esmark Inc., 8.00%, cvt. pfd., A ................................    11/08/04 - 1/11/07     29,270,244      28,572,441
     14,498  FE Capital holdings Limited .....................................    8/29/03 - 3/22/07         516,568      16,424,866
  1,157,143  First Chicago Bancorp ...........................................        11/16/06           16,200,002      16,200,002
  1,967,636  Florida East Coast Industries Inc. ..............................    1/17/86 - 7/15/04      46,735,956     117,183,546
  2,387,711  International Automotive Components
                Group Brazil LLC .............................................    4/13/06 - 8/21/06       1,428,931      13,729,338
    378,194  International Automotive Components
                Group Japan LLC ..............................................    9/26/06 - 3/27/07       3,286,434       3,209,250
 10,149,082  International Automotive Components
                Group LLC ....................................................    1/12/06 - 10/16/06     10,154,061      10,149,082
  3,163,200  International Automotive Components
                Group NA LLC .................................................         3/30/07            3,210,648       3,163,200


64 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND (CONTINUED)
  1,947,800  International Automotive Components
                Group NA LLC, 9.00%, 4/01/17 .................................         3/30/07         $  1,977,017   $   1,947,800
  1,639,289  Kindred Healthcare Inc. .........................................    4/28/99 - 3/29/06      19,585,289      51,049,099
             Kindred Healthcare Inc., options to
                purchase (shares):
      4,380        exercise price $23.75, expiration
                      date 7/17/11 ...........................................         7/17/02                   --          32,373
      1,314        exercise price $26.00, expiration
                      date 1/01/12 ...........................................         1/13/03                   --           6,755
      1,307        exercise price $9.07, expiration
                      date 1/01/13 ...........................................    1/01/04 - 1/03/07              --          28,840
        975        exercise price $25.99, expiration
                      date 1/01/14 ...........................................    1/04/05 - 1/03/07              --           5,022
        542        exercise price $27.90, expiration
                      date 1/10/15 ...........................................         1/06/06                   --           1,757
        271        exercise price $28.89, expiration
                      date 1/10/16 ...........................................         1/09/07                   --             610
 30,989,737  Motor Coach Industries International
                Inc., FRN, 18.37%, 12/01/08 ..................................    5/27/04 - 2/28/07      30,989,737      31,919,429
          6  Motor Coach Industries International
                Inc., wts., 5/27/09 ..........................................         3/30/07                   --              --
     67,420  NCB Warrant Holdings Ltd., A ....................................        12/16/05                   --       6,899,088
    106,700  Olympus Re Holdings Ltd. ........................................        12/19/01           10,670,000         106,700
    347,643  Owens Corning Inc., (restricted) ................................   10/20/06 - 12/20/06      9,806,465      10,522,111
    310,123  Owens Corning Inc., options to
                purchase (shares), exercise price
                $37.50, expiration date 1/02/08 ..............................        12/20/06               32,455              --
    310,123  Owens Corning Inc., options to sell
                (shares), exercise price $25.00,
                expiration date 4/06/07 ......................................        12/20/06               15,461              --
     29,737  PMG LLC .........................................................         3/22/04            2,081,593      20,786,197
    114,246  PTV Inc., 10.00%, pfd., A .......................................         1/25/02              342,738         428,423
    511,600  Symetra Financial ...............................................         7/27/04           51,160,000      73,747,140
  3,748,000  Wheeling-Pittsburgh Corp., cvt.,
                6.00%, 11/15/08 ..............................................         3/16/07            3,748,000       3,748,000
                                                                                                                      -------------
             TOTAL RESTRICTED SECURITIES (6.61% of Net Assets) ....................................................   $ 504,504,154
                                                                                                                      =============


                                        Quarterly Statements of Investments | 65

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND
    332,512  AboveNet Inc. ...................................................   10/02/01 - 11/25/03   $ 14,854,100   $  10,188,168
        464  AboveNet Inc., options to purchase
                (shares), exercise price $20.95,
                expiration date 9/09/13 ......................................    4/14/06 - 9/08/06              --          12,180
     11,105  AboveNet Inc., wts., 9/08/08 ....................................   10/02/01 - 3/15/02       1,437,838         350,918
     13,066  AboveNet Inc., wts., 9/08/10 ....................................   10/02/01 - 10/02/03      1,768,651         371,074
     53,272  Anchor Resources LLC ............................................         6/29/04                   --              --
     66,860  Augsburg Re AG ..................................................         5/25/06               66,860              --
    768,890  Augsburg Re AG, zero cpn.,
                4/27/07 ......................................................         5/25/06              768,890              --
  6,498,835  Cerberus FIM Investors Auto
                Finance LLC ..................................................        11/20/06            6,498,836       5,949,033
 19,390,926  Cerberus FIM Investors Auto
                Finance LLC, 12.00%,
             11/22/13 ........................................................        11/20/06           19,390,926      17,750,454
    830,418  Cerberus FIM Investors Commercial
                Finance LLC ..................................................        11/20/06              830,419         760,165
  2,491,256  Cerberus FIM Investors Commercial
                Finance LLC, 12.00%,
                11/22/13 .....................................................        11/20/06            2,491,256       2,280,496
  1,420,903  Cerberus FIM Investors Commercial
                Mortgage LLC .................................................        11/20/06            1,420,903       1,300,695
  4,262,708  Cerberus FIM Investors Commercial
                Mortgage LLC, 12.00%,
                11/22/13 .....................................................        11/20/06            4,262,708       3,902,083
  6,769,270  Cerberus FIM Investors Insurance
                LLC ..........................................................        11/20/06            6,769,270       6,196,590
 20,307,811  Cerberus FIM Investors Insurance
                LLC, 12.00%, 11/22/13 ........................................        11/20/06           20,307,811      18,589,770
 14,357,573  Cerberus FIM Investors Rescap
                LLC ..........................................................        11/20/06           14,357,573      13,142,922
 43,072,719  Cerberus FIM Investors Rescap
                LLC, 12.00%, 11/22/13 ........................................        11/20/06           43,072,719      39,428,767
    359,884  DecisionOne Corp. ...............................................    9/28/99 - 7/18/00         273,004         256,597
    427,361  DecisionOne Corp., 12.00%,
                4/15/10 ......................................................   10/29/99 - 1/18/07       1,052,164         427,361
      7,661  Esmark Inc. .....................................................         7/28/06            8,117,891       6,364,682
     28,499  Esmark Inc., 8.00%, cvt. pfd., A ................................    11/8/04 - 1/11/07      28,498,737      27,819,327
     12,017  FE Capital Holdings Ltd. ........................................    8/29/03 - 3/22/07         428,176      13,614,148
  2,247,600  Florida East Coast Industries Inc. ..............................   12/29/95 - 7/15/04      67,070,841     133,856,942
  8,758,216  Hancock Discovery LLC ...........................................         7/20/98           10,913,951              --
  4,551,501  Imagine Group Holdings Ltd. .....................................         8/31/04           46,614,197      49,929,966
  3,204,016  International Automotive
                Components Group Brazil LLC ..................................    4/13/06 - 8/21/06       1,917,450      18,423,092


66 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND (CONTINUED)
    650,533  International Automotive
                Components Group Japan LLC ...................................     9/26/06 - 3/27/07   $  5,652,928   $   5,520,243
 13,618,870  International Automotive
                Components Group LLC .........................................    1/12/06 - 10/16/06     13,625,552      13,618,870
  5,638,800  International Automotive
                Components Group NA LLC ......................................         3/30/07            5,723,382       5,638,800
  3,472,200  International Automotive
               Components Group NA LLC,
                9.00%, 4/01/17 ...............................................         3/30/07            3,524,283       3,472,200
  1,135,557  Kindred Healthcare Inc. .........................................    12/12/01 - 3/29/06     13,864,204      35,362,381
             Kindred Healthcare Inc., options to
                purchase (shares):
      3,002        exercise price $23.75,
                      expiration date 7/17/11 ................................    7/17/02 - 7/15/05              --          22,188
        898        exercise price $26.00,
                      expiration date 1/01/12 ................................    1/01/03 - 1/01/06              --           4,617
        897        exercise price $9.07,
                      expiration date 1/01/13 ................................    1/01/04 - 1/03/07              --          19,793
        671        exercise price $25.99,
                      expiration date 1/01/14 ................................    1/01/05 - 1/03/07              --           3,456
        374        exercise price $27.90,
                      expiration date 1/10/15 ................................    1/06/06 - 1/09/07              --           1,212
        188        exercise price $28.89,
                      expiration date 1/10/16 ................................         1/09/07                   --             423
 28,211,213  Motor Coach Industries
                International Inc., FRN, 18.37%,
                12/01/08 .....................................................    5/27/04 - 2/28/07      28,211,213      29,057,549
          5  Motor Coach Industries International
                Inc., wts., 5/27/09 ..........................................          3/30/07                  --              --
     55,890  NCB Warrant Holdings Ltd., A ....................................         12/16/05                  --       5,719,224
     47,160  Olympus Re Holdings Ltd. ........................................         12/19/01           4,716,000          47,160
    600,722  Owens Corning Inc., (restricted) ................................   10/20/06 - 12/20/06     16,945,428      18,182,053
    535,890  Owens Corning Inc., options to
                purchase (shares), exercise price
                $37.50, expiration date
                1/02/08 ......................................................         12/20/06              56,082              --
    535,890  Owens Corning Inc., options to sell
                (shares), exercise price $25.00,
                expiration date 4/06/07 ......................................         12/20/06              26,717              --
     86,280  PTV Inc., 10.00%, pfd., A .......................................    12/7/01 - 3/06/02         258,840         323,550
  3,649,000  Wheeling-Pittsburgh Corp., cvt.,
                6.00%, 11/15/08 ..............................................         3/16/07            3,649,000       3,649,000
                                                                                                                      -------------
             TOTAL RESTRICTED SECURITIES (3.44% of Net Assets) ....................................................   $ 491,558,149
                                                                                                                      =============


                                        Quarterly Statements of Investments | 67

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL EUROPEAN FUND
     83,713  AboveNet Inc. ...................................................   10/02/01 - 11/25/03   $  4,201,538   $   2,564,966
        117  AboveNet Inc., options to purchase
                (shares), exercise price $20.95,
                expiration date 9/09/13 ......................................    4/17/06 - 9/08/06              --           3,071
      2,816  AboveNet Inc., wts., 9/08/08 ....................................   10/02/01 - 10/02/03        348,479          88,986
      3,313  AboveNet Inc., wts., 9/08/10 ....................................   10/02/01 - 10/02/03        373,672          94,089
     17,909  Augsburg Re AG ..................................................         5/25/06               17,909              --
    205,953  Augsburg Re AG, zero cpn.,
                4/27/07 ......................................................         5/25/06              205,953              --
 16,127,149  Euro Wagon LP ...................................................    12/08/05 - 3/02/07     10,870,474      11,455,530
  2,830,952  Globe Specialty Metals Inc., 144A ...............................    9/27/05 - 1/22/07      12,300,000      14,140,605
     16,080  Olympus Re Holdings Ltd. ........................................         12/19/01           1,608,000          16,080
     46,841  PTV Inc., 10.00%, pfd., A .......................................    12/07/01 - 3/16/02        140,523         175,654
                                                                                                                      -------------
             TOTAL RESTRICTED SECURITIES (1.11% of Net Assets) ....................................................   $  28,538,981
                                                                                                                      =============


68 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                     ACQUISITION
CONTRACTS    ISSUER                                                                     DATES              COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL FINANCIAL SERVICES
    350,000  Atlantic Banc Holdings Inc. .....................................         2/01/07         $  3,500,000   $   3,500,000
     10,745  Augsburg Re AG ..................................................         5/25/06               10,745              --
    123,572  Augsburg Re AG, zero cpn., 4/27/07 ..............................         5/25/06              123,572              --
    935,171  Cerberus FIM Investors Auto Finance
                LLC ..........................................................         11/20/06             935,172         856,055
  2,790,322  Cerberus FIM Investors Auto Finance
                LLC, 12.00%, 11/22/13 ........................................         11/20/06           2,790,322       2,554,261
    119,496  Cerberus FIM Investors Commercial
                Finance LLC ..................................................         11/20/06             119,496         109,387
    358,487  Cerberus FIM Investors Commercial
                Finance LLC, 12.00%, 11/22/13 ................................         11/20/06             358,487         328,159
    204,465  Cerberus FIM Investors Commercial
                Mortgage LLC .................................................         11/20/06             204,466         187,167
    613,397  Cerberus FIM Investors Commercial
                Mortgage LLC, 12.00%, 11/22/13 ...............................         11/20/06             613,397         561,504
    974,086  Cerberus FIM Investors Insurance
                LLC ..........................................................         11/20/06             974,087         891,678
  2,922,260  Cerberus FIM Investors Insurance LLC,
             12.00%, 11/22/13 ................................................         11/20/06           2,922,260       2,675,037
  2,066,031  Cerberus FIM Investors Rescap LLC ...............................         11/20/06           2,066,031       1,891,245
  6,198,092  Cerberus FIM Investors Rescap LLC,
                12.00%, 11/22/13 .............................................         11/20/06           6,198,092       5,673,733
      2,167  Elephant Capital Holdings Ltd. ..................................    8/29/03 - 3/22/07          77,220       2,461,429
    496,868  First Chicago Bancorp ...........................................         11/16/06           6,956,152       6,956,152
    551,589  Imagine Group Holdings Ltd. .....................................         8/31/04            5,649,099       6,050,931
     10,590  NCB Warrant Holdings Ltd., A ....................................         12/16/05                  --       1,083,675
      7,480  Olympus Re Holdings Ltd. ........................................         12/19/01             748,000           7,480
    117,300  Symetra Financial ...............................................         7/27/04           11,730,000      16,908,795
    456,903  The Bankshares Inc. .............................................         3/22/07            4,569,030       4,569,030
                                                                                                                      -------------
             TOTAL RESTRICTED SECURITIES (5.15% of Net Assets) ....................................................   $  57,265,718
                                                                                                                      =============


                                        Quarterly Statements of Investments | 69

Franklin Mutual Series Fund Inc.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the three months ended March 31, 2007 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF SHARES/                      NUMBER OF SHARES/
                                 PRINCIPAL AMOUNT                        PRINCIPAL AMOUNT    VALUE AT
                                 HELD AT BEGINNING   GROSS      GROSS     HELD AT END OF      END OF     INVESTMENT REALIZED CAPITAL
NAME OF ISSUER                       OF PERIOD     ADDITIONS REDUCTIONS       PERIOD          PERIOD       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
NON-CONTROLLED AFFILIATES
AboveNet Inc. .................         763,805           --         --        763,805    $   23,402,985 $       --   $        --
AboveNet Inc., Contingent
   Distribution ...............     106,869,000           --         --    106,869,000                --         --            --
AboveNet Inc., options to
   purchase (shares),
   exercise price $20.95,
   expiration date
   9/09/13 ....................           1,065           --         --          1,065            27,956         --            --
AboveNet Inc., wts.,
   9/08/08 ....................          25,659           --         --         25,659           810,824         --            --
AboveNet Inc., wts.,
   9/08/10 ....................          30,186           --         --         30,186           857,283         --            --
Alexander's Inc. ..............         326,675           --         --        326,675       134,492,098         --            --
Anchor Resources LLC ..........         123,013           --         --        123,013                --         --            --
Centennial Bank Holdings
   Inc. .......................       3,845,467      951,400         --      4,796,867        41,492,900         --            --
DecisionOne Corp. .............       1,879,100           --         --      1,879,100         1,339,799         --            --
DecisionOne Corp.,
   12.00%, 4/15/10 ............       2,187,193       44,230         --      2,231,423         2,231,423     65,617            --
Elephant Capital Holdings
   Ltd. .......................          25,721          950         --         26,671        30,294,742         --            --
Esmark Inc. ...................          16,598           --         --         16,598        13,789,452    132,784            --
Esmark Inc., 8.00%, cvt.
   pfd., A ....................          60,419        1,321         --         61,740        60,268,061  1,214,989            --
Federal Signal Corp. ..........       3,360,800           --         --      3,360,800        52,159,616    201,648            --
Florida East Coast
   Industries Inc. ............       4,423,071           --         --      4,423,071       263,418,205    309,615            --
International Automotive
   Components Group
   Brazil LLC .................       6,069,096           --         --      6,069,096        34,897,302         --            --
International Automotive
   Components Group
   Japan LLC ..................         953,142      151,130         --      1,104,272         9,370,546         --            --
International Automotive
   Components Group LLC .......      25,796,752           --         --     25,796,752        25,796,753         --            --
International Automotive
   Components Group NA
   LLC ........................              --    9,502,067         --      9,502,067         9,502,067         --            --
Kindred Healthcare Inc. .......       2,860,528           --         --      2,860,528        89,079,702         --            --
Kindred Healthcare Inc.,
   options to purchase
   (shares):
      exercise price $23.75,
         expiration date
         7/17/11 ..............           7,640           --         --          7,640            56,467         --            --
      exercise price $26.00,
         expiration date
         1/01/12 ..............           2,292           --         --          2,292            11,783         --            --
      exercise price $9.07,
         expiration date
         1/01/13 ..............           1,714          568         --          2,282            50,355         --            --
      exercise price $25.99,
         expiration date
         1/01/14 ..............           1,136          568         --          1,704             8,777         --            --
      exercise price $27.90,
         expiration date
         1/10/15 ..............             473          473         --            946             3,066         --            --
      exercise price $28.89,
         expiration date
         1/10/16 ..............              --          473         --            473             1,065         --            --
OPTI Canada a .................       4,085,890           --  4,085,890             --                --         --    39,924,103
TVMAX Holdings Inc. ...........         257,217           --         --        257,217           257,217         --            --


70 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                 NUMBER OF SHARES/                      NUMBER OF SHARES/
                                  PRINCIPAL AMOUNT                      PRINCIPAL AMOUNT     VALUE AT
                                 HELD AT BEGINNING   GROSS      GROSS    HELD AT END OF       END OF     INVESTMENT REALIZED CAPITAL
  NAME OF ISSUER                     OF PERIOD     ADDITIONS REDUCTIONS      PERIOD           PERIOD       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES FUND
     (CONTINUED)
  NON-CONTROLLED AFFILIATES
     (CONTINUED)
  TVMAX Holdings Inc., PIK,
     11.50%, 6/30/07 ..........        446,378      43,371       6,033        483,716     $      483,716 $   13,058   $         --
  TVMAX Holdings Inc., PIK,
     14.00%, 6/30/07 ..........      1,385,745      49,067          --      1,434,812          1,434,812     49,088             --
  White Mountains Insurance
     Group Ltd. ...............        729,657          --         200        729,457        413,237,390  1,458,914         59,070
                                                                                          ----------------------------------------
  TOTAL NON-CONTROLLED
     AFFILIATES (5.15% of
     Net Assets) ....................................................................     $1,208,776,362 $3,445,713   $ 39,983,173
                                                                                          ========================================

a As of March 31, 2007 no longer an affiliate.

  MUTUAL QUALIFIED FUND
  NON-CONTROLLED AFFILIATES
  DecisionOne Corp. ...........      1,008,199          --          --      1,008,199     $      718,846 $       --   $         --
  DecisionOne Corp.,
     12.00%, 4/15/10 ..........      1,173,501      23,731          --      1,197,232          1,197,232     35,205             --
  Elephant Capital Holdings
     Ltd. .....................         11,087         409          --         11,496         13,057,637         --             --
  Esmark Inc. .................          6,143          --          --          6,143          5,103,459     49,143             --
  Esmark Inc., 8.00%, cvt.
     pfd., A ..................         22,360         489          --         22,849         22,304,140    450,876             --
  First Chicago Bancorp .......        659,105          --          --        659,105          9,227,470         --             --
  Generale de Sante ...........      3,146,068          --          --      3,146,068        136,546,030         --             --
  Imagine Group Holdings
     Ltd. .....................      2,814,856          --          --      2,814,856         30,878,970         --             --
  Insun ENT Co. Ltd. ..........        687,953          --          --        687,953          8,335,279         --             --
  ITLA Capital Corp. ..........        445,796          --          --        445,796         23,190,308     71,327             --
  State National Bancshares
     Inc. .....................      1,375,000          --   1,375,000             --                 --         --     30,937,500
  White River Capital Inc. ....        549,751          --          --        549,751         12,171,349         --             --
                                                                                          ----------------------------------------
  TOTAL NON-CONTROLLED
     AFFILIATED (4.35% of
     Net Assets) ....................................................................     $  262,730,720 $  606,551   $ 30,937,500
                                                                                          ========================================
  MUTUAL BEACON FUND
  CONTROLLED AFFILIATES a
  PMG LLC .....................         31,748          --       2,011         29,737     $   20,786,197 $       --   $  1,108,236
  NON-CONTROLLED AFFILIATES
  Anchor Resources LLC ........         69,184          --          --         69,184     $           -- $       --   $         --
  DecisionOne Corp. ...........      1,142,353          --          --      1,142,353            814,498         --             --
  DecisionOne Corp.,
     12.00%, 4/15/10 ..........      1,329,650      26,889          --      1,356,539          1,356,539     39,890             --
  Esmark Inc. .................          7,868          --          --          7,869          6,537,486     62,952             --
  Esmark Inc., 8.00%, cvt.
     pfd., A ..................         28,644         626          --         29,270         28,572,441    577,589             --
  Farmer Brothers Co. .........      1,033,896          --          --      1,033,896         23,469,439    113,729             --
  FE Capital Holdings Ltd. ....         13,981         517          --         14,498         16,424,866         --             --
  First Chicago Bancorp .......      1,157,143          --          --      1,157,143         16,200,002         --             --
  Florida East Coast
     Industries Inc. ..........      1,967,636          --          --      1,967,636        117,183,546    137,735             --
                                                                                          ----------------------------------------
  TOTAL NON-CONTROLLED
     AFFILIATES .....................................................................     $  210,558,817 $  931,895   $  1,108,236
                                                                                          ----------------------------------------

  TOTAL AFFILIATED
     SECURITIES (3.03% of
     Net Assets) ....................................................................     $  231,345,014 $  931,895   $  1,108,236
                                                                                          ========================================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.


                                        Quarterly Statements of Investments | 71

Franklin Mutual Series Fund Inc.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                NUMBER OF SHARES/                      NUMBER OF SHARES/
                                PRINCIPAL AMOUNT                        PRINCIPAL AMOUNT    VALUE AT                    REALIZED
                                HELD AT BEGINNING   GROSS      GROSS     HELD AT END OF      END OF        INVESTMENT    CAPITAL
  NAME OF ISSUER                    OF PERIOD     ADDITIONS REDUCTIONS       PERIOD          PERIOD          INCOME    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY FUND
  CONTROLLED AFFILIATES a
  Hancock Discovery LLC .......      8,758,216           --         --     8,758,216     $           --    $       --  $        --
                                                                                         -----------------------------------------
  NON-CONTROLLED AFFILIATES
  Augsberg Re AG ..............         66,860           --         --        66,860     $           --    $       --  $        --
  Augsberg Re AG, zero cpn.,
     4/27/07 ..................        768,890           --         --       768,890                 --            --           --
  CSM NV ......................      4,036,926           --         --     4,036,926        143,942,705            --           --
  Esmark Inc. .................          7,661           --         --         7,661          6,364,682        61,288           --
  Esmark Inc., 8.00%, cvt.
     pfd., A ..................         27,889          610         --        28,499         27,819,327       560,830           --
  Farmer Brothers Co. .........        904,637           --         --       904,637         20,535,260        99,510           --
  FE Capital Holdings Ltd. ....         11,589          428         --        12,017         13,614,148            --           --
  Florida East Coast Industries
     Inc. .....................      2,247,600           --         --     2,247,600        133,856,942       157,332           --
  Imagine Group Holdings Ltd. .      4,551,501           --         --     4,551,501         49,929,966            --           --
  International Automotive
     Components Group Brazil
     LLC ......................      3,204,016           --         --     3,204,016         18,423,092            --           --
  International Automotive
     Components Group Japan
     LLC ......................        561,502       89,031         --       650,533          5,520,243            --           --
  International Automotive
     Components Group NA LLC ..             --    5,638,800         --     5,638,800          5,638,800            --           --
  Kloeckner & Co. AG ..........        506,310    2,149,284         --     2,655,594        145,722,103            --           --
  Potlatch Corp. ..............      3,582,320           --  1,781,177     1,801,143                 -- b   1,035,195    5,101,655
  Torre Mayor Investments LP ..            170           --        170            --                 -- b          --    4,463,512
                                                                                         -----------------------------------------
  TOTAL NON-CONTROLLED
     AFFILIATES ....................................................................     $  571,367,268    $1,914,155  $ 9,565,167
                                                                                         -----------------------------------------
  TOTAL AFFILIATED SECURITIES
     (4.0% of Net Assets) ..........................................................     $  571,367,268    $1,914,155  $ 9,565,167
                                                                                         =========================================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

b As of March 31, 2007 no longer an affiliate.

  MUTUAL EUROPEAN
  CONTROLLED AFFILIATESA
  Euro Wagon LP ...............     15,240,837      886,312         --    16,127,149     $   11,455,530    $       --  $   807,679
                                                                                         -----------------------------------------
  NON-CONTROLLED AFFILIATES
  Globe Speciality Metals
     Inc., 144A ...............      2,050,000      780,952         --     2,830,952     $   14,140,605    $       --  $        --
  Globe Speciality Metals
     Inc., wts., 10/03/09,
     144A .....................      4,100,000           --  4,100,000            --                 --            --           --
                                                                                         -----------------------------------------
  TOTAL NON-CONTROLLED
     AFFILIATES ....................................................................     $   14,140,605    $       --  $        --
                                                                                         -----------------------------------------
  TOTAL AFFILIATED SECURITIES
     (0.99% of Net Assets) .........................................................     $   25,596,135    $       --  $   807,679
                                                                                         =========================================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

  MUTUAL FINANCIAL SERVICES
  NON-CONTROLLED AFFILIATES
  Coast Financial Holdings
     Inc. .....................             --      527,780         --       527,780     $    3,641,682    $       --  $        --
  Integrated Alarm Services
     Group Inc. ...............      1,277,700           --         --     1,277,700          4,906,368            --           --
                                                                                         -----------------------------------------
  TOTAL NON-CONTROLLED
     AFFILIATES (0.77% of
     Net Assets) ...................................................................     $    8,548,050    $       --  $        --
                                                                                         =========================================


72 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

8. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual, as the Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the Funds invest and/or may represent the Funds in certain corporate negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Funds' policies and the requirements of the federal securities laws, could prevent the Funds from trading in the securities of such companies for limited or extended periods of time. The securities have been identified on the accompaning Statement of Investments.

Directors of employees of Franklin Mutual, as the Fund's Investment Manager, serve as members of various bondholders' steering committees, on credit committees, and represent the funds in certain corporate restructuring negotiations. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Funds' Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws. The securities have been identified on the accompanying Statement of Investments.


                                        Quarterly Statements of Investments | 73

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

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

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Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUND, INC.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  May 24, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  May 24, 2007